United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/13

Date of Reporting Period: 10/31/13

Item 1. Reports to Stockholders

Annual Shareholder Report
October 31, 2013
Share Class	Ticker
A	KAUAX
B	KAUBX
C	KAUCX

Federated Kaufmann Fund
Successor to the Kaufmann Fund, Inc., with performance history since February 21, 1986

A Portfolio of Federated Equity Funds

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Kaufmann Fund (the “Fund”), based on net asset value, for the 12-month reporting period ended October 31, 2013, was 35.63% for the Class A Shares, 34.99% for the Class B Shares and 34.99% for the Class C Shares. The total return of the Russell Midcap® Growth Index (RMCGI),1 the Fund's broad-based securities market index, was 33.93% for the same period. The total return of the Morningstar Mid-Cap Growth Funds Average (MMCGFA),2 a peer group average for the Fund, was 32.45% for the same period. The Fund's and MMCGFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the RMCGI.
During the reporting period, the Fund's investment strategy focused on stock selection, sector exposure, international exposure3 and the effect of cash holdings. These were the most significant factors affecting the Fund's performance relative to the RMCGI.
The following discussion will focus on the performance of the Fund's Class A Shares. During the reporting period, the Fund's Class A Shares outperformed the RMCGI and the MMCGFA.
Market Overview
The equity markets globally performed well with the United States' stock markets performing among the best. Central banks around the world continued to print money at an unprecedented rate during the year especially with the acceleration of Bank of Japan printing during 2013. Massive liquidity provided by central banks globally continued to fuel economic recovery in many economies including the U.S. by keeping interest rates very low. Unemployment remained high in nearly all major economies; therefore, the Federal Reserve (the “Fed”) continued with its accommodative monetary policy. Fiscal policy remained gridlocked in the U.S. as the government actually shut down because Congress and the president could not come to an acceptable compromise to keep the government open. Despite these uncertainties, the equity markets performed very well, and corporate earnings remained strong during the reporting period.
Stock Selection
The key factor affecting performance from a macroeconomic standpoint was the continuing accommodative monetary policy by the Fed and every major central bank in the world. The cheap money policies allowed a slow but gradual recovery of the major economies. Profitability of many of our companies remained strong throughout the past year. We continued to find attractive mid-cap growth investment opportunities–companies that are dominant competitors and that have strengthening fundamentals potentially delivering both near-term and long-term growth in sales and earnings.
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1

The vast majority of the outperformance was due to strong stock selection particularly in the Healthcare, Information Technology, Materials and Industrial sectors. Individual companies that most contributed to performance during the year were Dexcom, Dyax Corp, American International Group, Gilead Sciences, Alkermes, Salix Pharmaceutical, Chicago Bridge & Iron, Examworks, Spirit Air and Costar Group. Laggard companies that hurt relative Fund performance were Textura, Ulta Salon & Cosmetics, Corcept Therapeutics, Multiplan Empreendiment, Cetip Sa, Vical, Cobalt International Energy, Amarin, Apple and Ariad Pharmaceutical
Sector Exposure
At the end of the reporting period, approximately 72% of the portfolio was invested in four large sectors: Healthcare, Industrials, Information Technology and Consumer Discretionary. These sectors have historically provided good opportunities for bottom-up growth investors. Overweighting Health Care and underweighting Information Technology and Telecom Services sectors all benefited relative performance versus the RMCGI. Underweighting in the Consumer Discretionary, Consumer Staples and Energy sectors and overweighting in the Financial sector somewhat hurt relative performance.
International Exposure
Stock selection of companies domiciled outside the U.S. was a positive contributor to Fund performance. However, the approximately 19% of the portfolio assets that were invested in such companies during the year hurt relative performance because U.S. stock markets generally outperformed international stock markets.
Effect of Cash Holdings
The Fund had significant cash outflows during the reporting period which resulted in an average cash position of 2.4%. In a rising market, the cash holdings resulted in a modest drag on relative performance.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the RMCGI.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the MMCGFA.
3	International investing involves special risks including currency risk, increased volatility, political risks and differences in auditing and other financial standards.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Kaufmann Fund from October 31, 1998 to October 31, 2013, compared to the Russell Midcap® Growth Index (RMCGI)2 and the Morningstar Mid-Cap Growth Funds Average (MMCGFA).3
Average Annual Total Returns for the Period Ended 10/31/2013
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
Share Class	6-Month (Cumulative)	1 Year	3 Years	5 Years	10 Years	15 Years
Class A Shares	11.21%	28.17%	9.63%	12.80%	7.23%	9.40%
Class B Shares	11.81%	29.49%	10.07%	13.24%	7.38%	9.51%
Class C Shares	16.53%	33.99%	11.11%	13.50%	7.26%	9.24%
Russell Midcap® Growth Index	13.75%	33.93%	17.16%	20.32%	9.60%	7.91%
Morningstar Mid-Cap Growth Funds Average	15.33%	32.45%	15.58%	17.76%	8.79%	8.87%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
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Growth of a $10,000 Investment–CLASS A SHARES
Growth of a $10,000 Investment Over 15 Years in Federated Kaufmann Fund
■	Total returns shown include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).

Growth of a $10,000 Investment–CLASS b SHARES
Growth of a $10,000 Investment Over 15 Years in Federated Kaufmann Fund
■	Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

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Growth of a $10,000 Investment–CLASS c SHARES
Growth of a $10,000 Investment Over 15 Years in Federated Kaufmann Fund
■	Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

1
Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: For Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, the maximum contingent deferred sales charge is 1.00% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The RMCGI and MMCGFA have been adjusted to reflect reinvestment of all dividends on securities in the index and the average. The Fund is a successor to the Kaufmann Fund, Inc. (Kaufmann Fund) pursuant to a reorganization that took place on April 23, 2001. Prior to that date, the Fund had no investment operations. Accordingly, the performance information provided is historical information of the Kaufmann Fund, but has been adjusted to reflect the expenses applicable to the Fund's Class A Shares, Class B Shares and Class C Shares, respectively.
2	The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The RMCGI is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market. The RMCGI is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market. The RMCGI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.
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Portfolio of Investments Summary Table (unaudited)
At October 31, 2013, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	28.7%
Industrials	16.2%
Information Technology	16.1%
Consumer Discretionary	12.8%
Financials	9.8%
Materials	6.8%
Energy	4.7%
Telecommunication Services	1.3%
Consumer Staples	1.0%
Utilities	0.7%
U.S. Treasury Securities	0.1%
Derivative Contracts[2,3]	0.0%
Securities Lending Collateral[4]	2.4%
Cash Equivalents[5]	1.4%
Other Assets and Liabilities—Net[6]	(2.0)%
TOTAL	100.0%
1	Except for U.S. Treasury Securities, Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
4	Cash collateral received from lending portfolio securities, which is invested in short-term investments such as repurchase agreements or money market mutual funds.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
October 31, 2013
Shares or Principal Amount			Value
		COMMON STOCKS—97.3%
		Consumer Discretionary—12.8%
980,000	[1,2]	Committed Capital Acquisition Corp.	$4,537,400
130,000	[1]	Five Below, Inc.	6,273,800
550,000	[1]	LKQ Corp.	18,166,500
888,500		Las Vegas Sands Corp.	62,390,470
863,600	[1]	Melco PBL Entertainment (Macau) Ltd., ADR	28,636,976
27,091,412		NagaCorp Limited	25,004,772
654,590		National CineMedia, Inc.	11,468,417
10,100,000		Prada Holding SpA	98,429,635
26,202	[1]	Priceline.com, Inc.	27,612,454
295,315	[1]	RetailMeNot, Inc.	9,633,175
49,600,000		Samsonite International SA	135,186,927
428,000	[1]	Shutterfly, Inc.	21,031,920
1,030,500		Sinclair Broadcast Group, Inc.	33,037,830
400,000		Six Flags Entertainment Corp.	15,044,000
935,700		Starbucks Corp.	75,838,485
220,200	[1]	Tower International, Inc.	4,672,644
475,000		Whirlpool Corp.	69,354,750
1,462,200	[1]	Yoox SpA	52,601,164
		TOTAL	698,921,319
		Consumer Staples—1.0%
1,000,000	[1,3]	Fairway Group Holdings Corp.	24,430,000
350,000	[1]	Hain Celestial Group, Inc.	29,130,500
		TOTAL	53,560,500
		Energy—4.7%
800,000	[1]	Antero Resources Corp.	45,192,000
1,500,000	[1]	Cobalt International Energy	34,815,000
97,100	[3]	Core Laboratories NV	18,179,062
2,000,000		Frank's International NV	61,180,000
2,076,400	[1]	Frontline 2012 Ltd.	15,695,820
1,490,000		Halliburton Co.	79,014,700
		TOTAL	254,076,582
		Financials—9.8%
3,870,000		American International Group, Inc.	199,885,500
210,200		BlackRock, Inc.	63,230,262
Annual Shareholder Report
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Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
7,385,582		CETIP SA-Mercados Organizado	$81,893,517
2,530,000		EverBank Financial Corp.	38,253,600
1	[1,2,4]	FA Private Equity Fund IV LP	705,205
1	[1,2,4]	Infrastructure Fund	0
1,575,000		JP Morgan Chase & Co.	81,175,500
240,000		Multiplan Empreendimentos Imobiliarios SA	5,634,140
1	[1,2,4]	Peachtree Leadscope LLC	0
1,550,000		Wells Fargo & Co.	66,169,500
		TOTAL	536,947,224
		Health Care—27.9%
3,070,000	[1]	Alkermes, Inc.	108,033,300
1	[2,4]	Apollo Investment Fund V	1,305,139
287,900	[1]	Biogen Idec, Inc.	70,302,301
9,279,650	[1,6]	Corcept Therapeutics, Inc.	15,682,609
1,800,000	[1]	Cubist Pharmaceuticals, Inc.	111,600,000
1	[2,4]	Denovo Ventures I LP	693,831
5,769,139	[1,6]	Dexcom, Inc.	165,747,363
18,154,308	[1,6]	Dyax Corp.	149,228,412
3,065,000	[1,3,6]	ExamWorks Group, Inc.	79,230,250
2,500,000	[1]	Express Scripts Holding Co.	156,300,000
637,932	[1,3]	Galapagos NV	12,355,844
1,300,000	[1]	Gilead Sciences, Inc.	92,287,000
700,000	[1,3]	Insulet Corp.	27,314,000
1	[2,4]	Latin Healthcare Fund	296,443
4,375,000	[1]	Nektar Therapeutics	41,606,250
1,322,000	[1]	NuVasive, Inc.	42,013,160
1,150,000	[1]	Premier, Inc.	35,431,500
8,445,000	[1,6]	Progenics Pharmaceuticals, Inc.	30,739,800
7,313,801	[1,3,6]	Protalix Biotherapeutics, Inc.	32,107,586
332,200	[1]	Puma Biotechnology, Inc.	12,726,582
1,440,000	[1]	Repligen Corp.	15,753,600
1,530,000	[1]	Salix Pharmaceuticals Ltd.	109,777,500
825,000	[1,3]	Seattle Genetics, Inc.	31,869,750
691,000		Shire Ltd.	30,629,937
959,018	[1,2,6]	Soteira, Inc.	0
250,000	[1,3]	Theravance, Inc.	9,160,000
550,000	[3]	Thermo Fisher Scientific, Inc.	53,779,000
Annual Shareholder Report
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Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
1,767,000	[1,6]	Threshold Pharmaceuticals, Inc., Class THL	$7,668,780
700,000	[1]	Veeva Systems, Inc.	27,237,000
2,000,000	[1]	Vical, Inc.	2,500,000
16,500,000	[1,6]	Zogenix, Inc.	48,345,000
		TOTAL	1,521,721,937
		Industrials—16.2%
1,310,000		Air Lease Corp.	38,514,000
282,200		Boeing Co.	36,827,100
990,000		Chicago Bridge & Iron Co., N.V.	73,349,100
388,500	[1]	Colfax Corp.	21,740,460
352,350		Danaher Corp.	25,400,912
1,500,000		Expeditors International Washington, Inc.	67,935,000
1,065,000		Flowserve Corp.	73,985,550
1,050,000		Fortune Brands Home & Security, Inc.	45,234,000
200,000	[1]	IHS, Inc., Class A	21,810,000
500,000		Kansas City Southern Industries, Inc.	60,760,000
1,000,000	[1]	MRC Global, Inc.	27,950,000
361,500		MSC Industrial Direct Co.	27,607,755
185,000		Precision Castparts Corp.	46,888,250
2,850,000	[1,6]	RPX Corp.	50,901,000
50,000		Roper Industries, Inc.	6,340,500
312,700		Safran SA	19,968,960
2,007,200	[1]	Spirit Airlines, Inc.	86,610,680
219,500	[1]	Teledyne Technologies, Inc.	19,495,990
1,035,000	[1]	Verisk Analytics, Inc.	70,918,200
990,700		Wabtec Corp.	64,583,733
		TOTAL	886,821,190
		Information Technology—16.1%
1,547,700		Amadeus IT Holding SA	57,452,459
750,000		Avago Technologies Ltd.	34,072,500
29,384	[1]	Baidu.com, Inc., ADR	4,727,886
378,900	[1]	Check Point Software Technologies Ltd.	21,983,778
150,000	[1]	Cornerstone OnDemand, Inc.	7,105,500
329,700	[1]	CoStar Group, Inc.	58,353,603
321,903	[1]	Cvent, Inc.	9,975,774
150,000	[1]	Demandware, Inc.	7,417,500
895,400	[1]	eBay, Inc.	47,196,534
Annual Shareholder Report
9

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
1,059,322	[1,2,4]	Expand Networks Ltd.	$0
169,030	[1]	Finisar Corp.	3,889,380
790,000	[1]	Fleetmatics Group PLC	25,082,500
352,900	[1]	Guidewire Software, Inc.	17,899,088
153,400	[1,3]	IPG Photonics Corp.	10,165,818
94,550	[1]	LinkedIn Corp.	21,147,999
1,925,000	[1]	Microsemi Corp.	48,375,250
1,850,000	[1]	Moneygram International, Inc.	39,053,500
900,000	[1]	NCR Corp.	32,895,000
1,378,900	[1]	NIC, Inc.	33,948,518
1,800,000	[1]	NXP Semiconductors NV	75,816,000
58,200	[1]	NetSuite, Inc.	5,871,216
1	[1,2,4]	Peachtree Open Networks	0
644,000		Qualcomm, Inc.	44,738,680
1,423,600	[1,6]	RADWARE Ltd.	21,311,292
440,000	[1]	Salesforce.com, Inc.	23,478,400
3,751	[1,2,4]	Sensable Technologies, Inc.	0
740,000	[1]	ServiceNow, Inc.	40,411,400
165,600	[1]	Splunk, Inc.	10,384,776
1,036,534	[1,3,6]	Textura Corp.	39,730,348
540,800	[1]	Tyler Technologies, Inc.	52,300,768
1,980,000	[1]	Vantiv, Inc.	54,450,000
190,000	[1]	Workday, Inc.	14,225,300
179,500	[1]	Zillow, Inc.	14,293,585
		TOTAL	877,754,352
		Materials—6.8%
4,770,000	[1]	Cemex Latam Hldgs SA	36,499,379
353,000		Eagle Materials, Inc.	26,478,530
1,447,800		LyondellBasell Industries NV	108,005,880
341,500		Sherwin-Williams Co.	64,202,000
1,743,400	[6]	US Silica Holdings, Inc.	60,705,188
725,000		Westlake Chemical Corp.	77,879,500
		TOTAL	373,770,477
		Telecommunication Services—1.3%
412,000		Crown Castle International Corp.	31,320,240
1,235,000	[1]	TW Telecom, Inc.	38,927,200
		TOTAL	70,247,440
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Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Utilities—0.7%
374,600		ITC Holdings Corp.	$37,681,014
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,213,331,677)	5,311,502,035
		WARRANTS—0.3%
		Health Care—0.3%
382,897	[1]	Alexza Pharmaceuticals, Inc., 10/5/2016	131,181
797,358	[1,6]	Corcept Therapeutics, Inc., 3/29/2015	63,868
242,091	[1]	Cyclacel Pharmaceuticals, Inc., 2/17/2014	4,237
2,750,000	[1]	Dynavax Technologies Corp., 4/16/2015	1,159,950
1,713,798	[1,6]	Threshold Pharmaceuticals, Inc., 10/5/2014	3,970,184
7,425,000	[1,6]	Zogenix, Inc., 7/27/2017	14,287,185
		TOTAL WARRANTS (IDENTIFIED COST $735,768)	19,616,605
		PREFERRED STOCK—0.0%
		Information Technology—0.0%
679,348	[1,2,4]	Multiplex, Inc., Pfd., Series C (IDENTIFIED COST $5,000,002)	0
		CORPORATE BONDS—0.5%
		Health Care—0.5%
14,630,000		Insulet Corp., Conv. Bond, 3.75%, 6/15/2016	22,537,954
4,600,000	[4,5,6]	Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A, 4.50%, 9/15/2018	4,810,266
		TOTAL CORPORATE BONDS (IDENTIFIED COST $19,230,000)	27,348,220
		U.S. TREASURY—0.1%
		U.S. Treasury Bills—0.1%
210,000	[7,8]	United States Treasury Bill, 0.010%, 1/2/2014	209,990
1,200,000	[7,8]	United States Treasury Bill, 0.020%, 12/12/2013	1,199,952
1,450,000	[7,8]	United States Treasury Bill, 0.035%, 1/9/2014	1,449,910
		TOTAL U.S. TREASURY (IDENTIFIED COST $2,859,844)	2,859,852
		INVESTMENT COMPANY—3.8%
$207,990,334	[6,9,10]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	207,990,334
		TOTAL INVESTMENTS—102.0% (IDENTIFIED COST $3,449,147,625)[11]	5,569,317,046
		OTHER ASSETS AND LIABILITIES - NET—(2.0)%[12]	(110,953,335)
		TOTAL NET ASSETS—100%	$5,458,363,711
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At October 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
1S&P 500 E-mini Index Short Futures	680	$59,534,000	December 2013	$(2,474,010)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2013, these restricted securities amounted to $7,810,884, which represented 0.1% of total net assets.
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2013, these liquid restricted securities amounted to $4,810,266, which represented 0.1% of total net assets.
6	Affiliated companies and holdings.
7	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
8	Discount rate at time of purchase.
9	7-day net yield.
10	All or a portion of this security is held as collateral for securities lending.
11	The cost of investments for federal tax purposes amounts to $3,473,865,612.
12	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of October 31, 2013, in valuing the Fund's assets carried at fair value:
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Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$4,152,233,189	$—	$7,538,018	$4,159,771,207
International	720,101,130	431,629,698[1]	—	1,151,730,828
Preferred Stock
Domestic	—	—	0	0
Debt Securities:
Corporate Bonds	—	27,348,220	—	27,348,220
Warrants	—	19,616,605[2]	—	19,616,605
U.S. Treasury	—	2,859,852	—	2,859,852
Investment Company	207,990,334	—	—	207,990,334
TOTAL SECURITIES	$5,080,324,653	$481,454,375	$7,538,018	$5,569,317,046
OTHER FINANCIAL INSTRUMENTS[3]	$(2,474,010)	$—	$—	$(2,474,010)
1	Includes $400,921,335 of international common stock securities transferred from Level 1 to Level 2 because securities ceased trading during the period and fair values were obtained using valuation techniques utilizing observable market data. Transfers shown represent the value of the securities at the beginning of the period.
2	Includes $3,897,383 of a warrant security transferred from Level 3 to Level 2 because observable market data was obtained for this security. This transfer represents the value of the security at the beginning of the period.
3	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
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Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$5.28	$4.92	$5.27	$4.22	$3.80
Income From Investment Operations:
Net investment income (loss)	(0.05)[1]	(0.05)[1]	(0.05)[1]	0.02[1]	(0.00)[1,2]
Net realized and unrealized gain (loss) on investments, written options, futures contracts, short sales and foreign currency transactions	1.78	0.50	(0.27)	1.04	0.42
TOTAL FROM INVESTMENT OPERATIONS	1.73	0.45	(0.32)	1.06	0.42
Less Distributions:
Distributions from net investment income	—	—	(0.03)	(0.01)	—
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.42)	(0.09)	(0.00)[2]	—	—
TOTAL DISTRIBUTIONS	(0.42)	(0.09)	(0.03)	(0.01)	—
Net Asset Value, End of Period	$6.59	$5.28	$4.92	$5.27	$4.22
Total Return[3]	35.63%	9.45%	(6.07)%	25.11%	11.05%
Ratios to Average Net Assets:
Net expenses	1.95%[4]	1.95%[4]	1.95%[4]	1.95%[4]	1.95%[4]
Net expenses excluding dividends and other expenses related to short sales	—	1.95%[4]	1.95%[4]	1.95%[4]	1.95%[4]
Net investment income (loss)	(0.82)%	(0.97)%	(0.99)%	0.39%	(0.12)%
Expense waiver/reimbursement[5]	0.25%	0.28%	0.29%	0.28%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,508,534	$1,898,465	$1,999,940	$2,469,094	$2,153,443
Portfolio turnover	63%	61%	64%	54%	91%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.95%, 1.95%, 1.95%, 1.95% and 1.95% for the years ended October 31, 2013, 2012, 2011, 2010 and 2009, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$4.94	$4.64	$4.96	$4.00	$3.62
Income From Investment Operations:
Net investment income (loss)	(0.07)[1]	(0.07)[1]	(0.08)[1]	(0.01)[1]	(0.02)[1]
Net realized and unrealized gain (loss) on investments, written options, futures contracts, short sales and foreign currency transactions	1.65	0.46	(0.24)	0.97	0.40
TOTAL FROM INVESTMENT OPERATIONS	1.58	0.39	(0.32)	0.96	0.38
Less Distributions:
Distributions from net investment income	—	—	(0.00)[2]	—	—
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.42)	(0.09)	(0.00)[2]	—	—
TOTAL DISTRIBUTIONS	(0.42)	(0.09)	(0.00)[2]	—	—
Net Asset Value, End of Period	$6.10	$4.94	$4.64	$4.96	$4.00
Total Return[3]	34.99%	8.72%	(6.40)%	24.00%	10.50%
Ratios to Average Net Assets:
Net expenses	2.50%[4]	2.50%[4]	2.50%[4]	2.50%[4]	2.50%[4]
Net expenses excluding dividends and other expenses related to short sales	—	2.50%[4]	2.50%[4]	2.50%[4]	2.50%[4]
Net investment income (loss)	(1.35)%	(1.52)%	(1.53)%	(0.27)%	(0.67)%
Expense waiver/reimbursement[5]	0.20%	0.23%	0.24%	0.23%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$159,846	$184,726	$301,469	$473,934	$562,618
Portfolio turnover	63%	61%	64%	54%	91%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.50%, 2.50%, 2.50%, 2.50% and 2.50% for the years ended October 31, 2013, 2012, 2011, 2010 and 2009, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$4.94	$4.64	$4.97	$4.00	$3.62
Income From Investment Operations:
Net investment income (loss)	(0.07)[1]	(0.07)[1]	(0.08)[1]	(0.01)[1]	(0.02)[1]
Net realized and unrealized gain (loss) on investments, written options, futures contracts, short sales and foreign currency transactions	1.65	0.46	(0.24)	0.98	0.40
TOTAL FROM INVESTMENT OPERATIONS	1.58	0.39	(0.32)	0.97	0.38
Less Distributions:
Distributions from net investment income	—	—	(0.01)	—	—
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.42)	(0.09)	(0.00)[2]	—	—
TOTAL DISTRIBUTIONS	(0.42)	(0.09)	(0.01)	—	—
Net Asset Value, End of Period	$6.10	$4.94	$4.64	$4.97	$4.00
Total Return[3]	34.99%	8.72%	(6.53)%	24.25%	10.50%
Ratios to Average Net Assets:
Net expenses	2.50%[4]	2.50%[4]	2.50%[4]	2.50%[4]	2.50%[4]
Net expenses excluding dividends and other expenses related to short sales	—	2.50%[4]	2.50%[4]	2.50%[4]	2.50%[4]
Net investment income (loss)	(1.39)%	(1.52)%	(1.53)%	(0.19)%	(0.67)%
Expense waiver/reimbursement[5]	0.20%	0.23%	0.24%	0.23%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$431,327	$392,886	$494,457	$680,501	$656,086
Portfolio turnover	63%	61%	64%	54%	91%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.50%, 2.50%, 2.50%, 2.50% and 2.50% for the years ended October 31, 2013, 2012, 2011, 2010 and 2009, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Statement of Assets and Liabilities
October 31, 2013
Assets:
Total investment in securities, at value including $123,478,156 of securities loaned, $207,990,334 of investment in an affiliated holding and $724,529,131 of investment in affiliated companies (Note 5) (identified cost $3,449,147,625)		$5,569,317,046
Cash denominated in foreign currencies (identified cost $62,385)		62,589
Income receivable		1,046,066
Receivable for investments sold		51,272,081
Receivable for shares sold		1,769,983
Receivable for daily variation margin		326,400
TOTAL ASSETS		5,623,794,165
Liabilities:
Payable for investments purchased	$25,842,028
Payable for shares redeemed	5,045,205
Payable for collateral due to broker for securities lending	128,881,214
Payable to adviser (Note 5)	3,109
Payable for Directors'/Trustees' fees (Note 5)	5,684
Payable for distribution services fee (Note 5)	1,239,513
Payable for shareholder services fee (Note 5)	2,690,991
Accrued expenses (Note 5)	1,722,710
TOTAL LIABILITIES		165,430,454
Net assets for 834,976,714 shares outstanding		$5,458,363,711
Net Assets Consist of:
Paid-in capital		$2,648,183,899
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		2,117,815,417
Accumulated net realized gain on investments, futures contracts and foreign currency transactions		699,381,005
Accumulated net investment income (loss)		(7,016,610)
TOTAL NET ASSETS		$5,458,363,711
Annual Shareholder Report
17

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,508,534,015 ÷ 228,925,957 shares outstanding), no par value, unlimited shares authorized	$6.59
Offering price per share (100/94.50 of $6.59)	$6.97
Redemption proceeds per share	$6.59
Class B Shares:
Net asset value per share ($159,845,517 ÷ 26,197,583 shares outstanding), no par value, unlimited shares authorized	$6.10
Offering price per share	$6.10
Redemption proceeds per share (94.50/100 of $6.10)	$5.76
Class C Shares:
Net asset value per share ($431,326,600 ÷ 70,720,541 shares outstanding), no par value, unlimited shares authorized	$6.10
Offering price per share	$6.10
Redemption proceeds per share (99.00/100 of $6.10)	$6.04
Class R Shares:
Net asset value per share ($3,358,657,579 ÷ 509,132,633 shares outstanding), no par value, unlimited shares authorized	$6.60
Offering price per share	$6.60
Redemption proceeds per share	$6.60
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Statement of Operations
Year Ended October 31, 2013
Investment Income:
Dividends (including $129,079 received from an affiliated holding and $5,079,957 received from affiliated companies (Note 5) and net of foreign taxes withheld of $1,795,625)			$58,343,937
Interest (including income on securities loaned of $2,437,500)			3,288,606
TOTAL INCOME			61,632,543
Expenses:
Investment adviser fee (Note 5)		$78,886,436
Administrative fee (Note 5)		4,320,301
Custodian fees		1,656,382
Transfer agent fee (Note 2)		7,729,086
Directors'/Trustees' fees (Note 5)		37,914
Auditing fees		39,050
Legal fees		9,285
Portfolio accounting fees		207,618
Distribution services fee (Note 5)		24,350,784
Shareholder services fee (Note 5)		13,693,672
Account administration fee (Note 2)		25,218
Share registration costs		78,711
Printing and postage		590,920
Insurance premiums (Note 5)		13,901
Miscellaneous (Note 5)		60,821
Interest expense		906
TOTAL EXPENSES		131,701,005
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(8,303,836)
Waiver of distribution services fee (Note 5)	(11,987,523)
Reimbursement of shareholder services fee (Note 5)	(77,907)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(88,318)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(20,457,584)
Net expenses			111,243,421
Net investment income (loss)			(49,610,878)
Annual Shareholder Report
19

Statement of Operations–continued
Realized and Unrealized Gain on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain/loss on investments and foreign currency transactions (including realized gain of $127,527,536 in sales of investments in affiliated companies (Note 5))	$840,763,836
Net realized loss on futures contracts	(6,273,000)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	888,435,827
Net change in unrealized depreciation of futures contracts	(2,474,010)
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	1,720,452,653
Change in net assets resulting from operations	$1,670,841,775
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Statement of Changes in Net Assets
Year Ended October 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(49,610,878)	$(58,265,838)
Net realized gain on investments, futures contracts and foreign currency transactions	834,490,836	420,311,646
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	885,961,817	140,388,725
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,670,841,775	502,434,533
Distributions to Shareholders:
Distributions from net realized gain on investments, futures contracts and foreign currency transactions
Class A Shares	(149,220,635)	(37,360,604)
Class B Shares	(14,693,842)	(5,896,217)
Class C Shares	(32,449,688)	(9,766,246)
Class R Shares	(224,432,833)	(56,939,036)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(420,796,998)	(109,962,103)
Share Transactions:
Proceeds from sale of shares	368,719,044	695,512,067
Net asset value of shares issued to shareholders in payment of distributions declared	395,978,641	103,024,246
Cost of shares redeemed	(1,910,930,668)	(1,633,547,746)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,146,232,983)	(835,011,433)
Change in net assets	103,811,794	(442,539,003)
Net Assets:
Beginning of period	5,354,551,917	5,797,090,920
End of period (including accumulated net investment income (loss) of $(7,016,610) and $(52,337,307), respectively)	$5,458,363,711	$5,354,551,917
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Notes to Financial Statements
October 31, 2013
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 diversified portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class R Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class R Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
Annual Shareholder Report
22

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report
23

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Shareholder Report
24

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class R Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer agent fees unique to those classes. For the year ended October 31, 2013, transfer agent fees and account administration fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Account Administration Fees Incurred
Class A Shares	$2,857,284	$22,541
Class B Shares	249,138	—
Class C Shares	596,653	2,677
Class R Shares	4,026,011	—
TOTAL	$7,729,086	$25,218
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Annual Shareholder Report
25

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows and duration, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $38,246,338. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At October 31, 2013, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $4,468 and $8,503, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Annual Shareholder Report
26

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of October 31, 2013, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$123,478,156	$128,881,214
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27

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at October 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Apollo Investment Fund V	5/18/2001	$0	$1,305,139
Denovo Ventures I LP	3/9/2000	$2,888,396	$693,831
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$225,317	$705,205
Infrastructure Fund	8/11/2000	$404,496	$0
Latin Healthcare Fund	11/28/2000	$0	$296,443
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Peachtree Leadscope LLC	6/30/2000	$712,054	$0
Peachtree Open Networks	10/5/2000	$892,599	$0
Sensable Technologies, Inc.	10/15/2004	$0	$0
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for daily variation margin	$(2,474,010)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
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The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$(6,273,000)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$(2,474,010)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2013		2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	43,991,306	$243,019,993	101,325,201	$517,640,174
Shares issued to shareholders in payment of distributions declared	29,092,401	141,098,145	7,318,704	34,837,031
Shares redeemed	(203,800,768)	(1,187,812,578)	(155,265,119)	(788,003,375)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(130,717,061)	$(803,694,440)	(46,621,214)	$(235,526,170)
Year Ended October 31	2013		2012
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,983,615	$10,546,941	1,821,412	$8,869,192
Shares issued to shareholders in payment of distributions declared	3,059,087	13,796,485	1,223,197	5,467,692
Shares redeemed	(16,215,898)	(84,108,138)	(30,641,240)	(147,053,853)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(11,173,196)	$(59,764,712)	(27,596,631)	$(132,716,969)
Year Ended October 31	2013		2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	5,789,006	$29,649,148	4,989,635	$24,006,713
Shares issued to shareholders in payment of distributions declared	5,868,743	26,468,031	1,739,345	7,774,872
Shares redeemed	(20,454,122)	(105,394,949)	(33,800,648)	(161,486,802)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(8,796,373)	$(49,277,770)	(27,071,668)	$(129,705,217)
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29

Year Ended October 31	2013		2012
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	15,291,013	$85,502,962	28,537,282	$144,995,988
Shares issued to shareholders in payment of distributions declared	44,159,666	214,615,980	11,542,994	54,944,651
Shares redeemed	(95,240,408)	(533,615,003)	(104,394,919)	(537,003,716)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(35,789,729)	$(233,496,061)	(64,314,643)	$(337,063,077)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(186,476,359)	$(1,146,232,983)	(165,604,156)	$(835,011,433)
Redemption Fee
The Fund's Class R Shares imposes a redemption fee of 0.20% on the redemption price of the Fund's Class R Shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's Class R Shares expenses for providing redemption services, including, but not limited to: transfer agent fees; postage; printing; telephone; and related employment costs. Any excess fee proceeds are added to the Fund's assets. Shares acquired through employer-sponsored retirement plans will not be subject to the redemption fee. However, if shares are purchased for a retirement plan account through a broker, financial institution or other intermediary maintaining an omnibus account for the shares, the waiver may not apply. In addition, this waiver does not apply to individual retirement accounts, such as Traditional, Roth and SEP-IRAs. For the years ended October 31, 2013 and October 31, 2012, redemption fees of $616,173 and $649,922, respectively, were allocated to cover the cost of redemptions.
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions, partnership adjustments, ordinary loss netting to reduce short term capital gains, reclassification for regulatory settlement proceeds and amortization of premiums.
For the year ended October 31, 2013, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(260,977)	$94,931,575	$(94,670,598)
Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2013 and 2012, was as follows:
	2013	2012
Long-term capital gains	$420,796,998	$109,962,103
Annual Shareholder Report
30

As of October 31, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$721,624,982
Net unrealized appreciation	$2,095,571,440
Ordinary loss deferrals	$(7,016,610)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales and partnership adjustments.
At October 31, 2013, the cost of investments for federal tax purposes was $3,473,865,612. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; and (b) futures contracts was $2,095,451,434. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,176,893,734 and net unrealized depreciation from investments for those securities having an excess of cost over value of $81,442,300.
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of October 31, 2013, for federal income tax purposes, late year ordinary losses of $7,016,610 were deferred to November 1, 2014.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Pursuant to the settlement of certain litigation, the Adviser has agreed, for a period continuing through June 30, 2022, to waive its investment advisory fee so that such fee will not exceed 1.275%. Also as part of the settlement agreement, effective July 1, 2012 and continuing through June 30, 2022, the Adviser has agreed to further waive the advisory fee by an additional 0.02%, 0.04%, 0.06% or 0.07% if the Fund's net assets exceed eight, nine, ten or twelve billion dollars, respectively. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2013, the Adviser voluntarily waived $7,848,943 of its fee.
Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended October 31, 2013, the Sub-Adviser earned a fee of $65,046,710.
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31

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2013, the net fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2013, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$4,746,272	$(1,833,713)
Class B Shares	1,245,645	—
Class C Shares	3,007,168	(185,117)
Class R Shares	15,351,699	(9,968,693)
TOTAL	$24,350,784	$(11,987,523)
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32

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2013, FSC retained $7,612,991 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2013, FSC retained $96,922 in sales charges from the sale of Class A Shares. FSC also retained $434 of CDSC relating to redemptions of Class A Shares, $100,083 relating to redemptions of Class B Shares and $1,110 relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $20,448 of Service Fees for the year ended October 31, 2013. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended October 31, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$4,723,226	$—
Class B Shares	415,215	(77,907)
Class C Shares	999,712	—
Class R Shares	7,555,519	—
TOTAL	$13,693,672	$(77,907)
For the year ended October 31, 2013, FSSC received $5,374,191 of fees paid by the Fund.
Commitments and Contingencies
In the course of pursuing its investment objective, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At October 31, 2013, the Fund had total commitments to limited partnerships and limited liability companies of $31,000,000; of this amount, $30,293,720 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $706,280.
Annual Shareholder Report
33

Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.95%, 2.50%, 2.50% and 1.95% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $13,869,338 and $57,116,602, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Transactions Involving Affiliated Companies and Affiliated Holdings
An affiliated company is a company in which the Fund, alone or in combination with other affiliated funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the year ended October 31, 2013, were as follows:
Affiliates	Balance of Shares Held 10/31/2012	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2013	Value	Dividend Income
*CETIP SA- Mercados Organizado	21,638,901	111,100	(14,364,419)	7,385,582	$81,893,517	$4,565,407
*Conceptus, Inc.	1,725,460	—	(1,725,460)	—	—	—
Corcept Therapeutics, Inc.	9,430,000	—	(150,350)	9,279,650	15,682,609	—
Corcept Therapeutics, Inc., 3/29/2015	797,358	—	—	797,358	63,868	—
Dexcom, Inc.	7,626,065	37,500	(1,894,426)	5,769,139	165,747,363	—
Dyax Corp.	17,962,000	2,135,283	(1,942,975)	18,154,308	149,228,412	—
ExamWorks Group, Inc.	3,920,000	80,000	(935,000)	3,065,000	79,230,250	—
*Insulet Corp.	2,383,454	25,000	(1,708,454)	700,000	27,314,000	—
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34

Affiliates	Balance of Shares Held 10/31/2012	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2013	Value	Dividend Income
*Insulet Corp., Conv. Bond, 3.75, 6/15/2016	14,630,000	—	—	14,630,000	22,537,954	—
*Insulet Corp., Conv. Bond, 5.375, 6/15/2013	12,670,000	—	(12,670,000)	—	—	—
Progenics Pharmaceuticals, Inc.	5,246,193	3,198,807	—	8,445,000	30,739,800	—
Protalix Biotherapeutics, Inc.	6,706,495	1,066,688	(459,382)	7,313,801	32,107,586	—
Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A, 4.50%, 9/15/2018	—	4,600,000	—	4,600,000	4,810,266	—
RADWARE Ltd.	794,110	711,800	(82,310)	1,423,600	21,311,292	—
RPX Corp.	2,421,000	429,000	—	2,850,000	50,901,000	—
*Repligen Corp.	2,700,000	—	(1,260,000)	1,440,000	15,753,600	—
*Sensable Technologies, Inc.	3,751	—	—	3,751	—	—
Soteira, Inc.	959,018	—	—	959,018	—	—
*TNS, Inc.	2,690,069	—	(2,690,069)	—	—	—
Textura Corp.	—	1,036,534	—	1,036,534	39,730,348	—
Threshold Pharmaceuticals, Inc., 10/5/2014	1,713,798	—	—	1,713,798	3,970,184	—
Threshold Pharmaceuticals, Inc., Class THL	1,767,000	—	—	1,767,000	7,668,780	—
US Silica Holdings, Inc.	—	2,428,000	(684,600)	1,743,400	60,705,188	514,550
Zogenix, Inc.	16,500,000	—	—	16,500,000	48,345,000	—
Zogenix, Inc., 7/27/2017	7,425,000	—	—	7,425,000	14,287,185	—
TOTAL OF AFFILIATED COMPANIES	141,709,672	15,859,712	(40,567,445)	117,001,939	$872,028,202	$5,079,957
*	At October 31, 2013, the Fund no longer has ownership of at least 5% of the voting shares.
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35

Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2013, the Adviser reimbursed $454,893. Transactions involving the affiliated holding during the year ended October 31, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2012	606,024,453
Purchases/Additions	3,918,329,979
Sales/Reductions	(4,316,364,098)
Balance of Shares Held 10/31/2013	207,990,334
Value	$207,990,334
Dividend Income	$129,079
6. EXPENSE Reduction
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2013, the Fund's expenses were reduced by $88,318 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2013, were as follows:
Purchases	$3,377,160,186
Sales	$4,853,043,527
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36

8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
At October 31, 2013, the diversification of countries was as follows:
Country	Percentage of Net Assets
United States	77.1%
Netherlands	6.1%
Italy	2.8%
Luxembourg	2.5%
Ireland	2.4%
Spain	1.7%
Brazil	1.6%
Cayman Islands	1.0%
Israel	0.8%
Singapore	0.6%
United Kingdom	0.5%
France	0.4%
Bermuda	0.3%
Belgium	0.2%
China	0.1%
9. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2013, there were no outstanding loans. During the year ended October 31, 2013, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2013, there were no outstanding loans. During the year ended October 31, 2013, the program was not utilized.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2013, the amount of long-term capital gains designated by the Fund was $420,796,998.
Annual Shareholder Report
37

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF Federated Equity Funds AND SHAREHOLDERS OF Federated Kaufmann Fund CLASS A, B AND C SHARES:
We have audited the accompanying statement of assets and liabilities of Federated Kaufmann Fund (the “Fund”) (one of the portfolios constituting Federated Equity Funds), including the portfolio of investments, as of October 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, B and C Shares for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Kaufmann Fund, a portfolio of Federated Equity Funds, at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights of Classes A, B and C Shares for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2013
Annual Shareholder Report
38

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2013 to October 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2013	Ending Account Value 10/31/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,176.80	$10.70
Class B Shares	$1,000	$1,173.10	$13.69
Class C Shares	$1,000	$1,175.30	$13.71
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.38	$9.91
Class B Shares	$1,000	$1,012.60	$12.68
Class C Shares	$1,000	$1,012.60	$12.68
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.95%
Class B Shares	2.50%
Class C Shares	2.50%
Annual Shareholder Report
40

Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Equity Funds (the “Trust”), of which the Fund is a portfolio, was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 2,777,709,632.389 total outstanding shares of the Trust.
The following item was considered by shareholders of the Trust and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Trustees of the Trust:1
Name	For	Withheld
John T. Collins	2,104,364,292.660	29,376,009.057
Maureen Lally-Green	2,104,554,202.739	29,186,098.978
Thomas M. O'Neill	2,104,050,166.003	29,690,135.714
P. Jerome Richey	2,103,363,407.698	30,376,894.019
1	The following Trustees continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board), and John S. Walsh.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust business affairs and for exercising all the Trust powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised 13 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh; Board Member, Energy & Mineral Law Foundation.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Officer since: November 2001 Portfolio Manager since: February 1986	Principal Occupations: Lawrence Auriana has been the Fund's Portfolio Manager since February 1986. He is Vice President of the Trust with respect to the Fund. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
Hans P. Utsch Birth Date: July 3, 1936 140 East 45th Street New York, NY 10017 VICE PRESIDENT Officer since: November 2001 Portfolio Manager since: February 1986	Principal Occupations: Hans P. Utsch has been the Fund's Portfolio Manager since February 1986. He is Vice President of the Trust with respect to the Fund. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Kaufmann Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and
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how its unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that, for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees. The Senior Officer noted that this was particularly true in the case of the Federated Kaufmann Fund, since Federated manages no institutional or separate accounts in the style of the Fund.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
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The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the Fund attains a certain size. In this regard, the Senior Officer's Evaluation noted that the Board is aware that the Fund is a relatively more expensive fund for the Adviser to manage than other Federated equity funds. The Senior Officer's Evaluation also noted that the Board is aware of the provisions agreed upon in the settlement of the Kaufmann Fund fee litigation under which, starting July 1, 2012 and for a period of ten years thereafter, a cap on the net investment advisory fee is imposed and under which additional breakpoints are required upon the Fund reaching $8 billion, $10 billion and $12 billion in size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having
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invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Kaufmann Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172677
CUSIP 314172669
CUSIP 314172651
26396 (12/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
October 31, 2013
Share Class	Ticker
R	KAUFX

Federated Kaufmann Fund
Successor to the Kaufmann Fund, Inc., with performance history since February 21, 1986

A Portfolio of Federated Equity Funds

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Kaufmann Fund (the “Fund”), based on net asset value, for the 12-month reporting period ended October 31, 2013, was 35.81% for the Class R Shares. The total return of the Russell Midcap® Growth Index (RMCGI),1 the Fund's broad-based securities market index, was 33.93% for the same period. The total return of the Morningstar Mid-Cap Growth Funds Average (MMCGFA),2 a peer group average for the Fund, was 32.45% for the same period. The Fund's and MMCGFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the RMCGI.
During the reporting period, the Fund's investment strategy focused on stock selection, sector exposure, international exposure3 and the effect of cash holdings. These were the most significant factors affecting the Fund's performance relative to the RMCGI.
During the reporting period, the Fund's Class R Shares outperformed the RMCGI and the MMCGFA.
Market Overview
The equity markets globally performed well with the United States' stock markets performing among the best. Central banks around the world continued to print money at an unprecedented rate during the year especially with the acceleration of Bank of Japan printing during 2013. Massive liquidity provided by central banks globally continued to fuel economic recovery in many economies including the U.S. by keeping interest rates very low. Unemployment remained high in nearly all major economies; therefore, the Federal Reserve (the “Fed”) continued with its accommodative monetary policy. Fiscal policy remained gridlocked in the U.S. as the government actually shut down because Congress and the president could not come to an acceptable compromise to keep the government open. Despite these uncertainties, the equity markets performed very well, and corporate earnings remained strong during the reporting period.
Stock Selection
The key factor affecting performance from a macroeconomic standpoint was the continuing accommodative monetary policy by the Fed and every major central bank in the world. The cheap money policies allowed a slow but gradual recovery of the major economies. Profitability of many of our companies remained strong throughout the past year. We continued to find attractive mid-cap growth investment opportunities–companies that are dominant competitors and that have strengthening fundamentals potentially delivering both near-term and long-term growth in sales and earnings.
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The vast majority of the outperformance was due to strong stock selection particularly in the Healthcare, Information Technology, Materials and Industrial sectors. Individual companies that most contributed to performance during the year were Dexcom, Dyax Corp, American International Group, Gilead Sciences, Alkermes, Salix Pharmaceutical, Chicago Bridge & Iron, Examworks, Spirit Air and Costar Group. Laggard companies that hurt relative Fund performance were Textura, Ulta Salon & Cosmetics, Corcept Therapeutics, Multiplan Empreendiment, Cetip Sa, Vical, Cobalt International Energy, Amarin, Apple and Ariad Pharmaceutical
Sector Exposure
At the end of the reporting period, approximately 72% of the portfolio was invested in four large sectors: Healthcare, Industrials, Information Technology and Consumer Discretionary. These sectors have historically provided good opportunities for bottom-up growth investors. Overweighting Health Care and underweighting Information Technology and Telecom Services sectors all benefited relative performance versus the RMCGI. Underweighting in the Consumer Discretionary, Consumer Staples and Energy sectors and overweighting in the Financial sector somewhat hurt relative performance.
International Exposure
Stock selection of companies domiciled outside the U.S. was a positive contributor to Fund performance. However, the approximately 19% of the portfolio assets that were invested in such companies during the year hurt relative performance because U.S. stock markets generally outperformed international stock markets.
Effect of Cash Holdings
The Fund had significant cash outflows during the reporting period which resulted in an average cash position of 2.4%. In a rising market, the cash holdings resulted in a modest drag on relative performance.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the RMCGI.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the MMCGFA.
3	International investing involves special risks including currency risk, increased volatility, political risks and differences in auditing and other financial standards.
Annual Shareholder Report
2

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Kaufmann Fund from October 31, 1998 to October 31, 2013, compared to the Russell Midcap® Growth Index (RMCGI)2 and the Morningstar Mid-Cap Growth Funds Average (MMCGFA).3
Average Annual Total Returns for the Period Ended 10/31/2013
Share Class	6-Month (Cumulative)	1 Year	3 Years	5 Years	10 Years	15 Years
Class R Shares	17.62%	35.54%	11.69%	14.07%	7.83%	9.85%
Russell Midcap® Growth Index	13.75%	33.93%	17.16%	20.32%	9.60%	7.91%
Morningstar Mid-Cap Growth Funds Average	15.33%	32.45%	15.58%	17.76%	8.79%	8.87%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report
3

Growth of a $10,000 Investment–class R shares
Growth of a $10,000 Investment Over 15 Years in Federated Kaufmann Fund
1	Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 0.20% redemption fee. The Fund's performance assumes the reinvestment of all dividends and distributions. The RMCGI and MMCGFA have been adjusted to reflect reinvestment of all dividends on securities in the index and average.
2	The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The RMCGI is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market. The RMCGI is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market. The RMCGI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.
Annual Shareholder Report
4

Portfolio of Investments Summary Table (unaudited)
At October 31, 2013, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	28.7%
Industrials	16.2%
Information Technology	16.1%
Consumer Discretionary	12.8%
Financials	9.8%
Materials	6.8%
Energy	4.7%
Telecommunication Services	1.3%
Consumer Staples	1.0%
Utilities	0.7%
U.S. Treasury Securities	0.1%
Derivative Contracts[2,3]	0.0%
Securities Lending Collateral[4]	2.4%
Cash Equivalents[5]	1.4%
Other Assets and Liabilities—Net[6]	(2.0)%
TOTAL	100.0%
1	Except for U.S. Treasury Securities, Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
4	Cash collateral received from lending portfolio securities, which is invested in short-term investments such as repurchase agreements or money market mutual funds.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
5

Portfolio of Investments
October 31, 2013
Shares or Principal Amount			Value
		COMMON STOCKS—97.3%
		Consumer Discretionary—12.8%
980,000	[1,2]	Committed Capital Acquisition Corp.	$4,537,400
130,000	[1]	Five Below, Inc.	6,273,800
550,000	[1]	LKQ Corp.	18,166,500
888,500		Las Vegas Sands Corp.	62,390,470
863,600	[1]	Melco PBL Entertainment (Macau) Ltd., ADR	28,636,976
27,091,412		NagaCorp Limited	25,004,772
654,590		National CineMedia, Inc.	11,468,417
10,100,000		Prada Holding SpA	98,429,635
26,202	[1]	Priceline.com, Inc.	27,612,454
295,315	[1]	RetailMeNot, Inc.	9,633,175
49,600,000		Samsonite International SA	135,186,927
428,000	[1]	Shutterfly, Inc.	21,031,920
1,030,500		Sinclair Broadcast Group, Inc.	33,037,830
400,000		Six Flags Entertainment Corp.	15,044,000
935,700		Starbucks Corp.	75,838,485
220,200	[1]	Tower International, Inc.	4,672,644
475,000		Whirlpool Corp.	69,354,750
1,462,200	[1]	Yoox SpA	52,601,164
		TOTAL	698,921,319
		Consumer Staples—1.0%
1,000,000	[1,3]	Fairway Group Holdings Corp.	24,430,000
350,000	[1]	Hain Celestial Group, Inc.	29,130,500
		TOTAL	53,560,500
		Energy—4.7%
800,000	[1]	Antero Resources Corp.	45,192,000
1,500,000	[1]	Cobalt International Energy	34,815,000
97,100	[3]	Core Laboratories NV	18,179,062
2,000,000		Frank's International NV	61,180,000
2,076,400	[1]	Frontline 2012 Ltd.	15,695,820
1,490,000		Halliburton Co.	79,014,700
		TOTAL	254,076,582
		Financials—9.8%
3,870,000		American International Group, Inc.	199,885,500
210,200		BlackRock, Inc.	63,230,262
Annual Shareholder Report
6

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
7,385,582		CETIP SA-Mercados Organizado	$81,893,517
2,530,000		EverBank Financial Corp.	38,253,600
1	[1,2,4]	FA Private Equity Fund IV LP	705,205
1	[1,2,4]	Infrastructure Fund	0
1,575,000		JP Morgan Chase & Co.	81,175,500
240,000		Multiplan Empreendimentos Imobiliarios SA	5,634,140
1	[1,2,4]	Peachtree Leadscope LLC	0
1,550,000		Wells Fargo & Co.	66,169,500
		TOTAL	536,947,224
		Health Care—27.9%
3,070,000	[1]	Alkermes, Inc.	108,033,300
1	[2,4]	Apollo Investment Fund V	1,305,139
287,900	[1]	Biogen Idec, Inc.	70,302,301
9,279,650	[1,6]	Corcept Therapeutics, Inc.	15,682,609
1,800,000	[1]	Cubist Pharmaceuticals, Inc.	111,600,000
1	[2,4]	Denovo Ventures I LP	693,831
5,769,139	[1,6]	Dexcom, Inc.	165,747,363
18,154,308	[1,6]	Dyax Corp.	149,228,412
3,065,000	[1,3,6]	ExamWorks Group, Inc.	79,230,250
2,500,000	[1]	Express Scripts Holding Co.	156,300,000
637,932	[1,3]	Galapagos NV	12,355,844
1,300,000	[1]	Gilead Sciences, Inc.	92,287,000
700,000	[1,3]	Insulet Corp.	27,314,000
1	[2,4]	Latin Healthcare Fund	296,443
4,375,000	[1]	Nektar Therapeutics	41,606,250
1,322,000	[1]	NuVasive, Inc.	42,013,160
1,150,000	[1]	Premier, Inc.	35,431,500
8,445,000	[1,6]	Progenics Pharmaceuticals, Inc.	30,739,800
7,313,801	[1,3,6]	Protalix Biotherapeutics, Inc.	32,107,586
332,200	[1]	Puma Biotechnology, Inc.	12,726,582
1,440,000	[1]	Repligen Corp.	15,753,600
1,530,000	[1]	Salix Pharmaceuticals Ltd.	109,777,500
825,000	[1,3]	Seattle Genetics, Inc.	31,869,750
691,000		Shire Ltd.	30,629,937
959,018	[1,2,6]	Soteira, Inc.	0
250,000	[1,3]	Theravance, Inc.	9,160,000
550,000	[3]	Thermo Fisher Scientific, Inc.	53,779,000
Annual Shareholder Report
7

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
1,767,000	[1,6]	Threshold Pharmaceuticals, Inc., Class THL	$7,668,780
700,000	[1]	Veeva Systems, Inc.	27,237,000
2,000,000	[1]	Vical, Inc.	2,500,000
16,500,000	[1,6]	Zogenix, Inc.	48,345,000
		TOTAL	1,521,721,937
		Industrials—16.2%
1,310,000		Air Lease Corp.	38,514,000
282,200		Boeing Co.	36,827,100
990,000		Chicago Bridge & Iron Co., N.V.	73,349,100
388,500	[1]	Colfax Corp.	21,740,460
352,350		Danaher Corp.	25,400,912
1,500,000		Expeditors International Washington, Inc.	67,935,000
1,065,000		Flowserve Corp.	73,985,550
1,050,000		Fortune Brands Home & Security, Inc.	45,234,000
200,000	[1]	IHS, Inc., Class A	21,810,000
500,000		Kansas City Southern Industries, Inc.	60,760,000
1,000,000	[1]	MRC Global, Inc.	27,950,000
361,500		MSC Industrial Direct Co.	27,607,755
185,000		Precision Castparts Corp.	46,888,250
2,850,000	[1,6]	RPX Corp.	50,901,000
50,000		Roper Industries, Inc.	6,340,500
312,700		Safran SA	19,968,960
2,007,200	[1]	Spirit Airlines, Inc.	86,610,680
219,500	[1]	Teledyne Technologies, Inc.	19,495,990
1,035,000	[1]	Verisk Analytics, Inc.	70,918,200
990,700		Wabtec Corp.	64,583,733
		TOTAL	886,821,190
		Information Technology—16.1%
1,547,700		Amadeus IT Holding SA	57,452,459
750,000		Avago Technologies Ltd.	34,072,500
29,384	[1]	Baidu.com, Inc., ADR	4,727,886
378,900	[1]	Check Point Software Technologies Ltd.	21,983,778
150,000	[1]	Cornerstone OnDemand, Inc.	7,105,500
329,700	[1]	CoStar Group, Inc.	58,353,603
321,903	[1]	Cvent, Inc.	9,975,774
150,000	[1]	Demandware, Inc.	7,417,500
895,400	[1]	eBay, Inc.	47,196,534
Annual Shareholder Report
8

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
1,059,322	[1,2,4]	Expand Networks Ltd.	$0
169,030	[1]	Finisar Corp.	3,889,380
790,000	[1]	Fleetmatics Group PLC	25,082,500
352,900	[1]	Guidewire Software, Inc.	17,899,088
153,400	[1,3]	IPG Photonics Corp.	10,165,818
94,550	[1]	LinkedIn Corp.	21,147,999
1,925,000	[1]	Microsemi Corp.	48,375,250
1,850,000	[1]	Moneygram International, Inc.	39,053,500
900,000	[1]	NCR Corp.	32,895,000
1,378,900	[1]	NIC, Inc.	33,948,518
1,800,000	[1]	NXP Semiconductors NV	75,816,000
58,200	[1]	NetSuite, Inc.	5,871,216
1	[1,2,4]	Peachtree Open Networks	0
644,000		Qualcomm, Inc.	44,738,680
1,423,600	[1,6]	RADWARE Ltd.	21,311,292
440,000	[1]	Salesforce.com, Inc.	23,478,400
3,751	[1,2,4]	Sensable Technologies, Inc.	0
740,000	[1]	ServiceNow, Inc.	40,411,400
165,600	[1]	Splunk, Inc.	10,384,776
1,036,534	[1,3,6]	Textura Corp.	39,730,348
540,800	[1]	Tyler Technologies, Inc.	52,300,768
1,980,000	[1]	Vantiv, Inc.	54,450,000
190,000	[1]	Workday, Inc.	14,225,300
179,500	[1]	Zillow, Inc.	14,293,585
		TOTAL	877,754,352
		Materials—6.8%
4,770,000	[1]	Cemex Latam Hldgs SA	36,499,379
353,000		Eagle Materials, Inc.	26,478,530
1,447,800		LyondellBasell Industries NV	108,005,880
341,500		Sherwin-Williams Co.	64,202,000
1,743,400	[6]	US Silica Holdings, Inc.	60,705,188
725,000		Westlake Chemical Corp.	77,879,500
		TOTAL	373,770,477
		Telecommunication Services—1.3%
412,000		Crown Castle International Corp.	31,320,240
1,235,000	[1]	TW Telecom, Inc.	38,927,200
		TOTAL	70,247,440
Annual Shareholder Report
9

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Utilities—0.7%
374,600		ITC Holdings Corp.	$37,681,014
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,213,331,677)	5,311,502,035
		WARRANTS—0.3%
		Health Care—0.3%
382,897	[1]	Alexza Pharmaceuticals, Inc., 10/5/2016	131,181
797,358	[1,6]	Corcept Therapeutics, Inc., 3/29/2015	63,868
242,091	[1]	Cyclacel Pharmaceuticals, Inc., 2/17/2014	4,237
2,750,000	[1]	Dynavax Technologies Corp., 4/16/2015	1,159,950
1,713,798	[1,6]	Threshold Pharmaceuticals, Inc., 10/5/2014	3,970,184
7,425,000	[1,6]	Zogenix, Inc., 7/27/2017	14,287,185
		TOTAL WARRANTS (IDENTIFIED COST $735,768)	19,616,605
		PREFERRED STOCK—0.0%
		Information Technology—0.0%
679,348	[1,2,4]	Multiplex, Inc., Pfd., Series C (IDENTIFIED COST $5,000,002)	0
		CORPORATE BONDS—0.5%
		Health Care—0.5%
14,630,000		Insulet Corp., Conv. Bond, 3.75%, 6/15/2016	22,537,954
4,600,000	[4,5,6]	Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A, 4.50%, 9/15/2018	4,810,266
		TOTAL CORPORATE BONDS (IDENTIFIED COST $19,230,000)	27,348,220
		U.S. TREASURY—0.1%
		U.S. Treasury Bills—0.1%
210,000	[7,8]	United States Treasury Bill, 0.010%, 1/2/2014	209,990
1,200,000	[7,8]	United States Treasury Bill, 0.020%, 12/12/2013	1,199,952
1,450,000	[7,8]	United States Treasury Bill, 0.035%, 1/9/2014	1,449,910
		TOTAL U.S. TREASURY (IDENTIFIED COST $2,859,844)	2,859,852
		INVESTMENT COMPANY—3.8%
$207,990,334	[6,9,10]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	207,990,334
		TOTAL INVESTMENTS—102.0% (IDENTIFIED COST $3,449,147,625)[11]	5,569,317,046
		OTHER ASSETS AND LIABILITIES - NET—(2.0)%[12]	(110,953,335)
		TOTAL NET ASSETS—100%	$5,458,363,711
Annual Shareholder Report
10

At October 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
1S&P 500 E-mini Index Short Futures	680	$59,534,000	December 2013	$(2,474,010)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2013, these restricted securities amounted to $7,810,884, which represented 0.1% of total net assets.
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2013, these liquid restricted securities amounted to $4,810,266, which represented 0.1% of total net assets.
6	Affiliated companies and holdings.
7	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
8	Discount rate at time of purchase.
9	7-day net yield.
10	All or a portion of this security is held as collateral for securities lending.
11	The cost of investments for federal tax purposes amounts to $3,473,865,612.
12	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of October 31, 2013, in valuing the Fund's assets carried at fair value:
Annual Shareholder Report
11

Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$4,152,233,189	$—	$7,538,018	$4,159,771,207
International	720,101,130	431,629,698[1]	—	1,151,730,828
Preferred Stock
Domestic	—	—	0	0
Debt Securities:
Corporate Bonds	—	27,348,220	—	27,348,220
Warrants	—	19,616,605[2]	—	19,616,605
U.S. Treasury	—	2,859,852	—	2,859,852
Investment Company	207,990,334	—	—	207,990,334
TOTAL SECURITIES	$5,080,324,653	$481,454,375	$7,538,018	$5,569,317,046
OTHER FINANCIAL INSTRUMENTS[3]	$(2,474,010)	$—	$—	$(2,474,010)
1	Includes $400,921,335 of international common stock securities transferred from Level 1 to Level 2 because securities ceased trading during the period and fair values were obtained using valuation techniques utilizing observable market data. Transfers shown represent the value of the securities at the beginning of the period.
2	Includes $3,897,383 of a warrant security transferred from Level 3 to Level 2 because observable market data was obtained for this security. This transfer represents the value of the security at the beginning of the period.
3	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$5.28	$4.93	$5.27	$4.23	$3.81
Income From Investment Operations:
Net investment income (loss)	(0.05)[1]	(0.05)[1]	(0.05)[1]	0.02[1]	(0.00)[1,2]
Net realized and unrealized gain (loss) on investments, written options, futures contracts, short sales and foreign currency transactions	1.79	0.49	(0.26)	1.03	0.42
TOTAL FROM INVESTMENT OPERATIONS	1.74	0.44	(0.31)	1.05	0.42
Less Distributions:
Distributions from net investment income	—	—	(0.03)	(0.01)	—
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.42)	(0.09)	(0.00)[2]	—	—
TOTAL DISTRIBUTIONS	(0.42)	(0.09)	(0.03)	(0.01)	—
Net Asset Value, End of Period	$6.60	$5.28	$4.93	$5.27	$4.23
Total Return[3]	35.81%	9.23%	(5.88)%	24.81%	11.02%
Ratios to Average Net Assets:
Net expenses	1.95%[4]	1.95%[4]	1.95%[4]	1.95%[4]	1.95%[4]
Net expenses excluding dividends and other expenses related to short sales	—	1.95%[4]	1.95%[4]	1.95%[4]	1.95%[4]
Net investment income (loss)	(0.85)%	(0.97)%	(0.99)%	0.39%	(0.12)%
Expense waiver/reimbursement[5]	0.48%	0.52%	0.54%	0.54%	0.53%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,358,658	$2,878,476	$3,001,225	$3,621,789	$3,168,922
Portfolio turnover	63%	61%	64%	54%	91%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.95%, 1.95%, 1.95%, 1.95% and 1.95% for the years ended October 31, 2013, 2012, 2011, 2010 and 2009, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Statement of Assets and Liabilities
October 31, 2013
Assets:
Total investment in securities, at value including $123,478,156 of securities loaned, $207,990,334 of investment in an affiliated holding and $724,529,131 of investment in affiliated companies (Note 5) (identified cost $3,449,147,625)		$5,569,317,046
Cash denominated in foreign currencies (identified cost $62,385)		62,589
Income receivable		1,046,066
Receivable for investments sold		51,272,081
Receivable for shares sold		1,769,983
Receivable for daily variation margin		326,400
TOTAL ASSETS		5,623,794,165
Liabilities:
Payable for investments purchased	$25,842,028
Payable for shares redeemed	5,045,205
Payable for collateral due to broker for securities lending	128,881,214
Payable to adviser (Note 5)	3,109
Payable for Directors'/Trustees' fees (Note 5)	5,684
Payable for distribution services fee (Note 5)	1,239,513
Payable for shareholder services fee (Note 5)	2,690,991
Accrued expenses (Note 5)	1,722,710
TOTAL LIABILITIES		165,430,454
Net assets for 834,976,714 shares outstanding		$5,458,363,711
Net Assets Consist of:
Paid-in capital		$2,648,183,899
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		2,117,815,417
Accumulated net realized gain on investments, futures contracts and foreign currency transactions		699,381,005
Accumulated net investment income (loss)		(7,016,610)
TOTAL NET ASSETS		$5,458,363,711
Annual Shareholder Report
14

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,508,534,015 ÷ 228,925,957 shares outstanding), no par value, unlimited shares authorized	$6.59
Offering price per share (100/94.50 of $6.59)	$6.97
Redemption proceeds per share	$6.59
Class B Shares:
Net asset value per share ($159,845,517 ÷ 26,197,583 shares outstanding), no par value, unlimited shares authorized	$6.10
Offering price per share	$6.10
Redemption proceeds per share (94.50/100 of $6.10)	$5.76
Class C Shares:
Net asset value per share ($431,326,600 ÷ 70,720,541 shares outstanding), no par value, unlimited shares authorized	$6.10
Offering price per share	$6.10
Redemption proceeds per share (99.00/100 of $6.10)	$6.04
Class R Shares:
Net asset value per share ($3,358,657,579 ÷ 509,132,633 shares outstanding), no par value, unlimited shares authorized	$6.60
Offering price per share	$6.60
Redemption proceeds per share	$6.60
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Statement of Operations
Year Ended October 31, 2013
Investment Income:
Dividends (including $129,079 received from an affiliated holding and $5,079,957 received from affiliated companies (Note 5) and net of foreign taxes withheld of $1,795,625)			$58,343,937
Interest (including income on securities loaned of $2,437,500)			3,288,606
TOTAL INCOME			61,632,543
Expenses:
Investment adviser fee (Note 5)		$78,886,436
Administrative fee (Note 5)		4,320,301
Custodian fees		1,656,382
Transfer agent fee (Note 2)		7,729,086
Directors'/Trustees' fees (Note 5)		37,914
Auditing fees		39,050
Legal fees		9,285
Portfolio accounting fees		207,618
Distribution services fee (Note 5)		24,350,784
Shareholder services fee (Note 5)		13,693,672
Account administration fee (Note 2)		25,218
Share registration costs		78,711
Printing and postage		590,920
Insurance premiums (Note 5)		13,901
Miscellaneous (Note 5)		60,821
Interest expense		906
TOTAL EXPENSES		131,701,005
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(8,303,836)
Waiver of distribution services fee (Note 5)	(11,987,523)
Reimbursement of shareholder services fee (Note 5)	(77,907)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(88,318)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(20,457,584)
Net expenses			111,243,421
Net investment income (loss)			(49,610,878)
Annual Shareholder Report
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Statement of Operations–continued
Realized and Unrealized Gain on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain/loss on investments and foreign currency transactions (including realized gain of $127,527,536 in sales of investments in affiliated companies (Note 5))	$840,763,836
Net realized loss on futures contracts	(6,273,000)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	888,435,827
Net change in unrealized depreciation of futures contracts	(2,474,010)
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	1,720,452,653
Change in net assets resulting from operations	$1,670,841,775
See Notes which are an integral part of the Financial Statements
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17

Statement of Changes in Net Assets
Year Ended October 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(49,610,878)	$(58,265,838)
Net realized gain on investments, futures contracts and foreign currency transactions	834,490,836	420,311,646
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	885,961,817	140,388,725
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,670,841,775	502,434,533
Distributions to Shareholders:
Distributions from net realized gain on investments, futures contracts and foreign currency transactions
Class A Shares	(149,220,635)	(37,360,604)
Class B Shares	(14,693,842)	(5,896,217)
Class C Shares	(32,449,688)	(9,766,246)
Class R Shares	(224,432,833)	(56,939,036)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(420,796,998)	(109,962,103)
Share Transactions:
Proceeds from sale of shares	368,719,044	695,512,067
Net asset value of shares issued to shareholders in payment of distributions declared	395,978,641	103,024,246
Cost of shares redeemed	(1,910,930,668)	(1,633,547,746)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,146,232,983)	(835,011,433)
Change in net assets	103,811,794	(442,539,003)
Net Assets:
Beginning of period	5,354,551,917	5,797,090,920
End of period (including accumulated net investment income (loss) of $(7,016,610) and $(52,337,307), respectively)	$5,458,363,711	$5,354,551,917
See Notes which are an integral part of the Financial Statements
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18

Notes to Financial Statements
October 31, 2013
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 diversified portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class R Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares and Class C Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
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If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class R Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer agent fees unique to those classes. For the year ended October 31, 2013, transfer agent fees and account administration fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Account Administration Fees Incurred
Class A Shares	$2,857,284	$22,541
Class B Shares	249,138	—
Class C Shares	596,653	2,677
Class R Shares	4,026,011	—
TOTAL	$7,729,086	$25,218
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows and duration, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $38,246,338. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At October 31, 2013, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $4,468 and $8,503, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
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23

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of October 31, 2013, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$123,478,156	$128,881,214
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24

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at October 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Apollo Investment Fund V	5/18/2001	$0	$1,305,139
Denovo Ventures I LP	3/9/2000	$2,888,396	$693,831
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$225,317	$705,205
Infrastructure Fund	8/11/2000	$404,496	$0
Latin Healthcare Fund	11/28/2000	$0	$296,443
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Peachtree Leadscope LLC	6/30/2000	$712,054	$0
Peachtree Open Networks	10/5/2000	$892,599	$0
Sensable Technologies, Inc.	10/15/2004	$0	$0
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for daily variation margin	$(2,474,010)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Annual Shareholder Report
25

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$(6,273,000)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$(2,474,010)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2013		2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	43,991,306	$243,019,993	101,325,201	$517,640,174
Shares issued to shareholders in payment of distributions declared	29,092,401	141,098,145	7,318,704	34,837,031
Shares redeemed	(203,800,768)	(1,187,812,578)	(155,265,119)	(788,003,375)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(130,717,061)	$(803,694,440)	(46,621,214)	$(235,526,170)
Year Ended October 31	2013		2012
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,983,615	$10,546,941	1,821,412	$8,869,192
Shares issued to shareholders in payment of distributions declared	3,059,087	13,796,485	1,223,197	5,467,692
Shares redeemed	(16,215,898)	(84,108,138)	(30,641,240)	(147,053,853)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(11,173,196)	$(59,764,712)	(27,596,631)	$(132,716,969)
Year Ended October 31	2013		2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	5,789,006	$29,649,148	4,989,635	$24,006,713
Shares issued to shareholders in payment of distributions declared	5,868,743	26,468,031	1,739,345	7,774,872
Shares redeemed	(20,454,122)	(105,394,949)	(33,800,648)	(161,486,802)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(8,796,373)	$(49,277,770)	(27,071,668)	$(129,705,217)
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26

Year Ended October 31	2013		2012
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	15,291,013	$85,502,962	28,537,282	$144,995,988
Shares issued to shareholders in payment of distributions declared	44,159,666	214,615,980	11,542,994	54,944,651
Shares redeemed	(95,240,408)	(533,615,003)	(104,394,919)	(537,003,716)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(35,789,729)	$(233,496,061)	(64,314,643)	$(337,063,077)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(186,476,359)	$(1,146,232,983)	(165,604,156)	$(835,011,433)
Redemption Fee
The Fund's Class R Shares imposes a redemption fee of 0.20% on the redemption price of the Fund's Class R Shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's Class R Shares expenses for providing redemption services, including, but not limited to: transfer agent fees; postage; printing; telephone; and related employment costs. Any excess fee proceeds are added to the Fund's assets. Shares acquired through employer-sponsored retirement plans will not be subject to the redemption fee. However, if shares are purchased for a retirement plan account through a broker, financial institution or other intermediary maintaining an omnibus account for the shares, the waiver may not apply. In addition, this waiver does not apply to individual retirement accounts, such as Traditional, Roth and SEP-IRAs. For the years ended October 31, 2013 and October 31, 2012, redemption fees of $616,173 and $649,922, respectively, were allocated to cover the cost of redemptions.
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions, partnership adjustments, ordinary loss netting to reduce short term capital gains, reclassification for regulatory settlement proceeds and amortization of premiums.
For the year ended October 31, 2013, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(260,977)	$94,931,575	$(94,670,598)
Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2013 and 2012, was as follows:
	2013	2012
Long-term capital gains	$420,796,998	$109,962,103
Annual Shareholder Report
27

As of October 31, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$721,624,982
Net unrealized appreciation	$2,095,571,440
Ordinary loss deferrals	$(7,016,610)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales and partnership adjustments.
At October 31, 2013, the cost of investments for federal tax purposes was $3,473,865,612. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; and (b) futures contracts was $2,095,451,434. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,176,893,734 and net unrealized depreciation from investments for those securities having an excess of cost over value of $81,442,300.
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of October 31, 2013, for federal income tax purposes, late year ordinary losses of $7,016,610 were deferred to November 1, 2014.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Pursuant to the settlement of certain litigation, the Adviser has agreed, for a period continuing through June 30, 2022, to waive its investment advisory fee so that such fee will not exceed 1.275%. Also as part of the settlement agreement, effective July 1, 2012 and continuing through June 30, 2022, the Adviser has agreed to further waive the advisory fee by an additional 0.02%, 0.04%, 0.06% or 0.07% if the Fund's net assets exceed eight, nine, ten or twelve billion dollars, respectively. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2013, the Adviser voluntarily waived $7,848,943 of its fee.
Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended October 31, 2013, the Sub-Adviser earned a fee of $65,046,710.
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28

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2013, the net fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2013, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$4,746,272	$(1,833,713)
Class B Shares	1,245,645	—
Class C Shares	3,007,168	(185,117)
Class R Shares	15,351,699	(9,968,693)
TOTAL	$24,350,784	$(11,987,523)
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When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2013, FSC retained $7,612,991 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2013, FSC retained $96,922 in sales charges from the sale of Class A Shares. FSC also retained $434 of CDSC relating to redemptions of Class A Shares, $100,083 relating to redemptions of Class B Shares and $1,110 relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $20,448 of Service Fees for the year ended October 31, 2013. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended October 31, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$4,723,226	$—
Class B Shares	415,215	(77,907)
Class C Shares	999,712	—
Class R Shares	7,555,519	—
TOTAL	$13,693,672	$(77,907)
For the year ended October 31, 2013, FSSC received $5,374,191 of fees paid by the Fund.
Commitments and Contingencies
In the course of pursuing its investment objective, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At October 31, 2013, the Fund had total commitments to limited partnerships and limited liability companies of $31,000,000; of this amount, $30,293,720 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $706,280.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.95%, 2.50%, 2.50% and 1.95% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $13,869,338 and $57,116,602, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Transactions Involving Affiliated Companies and Affiliated Holdings
An affiliated company is a company in which the Fund, alone or in combination with other affiliated funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the year ended October 31, 2013, were as follows:
Affiliates	Balance of Shares Held 10/31/2012	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2013	Value	Dividend Income
*CETIP SA- Mercados Organizado	21,638,901	111,100	(14,364,419)	7,385,582	$81,893,517	$4,565,407
*Conceptus, Inc.	1,725,460	—	(1,725,460)	—	—	—
Corcept Therapeutics, Inc.	9,430,000	—	(150,350)	9,279,650	15,682,609	—
Corcept Therapeutics, Inc., 3/29/2015	797,358	—	—	797,358	63,868	—
Dexcom, Inc.	7,626,065	37,500	(1,894,426)	5,769,139	165,747,363	—
Dyax Corp.	17,962,000	2,135,283	(1,942,975)	18,154,308	149,228,412	—
ExamWorks Group, Inc.	3,920,000	80,000	(935,000)	3,065,000	79,230,250	—
*Insulet Corp.	2,383,454	25,000	(1,708,454)	700,000	27,314,000	—
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Affiliates	Balance of Shares Held 10/31/2012	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2013	Value	Dividend Income
*Insulet Corp., Conv. Bond, 3.75, 6/15/2016	14,630,000	—	—	14,630,000	22,537,954	—
*Insulet Corp., Conv. Bond, 5.375, 6/15/2013	12,670,000	—	(12,670,000)	—	—	—
Progenics Pharmaceuticals, Inc.	5,246,193	3,198,807	—	8,445,000	30,739,800	—
Protalix Biotherapeutics, Inc.	6,706,495	1,066,688	(459,382)	7,313,801	32,107,586	—
Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A, 4.50%, 9/15/2018	—	4,600,000	—	4,600,000	4,810,266	—
RADWARE Ltd.	794,110	711,800	(82,310)	1,423,600	21,311,292	—
RPX Corp.	2,421,000	429,000	—	2,850,000	50,901,000	—
*Repligen Corp.	2,700,000	—	(1,260,000)	1,440,000	15,753,600	—
*Sensable Technologies, Inc.	3,751	—	—	3,751	—	—
Soteira, Inc.	959,018	—	—	959,018	—	—
*TNS, Inc.	2,690,069	—	(2,690,069)	—	—	—
Textura Corp.	—	1,036,534	—	1,036,534	39,730,348	—
Threshold Pharmaceuticals, Inc., 10/5/2014	1,713,798	—	—	1,713,798	3,970,184	—
Threshold Pharmaceuticals, Inc., Class THL	1,767,000	—	—	1,767,000	7,668,780	—
US Silica Holdings, Inc.	—	2,428,000	(684,600)	1,743,400	60,705,188	514,550
Zogenix, Inc.	16,500,000	—	—	16,500,000	48,345,000	—
Zogenix, Inc., 7/27/2017	7,425,000	—	—	7,425,000	14,287,185	—
TOTAL OF AFFILIATED COMPANIES	141,709,672	15,859,712	(40,567,445)	117,001,939	$872,028,202	$5,079,957
*	At October 31, 2013, the Fund no longer has ownership of at least 5% of the voting shares.
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32

Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2013, the Adviser reimbursed $454,893. Transactions involving the affiliated holding during the year ended October 31, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2012	606,024,453
Purchases/Additions	3,918,329,979
Sales/Reductions	(4,316,364,098)
Balance of Shares Held 10/31/2013	207,990,334
Value	$207,990,334
Dividend Income	$129,079
6. EXPENSE Reduction
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2013, the Fund's expenses were reduced by $88,318 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2013, were as follows:
Purchases	$3,377,160,186
Sales	$4,853,043,527
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33

8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
At October 31, 2013, the diversification of countries was as follows:
Country	Percentage of Net Assets
United States	77.1%
Netherlands	6.1%
Italy	2.8%
Luxembourg	2.5%
Ireland	2.4%
Spain	1.7%
Brazil	1.6%
Cayman Islands	1.0%
Israel	0.8%
Singapore	0.6%
United Kingdom	0.5%
France	0.4%
Bermuda	0.3%
Belgium	0.2%
China	0.1%
9. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2013, there were no outstanding loans. During the year ended October 31, 2013, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2013, there were no outstanding loans. During the year ended October 31, 2013, the program was not utilized.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2013, the amount of long-term capital gains designated by the Fund was $420,796,998.
Annual Shareholder Report
34

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF Federated Equity Funds AND SHAREHOLDERS OF Federated Kaufmann Fund, CLASS R SHARES:
We have audited the accompanying statement of assets and liabilities of Federated Kaufmann Fund (the “Fund”) (one of the portfolios constituting Federated Equity Funds), including the portfolio of investments, as of October 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights of Class R Shares for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Kaufmann Fund, a portfolio of Federated Equity Funds, at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class R Shares for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2013
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35

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2013 to October 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2013	Ending Account Value 10/31/2013	Expenses Paid During Period[1]
Actual	$1,000	$1,178.60	$10.71
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,015.38	$9.91
1	Expenses are equal to the Fund's annualized net expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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37

Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Equity Funds (the “Trust”), of which the Fund is a portfolio, was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 2,777,709,632.389 total outstanding shares of the Trust.
The following item was considered by shareholders of the Trust and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Trustees of the Trust:1
Name	For	Withheld
John T. Collins	2,104,364,292.660	29,376,009.057
Maureen Lally-Green	2,104,554,202.739	29,186,098.978
Thomas M. O'Neill	2,104,050,166.003	29,690,135.714
P. Jerome Richey	2,103,363,407.698	30,376,894.019
1	The following Trustees continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board), and John S. Walsh.
38

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust business affairs and for exercising all the Trust powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised 13 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh; Board Member, Energy & Mineral Law Foundation.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Officer since: November 2001 Portfolio Manager since: February 1986	Principal Occupations: Lawrence Auriana has been the Fund's Portfolio Manager since February 1986. He is Vice President of the Trust with respect to the Fund. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
Hans P. Utsch Birth Date: July 3, 1936 140 East 45th Street New York, NY 10017 VICE PRESIDENT Officer since: November 2001 Portfolio Manager since: February 1986	Principal Occupations: Hans P. Utsch has been the Fund's Portfolio Manager since February 1986. He is Vice President of the Trust with respect to the Fund. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Kaufmann Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and
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how its unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that, for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees. The Senior Officer noted that this was particularly true in the case of the Federated Kaufmann Fund, since Federated manages no institutional or separate accounts in the style of the Fund.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
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The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the Fund attains a certain size. In this regard, the Senior Officer's Evaluation noted that the Board is aware that the Fund is a relatively more expensive fund for the Adviser to manage than other Federated equity funds. The Senior Officer's Evaluation also noted that the Board is aware of the provisions agreed upon in the settlement of the Kaufmann Fund fee litigation under which, starting July 1, 2012 and for a period of ten years thereafter, a cap on the net investment advisory fee is imposed and under which additional breakpoints are required upon the Fund reaching $8 billion, $10 billion and $12 billion in size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having
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invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Kaufmann Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172644
26851 (12/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
October 31, 2013
Share Class	Ticker
A	KLCAX
C	KLCCX
R	KLCKX
Institutional	KLCIX

Federated Kaufmann Large Cap Fund
Fund Established 2007

A Portfolio of Federated Equity Funds

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Kaufmann Large Cap Fund (the “Fund”), based on net asset value, for the 12-month reporting period ended October 31, 2013, was 35.44% for the Class A Shares, 34.27% for the Class C Shares, 35.00% for the Class R Shares and 35.72% for the Institutional Shares. The total return of the Russell 1000® Growth Index (R1000G),1 the Fund's broad-based securities market index, was 28.30% for the same period. The total return of the Morningstar Large Growth Funds Average (MLGFA),2 a peer group average for the Fund, was 29.40% for the same period. The Fund's and the MLGFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the R1000G.
During the reporting period, the Fund's investment strategy focused on stock selection, sector exposure, international exposure3 and the effect of cash holdings. These were the most significant factors affecting the Fund's performance relative to the R1000G.
The following discussion will focus on the performance of the Fund's Institutional Shares. During the reporting period, the Fund's Institutional Shares outperformed the R1000G and the MLGFA.
Market Overview
The equity markets globally performed well with the United States' stock markets performing among the best. Central banks around the world continued to print money at an unprecedented rate during the year especially with the acceleration of Bank of Japan printing during 2013. Massive liquidity provided by central banks globally continued to fuel economic recovery in many economies including the U.S. by keeping interest rates very low. Unemployment remained high in nearly all major economies; therefore, the Federal Reserve (the “Fed”) continued with its accommodative monetary policy. Fiscal policy remained gridlocked in the U.S. as the government actually shut down because Congress and the president could not come to an acceptable compromise to keep the government open. Despite these uncertainties, the equity markets performed very well, and corporate earnings remained strong during the reporting period.
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Stock Selection
The key factor affecting performance from a macroeconomic standpoint was the continuing accommodative monetary policy by the Fed and every major central bank in the world. The cheap money policies allowed a slow but gradual recovery of the major economies. Profitability of many of our companies remained strong throughout the past year. We continued to find attractive large-cap growth investment opportunities–companies that are dominant competitors and that have strengthening fundamentals potentially delivering both near-term and long-term growth in sales and earnings.
The vast majority of the outperformance was due to strong stock selection particularly in the Information Technology and Consumer Discretionary sectors. Individual companies that most contributed to performance during the year were Gilead Sciences, Sprouts Farmers Market, Nxp Semiconductor, Starbucks Corp, Biogen Idec, American International Group, Lyondellbasell Industries, Las Vegas Sands, Halliburton and Melco Pbl Entertainment. Laggard companies that hurt relative Fund performance were Eastman Chemical, Citrix Systems, Vertex Pharmaceuticals, Hollyfrontier Corp, Red Hat, Apple, Pharmacyclics, Vmware, Newmont Mining and Ariad Pharmaceuticals.
Sector Exposure
At the end of the reporting period, approximately 67% of the portfolio was currently invested in four large sectors: Consumer Discretionary, Healthcare, Financials and Information Technology. These sectors have historically provided good opportunities for bottom-up growth investors. Underweighting the Consumer Staples and Information Technology sectors and overweighting the Energy and Healthcare sectors all benefited relative performance versus the R1000G. Underweighting in the Consumer Discretionary and Industrials sectors somewhat hurt relative performance.
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International Exposure
Stock selection of companies domiciled outside the U.S. was a significant positive contributor to the excess return of the Fund. Approximately 13% of the portfolio assets were invested in such companies.
Effect of Cash Holdings
The Fund had significant new cash inflows during the reporting period which resulted in an average cash position of 4.6%. In a rising market, the cash holdings resulted in a modest drag on relative performance.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the R1000G.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the MLCGFA.
3	International investing involves special risks including currency risk, increased volatility, political risks and differences in auditing and other financial standards.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Kaufmann Large Cap Fund (the “Fund”) from December 5, 2007 (start of performance) to October 31, 2013, compared to the Russell 1000® Growth Index (R1000G)2 and the Morningstar Large Growth Funds Average (MLGFA).3
Average Annual Total Returns for the Period Ended 10/31/2013
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
Share Class	1 Year	5 Years	Start of Performance*
Class A Shares	28.00%	19.02%	8.78%
Class C Shares	33.27%	19.35%	8.95%
Class R Shares	35.00%	19.83%	9.37%
Institutional Shares	35.72%	20.67%	10.10%
*	The Fund's Class A Shares, Class C Shares, Class R Shares and Institutional Shares start of performance date was December 5, 2007.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
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Growth of a $10,000 Investment–CLASS A SHARES
Growth of $10,000 as of October 31, 2013
■	Total returns shown include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).

Growth of a $10,000 Investment–CLASS C SHARES
Growth of $10,000 as of October 31, 2013
■	Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

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Growth of a $10,000 Investment–CLASS R SHARES
Growth of $10,000 as of October 31, 2013
Growth of a $10,000 Investment–Institutional Shares
Growth of $10,000 as of October 31, 2013
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1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: For Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R1000G and the MLGFA have been adjusted to reflect the reinvestment of dividends on securities in the indexes and average.
2	The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The R1000G is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment. The R1000G is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics. The R1000G is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.
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Portfolio of Investments Summary Table (unaudited)
At October 31, 2013, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Information Technology	22.1%
Health Care	16.7%
Financials	12.5%
Consumer Discretionary	11.1%
Industrials	10.0%
Energy	8.8%
Materials	6.2%
Consumer Staples	3.2%
Telecommunication Services	2.5%
Cash Equivalents[2]	5.8%
Other Assets and Liabilities—Net[3]	1.1%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
October 31, 2013
Shares			Value
		COMMON STOCKS—93.1%
		Consumer Discretionary—11.1%
2,129,474	[1,2]	Central European Media Enterprises Ltd., Class A	$6,537,485
279,400		Las Vegas Sands Corp.	19,619,468
358,900	[1]	Melco PBL Entertainment (Macau) Ltd., ADR	11,901,124
20	[1,3]	New Cotai LLC/Capital	711,611
1,355,700		Prada Holding SpA	13,211,986
11,100	[1]	Priceline.com, Inc.	11,697,513
232,900		Starbucks Corp.	18,876,545
63,568	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	8,190,737
119,800		Whirlpool Corp.	17,491,998
		TOTAL	108,238,467
		Consumer Staples—3.2%
485,000	[1]	Sprouts Farmers Market, Inc.	22,339,100
150,000		Whole Foods Market, Inc.	9,469,500
		TOTAL	31,808,600
		Energy—8.8%
192,400		Anadarko Petroleum Corp.	18,333,796
165,000	[1]	Antero Resources Corp.	9,320,850
367,400		Halliburton Co.	19,483,222
306,300		Phillips 66	19,734,909
202,700		Schlumberger Ltd.	18,997,044
		TOTAL	85,869,821
		Financials—12.5%
443,500		American International Group, Inc.	22,906,775
67,000		BlackRock, Inc.	20,154,270
259,400		Capital One Financial Corp.	17,812,998
484,400	[1]	Empire State Realty Trust, Inc.	6,854,260
114,900		Goldman Sachs Group, Inc.	18,482,814
345,800		J.P. Morgan Chase & Co.	17,822,532
437,100		Wells Fargo & Co.	18,659,799
		TOTAL	122,693,448
		Health Care—16.7%
130,800	[1]	Actavis, Inc.	20,219,064
78,500	[1]	Biogen Idec, Inc.	19,168,915
264,400	[1]	Express Scripts Holding Co.	16,530,288
416,300	[1]	Gilead Sciences, Inc.	29,553,137
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Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
158,000	[1]	Pharmacyclics, Inc.	$18,745,120
64,300	[1]	Regeneron Pharmaceuticals, Inc.	18,492,680
489,900		Shire Ltd.	21,715,783
190,600		Thermo Fisher Scientific, Inc.	18,636,868
		TOTAL	163,061,855
		Industrials—10.0%
171,100		Boeing Co.	22,328,550
268,000		Eaton Corp.	18,910,080
533,300		Expeditors International Washington, Inc.	24,153,157
149,700		Kuehne & Nagel International AG	18,898,133
272,764	[1]	Osram Licht AG	14,110,137
		TOTAL	98,400,057
		Information Technology—22.1%
272,333		Amadeus IT Holding SA	10,109,324
36,200		Apple, Inc.	18,909,070
260,200	[1]	Citrix Systems, Inc.	14,774,156
338,700	[1]	eBay, Inc.	17,852,877
391,100		Hewlett-Packard Co.	9,531,107
32,484	[1]	LinkedIn Corp.	7,265,696
25,200		Mastercard, Inc.	18,070,920
750,000	[1]	Micron Technology, Inc.	13,260,000
576,000	[1]	NXP Semiconductors NV	24,261,120
257,000		Qualcomm, Inc.	17,853,790
420,400	[1]	Salesforce.com, Inc.	22,432,544
116,300	[1]	VMware, Inc., Class A	9,452,864
555,650	[1]	Vantiv, Inc.	15,280,375
89,000		Visa, Inc., Class A	17,503,630
		TOTAL	216,557,473
		Materials—6.2%
304,000		LyondellBasell Industries NV	22,678,400
240,000		Newmont Mining Corp.	6,542,400
98,400		Sherwin-Williams Co.	18,499,200
158,500		Syngenta AG, ADR	12,798,875
		TOTAL	60,518,875
		Telecommunication Services—2.5%
199,300		Crown Castle International Corp.	15,150,786
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Shares			Value
		COMMON STOCKS—continued
		Telecommunication Services—continued
338,000	[1]	T-Mobile US, Inc.	$9,372,740
		TOTAL	24,523,526
		TOTAL COMMON STOCKS (IDENTIFIED COST $705,111,907)	911,672,122
		INVESTMENT COMPANY—5.8%
56,689,174	[2,4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	56,689,174
		TOTAL INVESTMENTS—98.9% (IDENTIFIED COST $761,801,081)[5]	968,361,296
		OTHER ASSETS AND LIABILITIES - NET—1.1%[6]	10,662,331
		TOTAL NET ASSETS—100%	$979,023,627
1	Non-income-producing security.
2	Affiliated company or holding.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees
(the “Trustees”).
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $765,054,373.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
11

The following is a summary of the inputs used, as of October 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$696,611,956	$—	$711,611	$697,323,567
International	136,303,192	78,045,363[1]	—	214,348,555
Investment Company	56,689,174	—	—	56,689,174
TOTAL SECURITIES	$889,604,322	$78,045,363	$711,611	$968,361,296
1	Includes $22,941,045 of securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$12.22	$11.07	$10.53	$8.69	$6.88
Income From Investment Operations:
Net investment income (loss)	(0.04)[1]	(0.04)[1]	(0.04)[1]	0.09[1]	0.05[1]
Net realized and unrealized gain on investments and foreign currency transactions	4.27	1.64	0.63	1.75	1.78
TOTAL FROM INVESTMENT OPERATIONS	4.23	1.60	0.59	1.84	1.83
Less Distributions:
Distributions from net investment income	—	—	(0.05)	(0.00)[2]	(0.02)
Distributions from net realized gain on investments and foreign currency transactions	(0.32)	(0.45)	(0.00)[2]	—	—
TOTAL DISTRIBUTIONS	(0.32)	(0.45)	(0.05)	(0.00)[2]	(0.02)
Net Asset Value, End of Period	$16.13	$12.22	$11.07	$10.53	$8.69
Total Return[3]	35.44%	15.08%	5.63%	21.18%	26.68%
Ratios to Average Net Assets:
Net expenses	1.50%[4]	1.50%	1.50%[4]	1.50%[4]	1.50%[4]
Net investment income (loss)	(0.27)%	(0.34)%	(0.37)%	0.94%	0.67%
Expense waiver/reimbursement[5]	0.44%	0.49%	0.56%	0.75%	1.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$365,693	$142,229	$140,128	$89,815	$60,203
Portfolio turnover	114%	94%	128%	69%	170%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.50%, 1.50%, 1.49% and 1.50% for the years ended October 31, 2013, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.84	$10.82	$10.33	$8.60	$6.85
Income From Investment Operations:
Net investment income (loss)	(0.15)[1]	(0.13)[1]	(0.13)[1]	0.01[1]	(0.01)[1]
Net realized and unrealized gain on investments and foreign currency transactions	4.11	1.60	0.62	1.72	1.76
TOTAL FROM INVESTMENT OPERATIONS	3.96	1.47	0.49	1.73	1.75
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	(0.32)	(0.45)	—	—	—
Net Asset Value, End of Period	$15.48	$11.84	$10.82	$10.33	$8.60
Total Return[2]	34.27%	14.20%	4.74%	20.12%	25.55%
Ratios to Average Net Assets:
Net expenses	2.33%[3]	2.34%	2.33%[3]	2.34%[3]	2.32%[3]
Net investment income (loss)	(1.08)%	(1.15)%	(1.20)%	0.14%	(0.12)%
Expense waiver/reimbursement[4]	0.35%	0.40%	0.48%	0.68%	1.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$181,073	$81,269	$69,810	$47,002	$32,721
Portfolio turnover	114%	94%	128%	69%	170%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.33%, 2.33%, 2.33% and 2.31% for the years ended October 31, 2013, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.97	$10.91	$10.40	$8.63	$6.87
Income From Investment Operations:
Net investment income (loss)	(0.10)[1]	(0.09)[1]	(0.07)[1]	0.08[1]	0.01[1]
Net realized and unrealized gain on investments and foreign currency transactions	4.19	1.60	0.61	1.69	1.78
TOTAL FROM INVESTMENT OPERATIONS	4.09	1.51	0.54	1.77	1.79
Less Distributions:
Distributions from net investment income	—	—	(0.03)	—	(0.03)
Distributions from net realized gain on investments and foreign currency transactions	(0.32)	(0.45)	(0.00)[2]	—	—
TOTAL DISTRIBUTIONS	(0.32)	(0.45)	(0.03)	—	(0.03)
Net Asset Value, End of Period	$15.74	$11.97	$10.91	$10.40	$8.63
Total Return[3]	35.00%	14.46%	5.20%	20.51%	26.12%
Ratios to Average Net Assets:
Net expenses	1.93%[3]	1.95%	1.95%[4]	1.95%[4]	1.95%[4]
Net investment income (loss)	(0.76)%	(0.77)%	(0.65)%	0.88%	0.06%
Expense waiver/reimbursement[5]	0.40%	0.44%	0.55%	0.71%	1.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$66,543	$19,688	$16,393	$1,901	$332
Portfolio turnover	114%	94%	128%	69%	170%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.93%, 1.95%, 1.94% and 1.95% for the years ended October 31, 2013, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$12.32	$11.13	$10.58	$8.73	$6.90
Income From Investment Operations:
Net investment income (loss)	(0.01)[1]	(0.01)[1]	(0.01)[1]	0.16[1]	0.07[1]
Net realized and unrealized gain on investments and foreign currency transactions	4.31	1.65	0.63	1.70	1.79
TOTAL FROM INVESTMENT OPERATIONS	4.30	1.64	0.62	1.86	1.86
Less Distributions:
Distributions from net investment income	—	—	(0.07)	(0.01)	(0.03)
Distributions from net realized gain on investments and foreign currency transactions	(0.32)	(0.45)	(0.00)[2]	—	—
TOTAL DISTRIBUTIONS	(0.32)	(0.45)	(0.07)	(0.01)	(0.03)
Net Asset Value, End of Period	$16.30	$12.32	$11.13	$10.58	$8.73
Total Return[3]	35.72%	15.37%	5.89%	21.38%	27.13%
Ratios to Average Net Assets:
Net expenses	1.25%[4]	1.25%	1.25%[4]	1.25%[4]	1.25%[4]
Net investment income (loss)	(0.07)%	(0.07)%	(0.10)%	1.62%	0.95%
Expense waiver/reimbursement[5]	0.41%	0.45%	0.52%	0.68%	1.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$365,715	$106,055	$93,222	$54,905	$15,931
Portfolio turnover	114%	94%	128%	69%	170%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.25%, 1.25%, 1.24% and 1.25% for the years ended October 31, 2013, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Statement of Assets and Liabilities
October 31, 2013
Assets:
Total investment in securities, at value including $56,689,174 of investment in an affiliated holding and $6,537,485 of investment in an affiliated company (Note 5) (identified cost $761,801,081)		$968,361,296
Cash denominated in foreign currencies (identified cost $36,147)		37,315
Income receivable		145,686
Receivable for investments sold		7,399,555
Receivable for shares sold		12,230,471
Other assets		8,936
TOTAL ASSETS		988,183,259
Liabilities:
Payable for investments purchased	$7,476,229
Payable for shares redeemed	1,166,332
Payable for distribution services fee (Note 5)	135,569
Payable for shareholder services fee (Note 5)	182,105
Accrued expenses (Note 5)	199,397
TOTAL LIABILITIES		9,159,632
Net assets for 61,033,207 shares outstanding		$979,023,627
Net Assets Consist of:
Paid-in capital		$752,281,420
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		206,561,390
Accumulated net realized gain on investments and foreign currency transactions		20,180,817
TOTAL NET ASSETS		$979,023,627
Annual Shareholder Report
17

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($365,692,526 ÷ 22,676,218 shares outstanding), no par value, unlimited shares authorized	$16.13
Offering price per share (100/94.50 of $16.13)	$17.07
Redemption proceeds per share	$16.13
Class C Shares:
Net asset value per share ($181,072,864 ÷ 11,695,406 shares outstanding), no par value, unlimited shares authorized	$15.48
Offering price per share	$15.48
Redemption proceeds per share (99.00/100 of $15.48)	$15.33
Class R Shares:
Net asset value per share ($66,542,978 ÷ 4,228,555 shares outstanding), no par value, unlimited shares authorized	$15.74
Offering price per share	$15.74
Redemption proceeds per share	$15.74
Institutional Shares:
Net asset value per share ($365,715,259 ÷ 22,433,028 shares outstanding), no par value, unlimited shares authorized	$16.30
Offering price per share	$16.30
Redemption proceeds per share	$16.30
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Statement of Operations
Year Ended October 31, 2013
Investment Income:
Dividends (including $27,121 received from an affiliated holding (Note 5), $35,925 of income on securities loaned and net of foreign taxes withheld of $239,144)			$7,041,252
Expenses:
Investment adviser fee (Note 5)		$8,235,836
Administrative fee (Note 5)		451,104
Custodian fees		56,490
Transfer agent fee (Note 2)		615,688
Directors'/Trustees' fees (Note 5)		2,212
Auditing fees		38,049
Legal fees		8,316
Portfolio accounting fees		138,111
Distribution services fee (Note 5)		1,006,770
Shareholder services fee (Note 5)		878,392
Account administration fee (Note 2)		6,069
Share registration costs		99,779
Printing and postage		68,605
Insurance premiums (Note 5)		4,745
Miscellaneous (Note 5)		6,388
TOTAL EXPENSES		11,616,554
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(1,982,624)
Waiver of distribution services fee (Note 5)	(11,312)
Reimbursement of shareholder services fee (Note 5)	(290)
Reimbursement of transfer agent fee (Note 2)	(345,018)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(8,016)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(2,347,260)
Net expenses			$9,269,294
Net investment income (loss)			(2,228,042)
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			24,885,045
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			148,520,197
Net realized and unrealized gain on investments and foreign currency transactions			173,405,242
Change in net assets resulting from operations			$171,177,200
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Statement of Changes in Net Assets
Year Ended October 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(2,228,042)	$(1,552,320)
Net realized gain on investments and foreign currency transactions	24,885,045	11,048,780
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	148,520,197	37,344,589
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	171,177,200	46,841,049
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(3,685,824)	(5,472,649)
Class C Shares	(2,165,169)	(2,866,442)
Class R Shares	(525,006)	(680,325)
Institutional Shares	(2,712,258)	(3,696,969)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,088,257)	(12,716,385)
Share Transactions:
Proceeds from sale of shares	635,937,100	119,462,149
Net asset value of shares issued to shareholders in payment of distributions declared	7,229,411	9,999,942
Cost of shares redeemed	(175,472,815)	(133,899,332)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	467,693,696	(4,437,241)
Change in net assets	629,782,639	29,687,423
Net Assets:
Beginning of period	349,240,988	319,553,565
End of period	$979,023,627	$349,240,988
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Notes to Financial Statements
October 31, 2013
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 diversified portfolios. The financial statements included herein are only those of Federated Kaufmann Large Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
Annual Shareholder Report
21

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer agent fees unique to those classes. For the year ended October 31, 2013, transfer agent fees and account administration fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$270,219	$(218,942)	$6,069
Class C Shares	122,978	—	—
Class R Shares	54,882	—	—
Institutional Shares	167,609	(126,076)	—
TOTAL	$615,688	$(345,018)	$6,069
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Annual Shareholder Report
24

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency and market risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At October 31, 2013, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $7,746 and $137, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the
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25

respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year-end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As October 31, 2013, the Fund had no outstanding securities on loan.
Additional Disclosure Related to Derivative Instruments
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$8,736
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2013		2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	15,730,873	$223,269,485	5,466,566	$61,393,213
Shares issued to shareholders in payment of distributions declared	280,464	3,404,045	484,063	5,121,389
Shares redeemed	(4,977,997)	(70,003,346)	(6,967,812)	(79,640,042)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	11,033,340	$156,670,184	(1,017,183)	$(13,125,440)
Year Ended October 31	2013		2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	6,079,086	$84,121,406	1,705,524	$19,056,014
Shares issued to shareholders in payment of distributions declared	129,157	1,515,933	192,649	1,990,071
Shares redeemed	(1,379,291)	(18,510,110)	(1,480,980)	(16,413,466)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	4,828,952	$67,127,229	417,193	$4,632,619
Year Ended October 31	2013		2012
Class R Shares:	Shares	Amount	Shares	Amount
Share sold	4,275,661	$65,117,040	728,500	$8,178,109
Shares issued to shareholders in payment of distributions declared	44,144	524,735	65,353	680,325
Shares redeemed	(1,735,358)	(23,309,578)	(652,963)	(7,312,038)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	2,584,447	$42,332,197	140,890	$1,546,396
Year Ended October 31	2013		2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	18,238,307	$263,429,169	2,667,047	$30,834,813
Shares issued to shareholders in payment of distributions declared	145,724	1,784,698	207,534	2,208,157
Shares redeemed	(4,562,029)	(63,649,781)	(2,640,413)	(30,533,786)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	13,822,002	$201,564,086	234,168	$2,509,184
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	32,268,741	$467,693,696	(224,932)	$(4,437,241)
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4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions and net operating losses.
For the year ended October 31, 2013, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$2,228,042	$(2,228,042)
Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2013 and 2012 was as follows:
	2013	2012
Ordinary income[1]	$6,935,233	$—
Long-term capital gains	$2,153,024	$12,716,385
1	For tax purposes, short term capital gain distributions are treated as ordinary income distributions.

As of October 31, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$15,174,058
Undistributed long-term capital gains	$8,260,051
Net unrealized appreciation	$203,308,098
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.
At October 31, 2013, the cost of investments for federal tax purposes was $765,054,373. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities was $203,306,923. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $211,781,476 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,474,553.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2013, the Adviser voluntarily waived $1,948,050 of its fee.
Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended October 31, 2013, the Sub-Adviser earned a fee of $6,790,953.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class R Shares	0.50%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2013, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$893,649	$—
Class R Shares	113,121	(11,312)
TOTAL	$1,006,770	$(11,312)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2013, FSC retained $276,961 of fees paid by the Fund. For the year ended October 31, 2013, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2013, FSC retained $221,788 in sales charges from the sale of Class A Shares. FSC also retained $6,806 of CDSC relating to redemptions of Class A Shares and $20,201 of CDSC relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended October 31, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$580,509	$(290)
Class C Shares	297,883	—
TOTAL	$878,392	$(290)
For the year ended October 31, 2013, FSSC received $13,116 of fees paid by the Fund.
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Expense Limitation
Effective December 30, 2013, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.09%, 1.87%, 1.48% and 0.84% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $19,551,893 and $4,169,640, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Transactions Involving Affiliated Companies and Affiliated Holdings
An affiliated company is a company in which the Fund, alone or in combination with other affiliated funds, has ownership of at least 5% of the voting shares. Transactions with an affiliated company during the year ended October 31, 2013 were as follows:
Central European Media Enterprises Ltd., Class A
Balance of Shares Held 10/31/2012	407,600
Purchases/Additions	3,230,000
Sales/Reductions	(1,508,126)
Balance of Shares Held 10/31/2013	2,129,474
Value	$6,537,485
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Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2013, the Adviser reimbursed $34,574. Transactions involving the affiliated holding during the year ended October 31, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2012	10,959,586
Purchases/Additions	582,431,334
Sales/Reductions	(536,701,746)
Balance of Shares Held 10/31/2013	56,689,174
Value	$56,689,174
Dividend Income	$27,121
6. EXPENSE Reduction
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2013, the Fund's expenses were reduced by $8,016 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2013, were as follows:
Purchases	$1,033,956,610
Sales	$633,654,792
8. concentration of risk
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
9. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2013, there were no outstanding loans. During the year ended October 31, 2013, the Fund did not utilize the LOC.
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10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2013, there were no outstanding loans. During the year ended October 31, 2013, the program was not utilized.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2013, the amount of long-term capital gains designated by the Fund was $2,153,024.
For the fiscal year ended October 31, 2013, 49.5% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended October 31, 2013, 34.4% qualify for the dividend received deduction available to corporate shareholders.
12. SUBSEQUENT EVENTS
Effective December 30, 2013, the Adviser has agreed to contractually reduce the management fee from 1.425% to 0.75% and the Adviser and certain of its affiliates have voluntarily agreed to waive their respective fees and/or reimburse expenses as detailed on page 31 of this Annual Report under the section Expense Limitation. In addition, the Trustees approved adding an R6 Share class to the Fund which will become effective on or about December 30, 2013.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF Federated Equity Funds AND SHAREHOLDERS OF Federated Kaufmann Large Cap Fund:
We have audited the accompanying statement of assets and liabilities of Federated Kaufmann Large Cap Fund (the “Fund”) (one of the portfolios constituting Federated Equity Funds), including the portfolio of investments, as of October 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Kaufmann Large Cap Fund, a portfolio of Federated Equity Funds, at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2013,
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2013 to October 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2013	Ending Account Value 10/31/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,182.60	$8.25
Class C Shares	$1,000	$1,177.20	$12.84
Class R Shares	$1,000	$1,180.80	$10.72
Institutional Shares	$1,000	$1,183.70	$6.88
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.64	$7.63
Class C Shares	$1,000	$1,013.41	$11.88
Class R Shares	$1,000	$1,015.38	$9.91
Institutional Shares	$1,000	$1,018.90	$6.36
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.50%
Class C Shares	2.34%
Class R Shares	1.95%
Institutional Shares	1.25%
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Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Equity Funds (the “Trust”), of which the Fund is a portfolio, was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 2,777,709,632.389 total outstanding shares of the Trust.
The following item was considered by shareholders of the Trust and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Trustees of the Trust:1
Name	For	Withheld
John T. Collins	2,104,364,292.660	29,376,009.057
Maureen Lally-Green	2,104,554,202.739	29,186,098.978
Thomas M. O'Neill	2,104,050,166.003	29,690,135.714
P. Jerome Richey	2,103,363,407.698	30,376,894.019
1	The following Trustees continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board), and John S. Walsh.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised 13 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh; Board Member, Energy & Mineral Law Foundation.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: April 1987	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Officer since: November 2001 Portfolio Manager since: December 2007	Principal Occupations: Lawrence Auriana has been the Fund's Portfolio Manager since December 2007. He is Vice President of the Trust with respect to the Fund. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
Hans P. Utsch Birth Date: July 3, 1936 140 East 45th Street New York, NY 10017 VICE PRESIDENT Officer since: November 2001 Portfolio Manager since: December 2007	Principal Occupations: Hans P. Utsch has been the Fund's Portfolio Manager since December 2007. He is Vice President of the Trust with respect to the Fund. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Kaufmann Large Cap Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and
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how its unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that, for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were
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likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Kaufmann Large Cap Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172446
CUSIP 314172438
CUSIP 314172420
CUSIP 314172412
39667 (12/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
October 31, 2013
Share Class	Ticker
A	FKASX
B	FKBSX
C	FKCSX
R	FKKSX

Federated Kaufmann Small Cap Fund
Fund Established 2002

A Portfolio of Federated Equity Funds

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Kaufmann Small Cap Fund (the “Fund”), based on net asset value, for the 12-month reporting period ended October 31, 2013, was 26.65% for the Class A Shares, 25.97% for the Class B Shares, 25.97% for the Class C Shares and 26.77% for the Class R Shares. The total return of the Russell 2000® Growth Index (R2000G),1 the Fund's broad-based securities market index, was 39.84% for the same period. The total return of the Morningstar Small Growth Funds Average (MSGFA),2 a peer group average for the Fund, was 36.78% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the R2000G.
During the reporting period, the Fund's investment strategy focused on stock selection, sector exposure, international exposure3 and the effect of cash holdings. These were the most significant factors affecting the Fund's performance relative to the R2000G.
The following discussion will focus on the performance of the Fund's Class R Shares. During the reporting period, the Fund's Class R Shares underperformed the R2000G and the MSGFA.
Market Overview
The equity markets globally performed well with the United States' stock markets performing among the best. Central banks around the world continued to print money at an unprecedented rate during the year especially with the acceleration of Bank of Japan printing during 2013. Massive liquidity provided by central banks globally continued to fuel economic recovery in many economies including the U.S. by keeping interest rates very low. Unemployment remained high in nearly all major economies; therefore, the Federal Reserve (the “Fed”) continued with its accommodative monetary policy. Fiscal policy remained gridlocked in the U.S. as the government actually shut down because Congress and the president could not come to an acceptable compromise to keep the government open. Despite these uncertainties, the equity markets performed very well, and corporate earnings remained strong during the reporting period.
Stock Selection
The key factor affecting performance from a macroeconomic standpoint was the continuing accommodative monetary policy by the Fed and every major central bank in the world. The cheap money policies allowed a slow but gradual recovery of the major economies. Profitability of many of our companies remained strong throughout the past year.
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The vast majority of the underperformance was due to stock selection particularly in the Healthcare sector. The largest single negative contributor to Fund performance was the investment in Dynavax which dropped 70% during the year. Other laggard companies that hurt relative performance during the year were Peregrine Semiconductor, Walker & Dunlop, Millennial Media, Vical, Prosensa, Brightcove, Mellanox, Ariad Pharmaceutical and Amarin. Strong contributors to performance were Envestnet, Dexcom, Chicago Bridge & Iron, Yoox, Aegerion, U S Silica, Innovative Solutions, Salvatore Ferragamo, Costar Group and Affiliated Managers.
Sector Exposure
Approximately 83% of the portfolio is currently invested in four large sectors: Consumer Discretionary, Healthcare, Financials and Information Technology. These sectors have historically provided good opportunities for bottom-up growth investors. Underweighting the Materials and Energy and Financial sectors and overweighting Consumer Discretionary and Information Technology sectors all benefited relative performance versus the R2000G.
International Exposure
Stock selection of companies domiciled outside the U.S. was a positive contributor to Fund performance. However, the approximately 22% of the portfolio assets that were invested in such companies during the year hurt relative performance because U.S. stock markets generally outperformed international stock markets during the period.
Effect of Cash Holdings
The Fund had significant cash outflows during the reporting period which resulted in an average cash position of 0.60%. In a rising market, the cash holdings resulted in a modest drag on relative performance.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the R2000G.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the MSGFA.
3	International investing involves special risks including currency risk, increased volatility, political risks and differences in auditing and other financial standards. Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Kaufmann Small Cap Fund (the “Fund”) from October 31, 2003 to October 31, 2013, for Class A Shares, Class B Shares and Class C Shares and from November 1, 2005 (start of performance) to October 31, 2013, for Class R Shares, compared to the Russell 2000® Growth Index (R2000G)2 and the Morningstar Small Growth Funds Average (MSGFA).3
Average Annual Total Returns for the Period Ended 10/31/2013
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
Share Class	1 Year	5 Years	10 Years	Start of Performance*
Class A Shares	19.68%	16.47%	8.45%	N/A
Class B Shares	20.47%	16.93%	8.58%	N/A
Class C Shares	24.97%	17.15%	8.47%	N/A
Class R Shares	26.77%	17.81%	N/A	7.94%
*	The Fund's Class R Shares start of performance date was November 1, 2005.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
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Growth of a $10,000 Investment–CLASS A SHARES
Growth of $10,000 as of October 31, 2013
■	Total returns shown include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).

Growth of a $10,000 INVESTMENT–CLASS B SHARES
Growth of $10,000 as of October 31, 2013
■	Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

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Growth of a $10,000 INVESTMENT–CLASS C SHARES
Growth of $10,000 as of October 31, 2013
■	Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

Growth of a $10,000 INVESTMENT–CLASS R SHARES
Growth of $10,000 as of October 31, 2013
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1	Represents a hypothetical investment of $10,000 in the Fund after deducting the applicable sales charges: For Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, a 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R2000G and the MSGFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-value ratios and higher forecasted growth values. The R2000G is constructed to provide a comprehensive and unbiased barometer for the small-cap growth segment. The R2000G is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect growth characteristics. The R2000G is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.
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Portfolio of Investments Summary Table (unaudited)
At October 31, 2013, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Information Technology	23.5%
Health Care	21.2%
Consumer Discretionary	20.2%
Industrials	17.7%
Financials	6.1%
Materials	5.2%
Consumer Staples	2.7%
Energy	1.6%
Telecommunication Services	1.3%
Utilities	0.4%
Securities Lending Collateral[2]	5.1%
Cash Equivalents[3]	0.2%
Derivative Contracts[4,5]	0.0%
Other Assets and Liabilities—Net[6]	(5.2)%
TOTAL	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
October 31, 2013
Shares			Value
		COMMON STOCKS—99.1%
		Consumer Discretionary—20.2%
35,000	[1]	ASOS PLC	$3,194,435
544,300		Arezzo Industria e Comercio SA	8,139,474
61,600	[1]	Bloomin Brands, Inc.	1,541,848
91,700	[1]	Brunello Cucinelli SpA	2,856,100
26,800	[1]	Buffalo Wild Wings, Inc.	3,821,144
2,415,000	[1,2]	Central European Media Enterprises Ltd., Class A	7,414,050
444,000	[1]	Clubcorp Holdings, Inc.	6,167,160
480,100	[1]	Del Frisco's Restaurant Group LLC	8,689,810
87,800		Dick's Sporting Goods, Inc.	4,671,838
304,169	[1]	Essent Group Ltd.	6,387,549
963,000	[1]	International Meal Co. Holdings SA	9,521,672
187,800	[1]	Melco PBL Entertainment (Macau) Ltd., ADR	6,227,448
6,410,000		NagaCorp Limited	5,916,288
98,500		National CineMedia, Inc.	1,725,720
52,900	[1,3]	Noodles & Co.	2,316,491
136,100	[1]	RetailMeNot, Inc.	4,439,582
338,400		Salvatore Ferragamo Italia SpA	11,593,780
4,900,000		Samsonite International SA	13,355,160
82,200	[1]	Shutterfly, Inc.	4,039,308
101,700		Six Flags Entertainment Corp.	3,824,937
23,874	[1]	Tile Shop Hldgs., Inc.	533,106
458,000	[1]	Tower International, Inc.	9,718,760
24,900	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	3,208,365
60,900		Vail Resorts, Inc.	4,290,405
52,900	[1]	Vitamin Shoppe Industries, Inc.	2,481,539
225,200	[1]	Yoox SpA	8,101,342
		TOTAL	144,177,311
		Consumer Staples—2.7%
565,000	[1]	Amira Nature Food Ltd.	8,045,600
152,061	[1]	Annie's, Inc.	7,184,882
160,850	[1]	Fairway Group Holdings Corp.	3,929,566
		TOTAL	19,160,048
		Energy—1.5%
1,725,000	[1,2,3]	Gevo, Inc.	2,932,500
132,000	[3]	Seadrill Partners LLC	4,356,000
Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS—continued
		Energy—continued
56,900	[3]	Vermilion Energy, Inc.	$3,127,549
		TOTAL	10,416,049
		Financials—6.1%
64,700	[1]	Affiliated Managers Group	12,774,368
75,900		Artisan Partners Asset Management, Inc.	4,544,133
2,105,000	[3]	Concentradora Fibra Hotelera Mexicana SA de CV	3,273,521
286,100	[1]	Countrywide PLC	2,558,261
131,200		Cyrusone, Inc.	2,557,088
189,200	[1]	Empire State Realty Trust, Inc.	2,677,180
330,600		EverBank Financial Corp.	4,998,672
317,460	[1]	Marcus & Millichap Co., Inc.	4,260,313
85,700	[1]	Re/Max Holdings, Inc.	2,416,740
300,000	[1,3]	Walker & Dunlop, Inc.	3,894,000
		TOTAL	43,954,276
		Health Care—20.6%
64,300	[1]	Aegerion Pharmaceuticals, Inc.	5,325,326
128,261	[1,3]	Agios Pharmaceuticals, Inc.	2,970,525
332,400	[1,2,3]	Alexza Pharmaceuticals, Inc.	1,658,676
191,300	[1]	Alkermes, Inc.	6,731,847
280,000	[1,3]	BioDelivery Sciences International, Inc.	1,470,000
1,556,917	[1,2,3]	Catalyst Pharmaceutical Partners, Inc.	2,522,205
122,654	[1]	Chindex International, Inc.	2,064,267
987,353	[1,2]	Corcept Therapeutics, Inc.	1,668,627
169,200	[1]	Cubist Pharmaceuticals, Inc.	10,490,400
516,238	[1,2]	Dexcom, Inc.	14,831,518
17,119,600	[1,2]	Dynavax Technologies Corp.	21,057,109
150,600	[1,3]	Galapagos NV	2,916,910
43,600	[1]	Heartware International, Inc.	3,163,616
97,700	[1]	Insulet Corp.	3,812,254
48,300	[1]	Intercept Group, Inc.	2,619,792
55,200	[1]	MacroGenics, Inc.	1,487,088
125,000	[1]	Masimo Corp.	3,202,500
416,600	[1]	Nektar Therapeutics	3,961,866
177,000	[1]	NuVasive, Inc.	5,625,060
1,910,000	[1,2]	Progenics Pharmaceuticals, Inc.	6,952,400
1,329,184	[1,2,3]	Protalix Biotherapeutics, Inc.	5,835,118
62,500	[1]	Puma Biotechnology, Inc.	2,394,375
143,400	[1]	Sagent Pharmaceuticals, Inc.	3,110,346
Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
100,000	[1]	Salix Pharmaceuticals Ltd.	$7,175,000
69,500	[1]	Seattle Genetics, Inc.	2,684,785
84,200	[1]	Theravance, Inc.	3,085,088
675,912	[1,2]	Threshold Pharmaceuticals, Inc., Class THL	2,933,458
265,900	[1]	Veracyte, Inc.	3,294,501
347,930	[1]	Zeltiq Aesthetics, Inc.	4,512,652
2,558,954	[1,2,3]	Zogenix, Inc.	7,497,735
		TOTAL	147,055,044
		Industrials—17.7%
303,117		Air Lease Corp.	8,911,640
83,500		Albany International Corp., Class A	3,073,635
18,010,000		Aramex PJSC	13,278,504
145,100		Chicago Bridge & Iron Co., NV	10,750,459
149,991	[1]	Controladora Vuela Cia De Av, ADR	2,033,878
465,000		DSV, De Sammensluttede Vognmad AS	13,598,456
160,900	[1]	Echo Global Logistics, Inc.	2,962,169
244,000		Fortune Brands Home & Security, Inc.	10,511,520
490,100	[1]	Global Brass & Copper Holdings, Inc.	9,179,573
34,045		Graham Corp.	1,253,197
101,500		ITT Corp.	4,032,595
1,110,000	[1,2]	Innovative Solutions and Support, Inc.	8,746,800
202,000		KAR Auction Services, Inc.	6,003,440
112,400		Kaman Corp., Class A	4,179,032
128,600	[1]	MOOG, Inc., Class A	7,681,278
137,900	[1]	MRC Global, Inc.	3,854,305
848,300	[1]	Moleskine SpA	2,072,925
53,270		Ryder System, Inc.	3,506,764
104,400	[1]	Teledyne Technologies, Inc.	9,272,808
24,000		Triumph Group, Inc.	1,719,600
		TOTAL	126,622,578
		Information Technology—23.4%
50,470	[1]	58.com, Inc., ADR	1,217,336
357,000	[1,3]	BroadSoft, Inc.	11,681,040
159,465	[1]	CalAmp Corp.	3,752,211
174,800	[1]	Callidus Software, Inc.	1,809,180
139,600	[1]	ChannelAdvisor Corp.	4,866,456
3,132,000	[1,2]	Cinedigm Corp.	5,606,280
767,000	[1,2]	Cinedigm Digital Cinema Corp.	1,372,930
Annual Shareholder Report
10

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
260,100	[1]	Commvault Systems, Inc.	$20,308,608
42,500	[1]	CoStar Group, Inc.	7,522,075
145,000	[1]	Covisint Corp.	1,779,150
60,800	[1]	Cvent, Inc.	1,884,192
213,600	[1]	Cyan, Inc.	1,006,056
43,700	[1]	Demandware, Inc.	2,160,965
312,500	[1]	Envestnet, Inc.	11,343,750
196,800	[1]	Exa Corp.	3,022,848
145,600	[1]	Fireeye, Inc.	5,510,960
148,533	[1]	Fleetmatics Group PLC	4,715,923
400,963	[1]	Gilat Satellite Networks	2,068,969
176,700	[1]	Halogen Software, Inc.	2,352,272
20,900	[1,3]	IPG Photonics Corp.	1,385,043
105,500	[1]	Luxoft Holding, Inc.	3,082,710
65,300	[1]	Marketo, Inc.	2,204,528
27,100	[1]	Measurement Specialties, Inc.	1,510,283
249,750	[1,2]	Mediabistro, Inc.	449,550
300,000	[1]	Microsemi Corp.	7,539,000
227,600	[1]	Moneygram International, Inc.	4,804,636
201,600	[1]	NIC, Inc.	4,963,392
122,897	[1]	Nova Measuring Instruments Ltd.	1,080,265
177,136	[1,3]	Peregrine Semiconductor Corp.	1,441,887
510,000	[1,2]	RADWARE Ltd.	7,634,700
648,700	[1,2]	RDA Microelectronics, Inc., ADR	9,633,195
100,000	[1]	ServiceNow, Inc.	5,461,000
134,082	[1]	Shoretel, Inc.	1,065,952
296,000	[1,2,3]	Synacor, Inc.	686,720
144,600	[1]	Synchronoss Technologies, Inc.	5,006,052
455,000		Telecity Group PLC	5,558,192
193,300	[1,2]	Textura Corp.	7,409,189
25,600	[1]	Zillow, Inc.	2,038,528
		TOTAL	166,936,023
		Materials—5.2%
279,500	[1]	Boise Cascade Co.	7,157,995
243,200	[1]	Caesar Stone SDOT Yam Ltd.	10,255,744
960,000	[1]	Cemex Latam Hldgs SA	7,345,787
815,000	[1,3]	Thompson Creek Metals Co., Inc.	2,616,150
Annual Shareholder Report
11

Shares			Value
		COMMON STOCKS—continued
		Materials—continued
274,400	[2,3]	US Silica Holdings, Inc.	$9,554,608
		TOTAL	36,930,284
		Telecommunication Services—1.3%
273,100	[1]	inContact, Inc.	2,072,829
144,900	[1]	RingCentral, Inc.	2,790,774
145,000	[1]	TW Telecom, Inc.	4,570,400
		TOTAL	9,434,003
		Utilities—0.4%
32,500		ITC Holdings Corp.	3,269,175
		TOTAL COMMON STOCKS (IDENTIFIED COST $489,813,430)	707,954,791
		CORPORATE BONDS—0.2%
		Health Care—0.1%
$635,000	[2,4,5]	Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A, 4.50%, 9/15/2018	664,026
		Information Technology—0.1%
1,210,000	[4,5]	NQ Mobile, Inc., Conv. Bond, 4.00%, 10/15/2018	813,459
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,736,550)	1,477,485
		WARRANTS—0.6%
		Energy—0.1%
966,936	[1]	Syntroleum Corp., Warrants	244,151
		Health Care—0.5%
1,925,000	[1,2]	Alexza Pharmaceuticals, Inc., Warrants	901,285
121,142	[1,2]	Corcept Therapeutics, Inc., Warrants	9,703
446,014	[1,2]	Dynavax Technologies Corp., Warrants	188,129
257,688	[1,2]	Threshold Pharmaceuticals, Inc., Warrants	596,960
1,046,250	[1,2,6]	Zogenix, Inc., Warrants	2,013,194
		TOTAL	3,709,271
		TOTAL WARRANTS (IDENTIFIED COST $103,105)	3,953,422
		INVESTMENT COMPANY—5.3%
37,962,632	[2,7,8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	37,962,632
		TOTAL INVESTMENTS—105.2% (IDENTIFIED COST $529,615,717)[9]	751,348,330
		OTHER ASSETS AND LIABILITIES - NET—(5.2)%[10]	(36,997,056)
		TOTAL NET ASSETS—100%	$714,351,274
Annual Shareholder Report
12

At October 31, 2013, the Fund had the following outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation
Contracts Purchased:
11/7/2013	531 UAE Dirham	$144	$0
Contracts Sold:
11/5/2013	146,190 Euro	$198,790	$302
11/5/2013	2,807,443 Mexican Peso	$215,505	$330
UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$632
Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Affiliated companies and holdings.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2013, these restricted securities amounted to $1,477,485, which represented 0.2% of total net assets.
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2013, these liquid restricted securities amounted to $1,477,485, which represented 0.2% of total net assets.
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7	7-day net yield.
8	All or a portion of this security is held as collateral for securities lending.
9	The cost of investments for federal tax purposes amounts to $532,277,712.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
13

The following is a summary of the inputs used, as of October 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$494,942,340	$—	$—	$494,942,340
International	128,012,098	85,000,353[1]	—	213,012,451
Debt Securities:
Corporate Bonds	—	1,477,485	—	1,477,485
Warrants	—	3,953,422[2]	—	3,953,422
Investment Company	37,962,632	—	—	37,962,632
TOTAL SECURITIES	$660,917,070	$90,431,260	$—	$751,348,330
OTHER FINANCIAL INSTRUMENTS[3]	$632	$—	$—	$632
1	Includes $60,699,629 of international common stock securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
2	Includes $549,177 of a warrant security transferred from Level 3 to Level 2 because observable market data was obtained for this security. This transfer represents the value of the security at the beginning of the period.
3	Other financial instruments include foreign exchange contracts.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$25.26	$23.24	$24.36	$17.85	$15.19
Income From Investment Operations:
Net investment income (loss)	(0.26)[1]	(0.26)[1]	(0.29)[1]	(0.05)[1]	(0.09)!
Net realized and unrealized gain (loss) on investments, short sales and foreign currency transactions	6.50	3.94	(0.83)	6.56	2.75
TOTAL FROM INVESTMENT OPERATIONS	6.24	3.68	(1.12)	6.51	2.66
Less Distributions:
Distributions from net realized gain on investments, short sales and foreign currency transactions	(1.62)	(1.66)	—	—	—
Net Asset Value, End of Period	$29.88	$25.26	$23.24	$24.36	$17.85
Total Return[2]	26.65%	17.00%	(4.60)%	36.47%	17.51%
Ratios to Average Net Assets:
Net expenses	1.95%[3]	1.95%[3]	1.95%	1.95%	1.95%[3]
Net expenses excluding dividends and other expenses related to short sales	1.95%	1.95%	1.95%	1.95%	1.95%
Net investment income (loss)	(0.97)%	(1.09)%	(1.15)%	(0.24)%	(0.58)%
Expense waiver/reimbursement[4]	0.32%	0.35%	0.36%	0.36%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$463,557	$525,581	$687,567	$919,029	$709,757
Portfolio turnover	66%	44%	55%	68%	90%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.95%, 1.95% and 1.95% for the years ended October 31, 2013, 2012 and 2009, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$23.84	$22.14	$23.34	$17.19	$14.71
Income From Investment Operations:
Net investment income (loss)	(0.37)[1]	(0.37)[1]	(0.41)[1]	(0.16)[1]	(0.17)[1]
Net realized and unrealized gain (loss) on investments, short sales and foreign currency transactions	6.08	3.73	(0.79)	6.31	2.65
TOTAL FROM INVESTMENT OPERATIONS	5.71	3.36	(1.20)	6.15	2.48
Less Distributions:
Distributions from net realized gain on investments, short sales and foreign currency transactions	(1.62)	(1.66)	—	—	—
Net Asset Value, End of Period	$27.93	$23.84	$22.14	$23.34	$17.19
Total Return[2]	25.97%	16.36%	(5.14)%	35.78%	16.86%
Ratios to Average Net Assets:
Net expenses	2.50%[3]	2.50%[3]	2.50%	2.50%	2.50%[3]
Net expenses excluding dividends and other expenses related to short sales	2.50%	2.50%	2.50%	2.50%	2.50%
Net investment income (loss)	(1.51)%	(1.64)%	(1.69)%	(0.82)%	(1.11)%
Expense waiver/reimbursement[4]	0.33%	0.35%	0.32%	0.33%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$36,591	$42,298	$61,010	$82,726	$76,876
Portfolio turnover	66%	44%	55%	68%	90%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.50%, 2.50% and 2.50% for the years ended October 31, 2013, 2012 and 2009, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$23.84	$22.14	$23.34	$17.19	$14.71
Income From Investment Operations:
Net investment income (loss)	(0.38)[1]	(0.38)[1]	(0.41)[1]	(0.16)[1]	(0.17)[1]
Net realized and unrealized gain (loss) on investments, short sales and foreign currency transactions	6.09	3.74	(0.79)	6.31	2.65
TOTAL FROM INVESTMENT OPERATIONS	5.71	3.36	(1.20)	6.15	2.48
Less Distributions:
Distributions from net realized gain on investments, short sales and foreign currency transactions	(1.62)	(1.66)	—	—	—
Net Asset Value, End of Period	$27.93	$23.84	$22.14	$23.34	$17.19
Total Return[2]	25.97%	16.36%	(5.14)%	35.78%	16.86%
Ratios to Average Net Assets:
Net expenses	2.50%[3]	2.50%[3]	2.50%	2.50%	2.50%[3]
Net expenses excluding dividends and other expenses related to short sales	2.50%	2.50%	2.50%	2.50%	2.50%
Net investment income (loss)	(1.54)%	(1.65)%	(1.68)%	(0.80)%	(1.12)%
Expense waiver/reimbursement[4]	0.27%	0.27%	0.28%	0.29%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$180,147	$160,295	$172,922	$208,270	$175,955
Portfolio turnover	66%	44%	55%	68%	90%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.50%, 2.50% and 2.50% for the years ended October 31, 2013, 2012 and 2009, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$25.26	$23.24	$24.36	$17.85	$15.19
Income From Investment Operations:
Net investment income (loss)	(0.25)[1]	(0.27)[1]	(0.29)[1]	(0.04)[1]	(0.09)[1]
Net realized and unrealized gain (loss) on investments, short sales and foreign currency transactions	6.52	3.95	(0.83)	6.55	2.75
TOTAL FROM INVESTMENT OPERATIONS	6.27	3.68	(1.12)	6.51	2.66
Less Distributions:
Distributions from net realized gain on investments, short sales and foreign currency transactions	(1.62)	(1.66)	—	—	—
Net Asset Value, End of Period	$29.91	$25.26	$23.24	$24.36	$17.85
Total Return[2]	26.77%	17.00%	(4.60)%	36.47%	17.51%
Ratios to Average Net Assets:
Net expenses	1.90%[3]	1.95%[3]	1.95%	1.95%	1.95%[3]
Net expenses excluding dividends and other expenses related to short sales	1.90%	1.95%	1.95%	1.95%	1.95%
Net investment income (loss)	(0.93)%	(1.10)%	(1.14)%	(0.21)%	(0.58)%
Expense waiver/reimbursement[4]	0.44%	0.44%	0.45%	0.45%	0.49%
Supplemental Data:
Net assets, end of period (000 omitted)	$34,056	$31,485	$27,715	$35,515	$25,955
Portfolio turnover	66%	44%	55%	68%	90%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.90%, 1.95% and 1.95% for the years ended October 31, 2013, 2012 and 2009, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Statement of Assets and Liabilities
October 31, 2013
Assets:
Total investment in securities, at value including $34,258,723 of securities loaned, $37,962,632 of investment in an affiliated holding and $130,770,665 of investment in affiliated companies (Note 5) (identified cost $529,615,717)		$751,348,330
Cash denominated in foreign currencies (identified cost $506,738)		504,028
Income receivable		14,709
Receivable for investments sold		16,826,669
Receivable for shares sold		1,007,944
Unrealized appreciation on foreign exchange contracts		632
TOTAL ASSETS		769,702,312
Liabilities:
Payable for investments purchased	$16,990,229
Payable for shares redeemed	765,337
Payable for collateral due to broker for securities lending	36,642,613
Bank overdraft	12,040
Payable for Directors'/Trustees' fees (Note 5)	2,104
Payable for distribution services fee (Note 5)	228,585
Payable for shareholder services fee (Note 5)	299,757
Accrued expenses (Note 5)	410,373
TOTAL LIABILITIES		55,351,038
Net assets for 24,415,088 shares outstanding		$714,351,274
Net Assets Consist of:
Paid-in capital		$376,476,339
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		221,730,297
Accumulated net realized gain on investments and foreign currency transactions		116,145,270
Accumulated net investment income (loss)		(632)
TOTAL NET ASSETS		$714,351,274
Annual Shareholder Report
19

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($463,557,351 ÷ 15,515,796 shares outstanding), no par value, unlimited shares authorized	$29.88
Offering price per share (100/94.50 of $29.88)	$31.62
Redemption proceeds per share	$29.88
Class B Shares:
Net asset value per share ($36,590,515 ÷ 1,310,268 shares outstanding), no par value, unlimited shares authorized	$27.93
Offering price per share	$27.93
Redemption proceeds per share (94.50/100 of $27.93)	$26.39
Class C Shares:
Net asset value per share ($180,147,178 ÷ 6,450,359 shares outstanding), no par value, unlimited shares authorized	$27.93
Offering price per share	$27.93
Redemption proceeds per share (99.00/100 of $27.93)	$27.65
Class R Shares:
Net asset value per share ($34,056,230 ÷ 1,138,665 shares outstanding), no par value, unlimited shares authorized	$29.91
Offering price per share	$29.91
Redemption proceeds per share	$29.91
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Statement of Operations
Year Ended October 31, 2013
Investment Income:
Dividends (including $4,513 received from an affiliated holding and $119,050 received from an affiliated company (Note 5) and net of foreign taxes withheld of $99,181)		$6,030,750
Interest (including income on securities loaned of $1,348,574)		1,385,526
TOTAL INCOME		7,416,276
Expenses:
Investment adviser fee (Note 5)	$10,825,465
Administrative fee (Note 5)	592,865
Custodian fees	306,566
Transfer agent fee (Note 2)	1,436,223
Directors'/Trustees' fees (Note 5)	3,007
Auditing fees	40,050
Legal fees	9,042
Portfolio accounting fees	152,980
Distribution services fee (Note 5)	3,010,668
Shareholder services fee (Note 5)	1,756,836
Account administration fee (Note 2)	8,321
Share registration costs	65,879
Printing and postage	139,810
Insurance premiums (Note 5)	5,404
Miscellaneous (Note 5)	5,713
Interest expense	635
TOTAL EXPENSES	$18,359,464
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Statement of Operations–continued
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(1,038,872)
Waiver of distribution services fee (Note 5)	(312,381)
Reimbursement of shareholder services fee (Note 5)	(155)
Reimbursement of transfer agent fee (Note 2) and (Note 5)	(1,048,779)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(4,145)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(2,404,332)
Net expenses			$15,955,132
Net investment income (loss)			(8,538,856)
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			131,506,160
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			54,277,323
Net realized and unrealized gain on investments and foreign currency transactions			185,783,483
Change in net assets resulting from operations			$177,244,627
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended October 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(8,538,856)	$(10,799,566)
Net realized gain on investments and foreign currency transactions	131,506,160	56,312,459
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	54,277,323	83,549,325
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	177,244,627	129,062,218
Distributions to Shareholders:
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(32,345,368)	(48,281,054)
Class B Shares	(2,734,537)	(4,396,648)
Class C Shares	(10,720,632)	(12,655,170)
Class R Shares	(1,987,209)	(1,991,943)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(47,787,746)	(67,324,815)
Share Transactions:
Proceeds from sale of shares	131,641,765	170,481,254
Net asset value of shares issued to shareholders in payment of distributions declared	43,968,490	62,357,132
Cost of shares redeemed	(350,375,212)	(484,130,302)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(174,764,957)	(251,291,916)
Change in net assets	(45,308,076)	(189,554,513)
Net Assets:
Beginning of period	759,659,350	949,213,863
End of period (including net investment income (loss) of $(632) for the year ended October 31, 2013)	$714,351,274	$759,659,350
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
October 31, 2013
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 diversified portfolios. The financial statements included herein are only those of Federated Kaufmann Small Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class R Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the
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NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class R Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer agent fees unique to those classes. For the year ended October 31, 2013, transfer agent fees and account administration fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$983,312	$(761,036)	$7,584
Class B Shares	90,832	(74,325)	—
Class C Shares	284,463	(213,418)	737
Class R Shares	77,616	—	—
TOTAL	$1,436,223	$(1,048,779)	$8,321
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk and market risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $934 and $2,530, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$632
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(85,654)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$632
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
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As of October 31, 2013, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$34,258,723	$36,642,613
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2013		2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,909,562	$101,855,034	5,937,846	$144,492,781
Shares issued to shareholders in payment of distributions declared	1,329,605	30,408,068	2,110,353	45,857,972
Shares redeemed	(10,532,642)	(283,811,384)	(16,829,536)	(394,529,888)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(5,293,475)	$(151,548,282)	(8,781,337)	$(204,179,135)
Year Ended October 31	2013		2012
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	116,587	$2,847,722	134,921	$3,098,868
Shares issued to shareholders in payment of distributions declared	118,502	2,546,617	194,226	4,002,999
Shares redeemed	(699,188)	(17,166,874)	(1,310,846)	(29,714,866)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(464,099)	$(11,772,535)	(981,699)	$(22,612,999)
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Year Ended October 31	2013		2012
Class C Shares:	Shares	Amount	Shares	Amount
Share sold	637,088	$15,538,169	507,674	$11,470,510
Shares issued to shareholders in payment of distributions declared	421,731	9,062,994	511,133	10,534,455
Shares redeemed	(1,332,233)	(32,691,123)	(2,106,303)	(47,772,581)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(273,414)	$(8,089,960)	(1,087,496)	$(25,767,616)
Year Ended October 31	2013		2012
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	432,214	$11,400,840	468,777	$11,419,095
Shares issued to shareholders in payment of distributions declared	85,263	1,950,811	90,235	1,961,706
Shares redeemed	(625,048)	(16,705,831)	(505,297)	(12,112,967)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(107,571)	$(3,354,180)	53,715	$1,267,834
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(6,138,559)	$(174,764,957)	(10,796,817)	$(251,291,916)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions and net operating losses.
For the year ended October 31, 2013, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$34	$8,538,224	$(8,538,258)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2013 and 2012, was as follows:
	2013	2012
Ordinary income	$3,375,960	$—
Long-term capital gains	$44,411,786	$67,324,815
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As of October 31, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[1]	$23,428,610
Undistributed long-term capital gains	$95,378,655
Net unrealized appreciation	$219,067,670
1	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.
At October 31, 2013, the cost of investments for federal tax purposes was $532,277,712. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $219,070,618. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $264,449,493 and net unrealized depreciation from investments for those securities having an excess of cost over value of $45,378,875.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2013, the Adviser voluntarily waived $950,248 of its fee. In addition, an affiliate of the Adviser reimbursed $1,048,779 of transfer and dividend disbursing agent fees and expenses.
Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended October 31, 2013, the Sub-Adviser earned a fee of $8,926,260.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2013, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$1,302,059	$(209,690)
Class B Shares	289,041	—
Class C Shares	1,253,916	(3,300)
Class R Shares	165,652	(99,391)
TOTAL	$3,010,668	$(312,381)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2013, FSC retained $1,176,256 of fees paid by the Fund.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2013, FSC retained $40,547 in sales charges from the sale of Class A Shares. FSC also retained $30,772 and $3,515 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $14,315 of Service Fees for the year ended October 31, 2013. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended October 31, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$1,243,254	$—
Class B Shares	96,347	(155)
Class C Shares	417,235	—
TOTAL	$1,756,836	$(155)
For the year ended October 31, 2013, FSSC received $80,653 of fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.95%, 2.50%, 2.50% and 1.95% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $23,337,390 and $21,659,097, respectively.
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General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Transactions Involving Affiliated Companies and Affiliated Holdings
An affiliated company is a company in which the Fund, alone or in combination with other affiliated funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the year ended October 31, 2013, were as follows:
Affiliates	Balance of Shares Held 10/31/2012	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2013	Value	Dividend Income
Alexza Pharmaceuticals, Inc.	465,300	—	(132,900)	332,400	$1,658,676	$—
Alexza Pharmaceuticals, Inc., Warrants	1,925,000	—	—	1,925,000	$901,285	—
Catalyst Pharmaceutical Partners, Inc.	2,134,207	—	(577,290)	1,556,917	$2,522,205	—
Central European Media Enterprises Ltd., Class A	928,200	1,851,800	(365,000)	2,415,000	$7,414,050	—
Cinedigm Corp.	2,400,000	732,000	—	3,132,000	$5,606,280	—
Cinedigm Digital Cinema Corp.	767,000	—	—	767,000	$1,372,930	—
Corcept Therapeutics, Inc.	1,160,000	—	(172,647)	987,353	$1,668,627	—
Corcept Therapeutics, Inc., Warrants	121,142	—	—	121,142	$9,703	—
Dexcom, Inc.	640,565	—	(124,327)	516,238	$14,831,518	—
Dynavax Technologies Corp.	14,218,206	5,056,000	(2,154,606)	17,119,600	$21,057,109	—
Dynavax Technologies Corp., Warrants	446,014	—	—	446,014	$188,129	—
Gevo, Inc.	1,500,000	450,000	(225,000)	1,725,000	$2,932,500	—
Innovative Solutions and Support, Inc.	1,400,000	—	(290,000)	1,110,000	$8,746,800	—
Mediabistro, Inc.	249,750	—	—	249,750	$449,550	—
Progenics Pharmaceuticals, Inc.	1,787,300	452,700	(330,000)	1,910,000	$6,952,400	—
Protalix Biotherapeutics, Inc.	2,058,671	—	(729,487)	1,329,184	$5,835,118	—
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35

Affiliates	Balance of Shares Held 10/31/2012	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2013	Value	Dividend Income
Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A, 4.50%, 9/15/2018	—	635,000	—	635,000	$664,026	—
RADWARE Ltd.	334,902	293,600	(118,502)	510,000	$7,634,700	—
RDA Microelectronics, Inc., ADR	600,000	310,000	(261,300)	648,700	$9,633,195	—
Synacor, Inc.	—	296,000	—	296,000	$686,720	—
Textura Corp.	—	193,300	—	193,300	$7,409,189	—
Threshold Pharmaceuticals, Inc., Class THL	830,900	—	(154,988)	675,912	$2,933,458	—
Threshold Pharmaceuticals, Inc., Warrants	257,688	—	—	257,688	$596,960	—
US Silica Holdings, Inc.	—	486,100	(211,700)	274,400	$9,554,608	119,050
Zogenix, Inc.	2,325,000	272,954	(39,000)	2,558,954	$7,497,735	—
Zogenix, Inc., Warrants	1,046,250	—	—	1,046,250	$2,013,194	—
TOTAL OF AFFILIATED COMPANIES	37,596,095	11,029,454	(5,886,747)	42,738,802	$130,770,665	$119,050
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2013, the Adviser reimbursed $88,624. Transactions involving the affiliated holding during the year ended October 31, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2012	95,539,991
Purchases/Additions	545,125,840
Sales/Reductions	(602,703,199)
Balance of Shares Held 10/31/2013	37,962,632
Value	$37,962,632
Dividend Income	$4,513
6. EXPENSE Reduction
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2013, the Fund's expenses were reduced by $4,145 under these arrangements.
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7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2013, were as follows:
Purchases	$498,006,202
Sales	$719,744,261
8. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
9. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2013, there were no outstanding loans. During the year ended October 31, 2013, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2013, there were no outstanding loans. During the year ended October 31, 2013, the program was not utilized.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2013, the amount of long-term capital gains designated by the Fund was $44,411,787.
For the fiscal year ended October 31, 2013, 77.0% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended October 31, 2013, 46.9% qualify for the dividend received deduction available to corporate shareholders.
Annual Shareholder Report
37

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF Federated Equity Funds AND SHAREHOLDERS OF Federated Kaufmann Small Cap Fund:
We have audited the accompanying statement of assets and liabilities of Federated Kaufmann Small Cap Fund (the “Fund”) (one of the portfolios constituting Federated Equity Funds), including the portfolio of investments, as of October 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Kaufmann Small Cap Fund, a portfolio of Federated Equity Funds, at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2013
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38

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2013 to October 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2013	Ending Account Value 10/31/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,151.90	$10.58
Class B Shares	$1,000	$1,148.90	$13.54
Class C Shares	$1,000	$1,148.90	$13.54
Class R Shares	$1,000	$1,152.60	$10.20
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.38	$9.91
Class B Shares	$1,000	$1,012.60	$12.68
Class C Shares	$1,000	$1,012.60	$12.68
Class R Shares	$1,000	$1,015.73	$9.55
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.95%
Class B Shares	2.50%
Class C Shares	2.50%
Class R Shares	1.88%
Annual Shareholder Report
40

Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Equity Funds (the “Trust”), of which the Fund is a portfolio, was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 2,777,709,632.389 total outstanding shares of the Trust.
The following item was considered by shareholders of the Trust and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Trustees of the Trust:1
Name	For	Withheld
John T. Collins	2,104,364,292.660	29,376,009.057
Maureen Lally-Green	2,104,554,202.739	29,186,098.978
Thomas M. O'Neill	2,104,050,166.003	29,690,135.714
P. Jerome Richey	2,103,363,407.698	30,376,894.019
1	The following Trustees continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board), and John S. Walsh.
41

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised 13 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh; Board Member, Energy & Mineral Law Foundation.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: April 1987	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Officer since: November 2001 Portfolio Manager since: December 2002	Principal Occupations: Lawrence Auriana has been the Fund's Portfolio Manager since December 2002. He is Vice President of the Trust with respect to the Fund. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
Hans P. Utsch Birth Date: July 3, 1936 140 East 45th Street New York, NY 10017 VICE PRESIDENT Officer since: November 2001 Portfolio Manager since: December 2002	Principal Occupations: Hans P. Utsch has been the Fund's Portfolio Manager since December 2002. He is Vice President of the Trust with respect to the Fund. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Kaufmann Small Cap Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and
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how its unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that, for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
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The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
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Notes
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Notes
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Notes
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Kaufmann Small Cap Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172636
CUSIP 314172628
CUSIP 314172610
CUSIP 314172537
29503 (12/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
October 31, 2013
Share Class	Ticker
A	FGSAX
B	FGSBX
C	FGSCX
R	FGSKX
Institutional	FGSIX

Federated MDT Mid Cap Growth Strategies Fund
(formerly, Federated Mid Cap Growth Strategies Fund)
Fund Established 1984

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from November 1, 2012 through October 31, 2013. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated MDT Mid Cap Growth Strategies Fund (the “Fund”), based on net asset value, for the 12-month reporting period ended October 31, 2013, was 35.69% for the Class A Shares, 34.68% for the Class B Shares, 34.66% for the Class C Shares, 35.07% for the Class R Shares and 36.05% for the Institutional Shares. The total return of the Russell Midcap® Growth Index (RMCGI),1 the Fund's broad-based securities market index, was 33.93% for the same period. The total return of the Morningstar Mid Cap Growth Average (MMCGA),2 a peer group average for the Fund, was 32.45% during the reporting period. The Fund's and the MMCGA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the RMCGI.
During the reporting period, the Fund's investment strategy focused on stock selection, which was the most significant factor affecting the Fund's performance relative to the RMCGI.
The following discussion will focus on the performance of the Fund's Institutional Shares during the reporting period. The Fund's Institutional Shares outperformed the RMCGI and the MMCGA during the reporting period.
MARKET OVERVIEW
Mid-cap growth was a strong style choice during the 12-month reporting period. Mid-cap stocks, as measured by the Russell Midcap® Index (RMCI),3 outperformed large-cap stocks (measured by the Russell Top 200® Index4) during the reporting period, returning 33.79% and 26.17%, respectively. Within the RMCI, during the period, growth outperformed value slightly (the RMCGI returned 33.93%, while the Russell Midcap® Value Index5 returned 33.45%).
The best performing sectors in the RMCGI during the reporting period were Energy (41.40%), Consumer Staples (39.24%) and Consumer Discretionary (39.77%). Underperforming sectors during the same period included Utilities (18.96%) and Telecommunications Services (20.04%).
STOCK SELECTION
Stock selection based on fundamentals was the biggest contributor to the Fund's outperformance of the RMCGI during the 12-month reporting period. The Fund looked for stocks with the specific combinations of fundamentals that internal research has shown to predict outperformance. The most important fundamental factor in this research during the 12-month reporting period was structural earnings, a proprietary measure which is used by the Fund to find stocks with high repeatable earnings potential. The Fund overweighted stocks with strong structural earnings. Other important contributors to the
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1

aforementioned outperformance were the underweight of stocks with high need for external financing to support operations and stocks with high price to earnings ratios.
There were many sectors that contributed to the Fund's outperformance versus the RMCGI, but the one that contributed the most during the 12-month reporting period was the Financials sector. While that sector was one of the underperforming sectors in the RMCGI, the Fund both chose better-performing stocks and underweighted the sector relative to RMCGI during the period. Other sectors that made significant contributions to Fund performance included Consumer Staples and Industrials. The most significant negative factors in the Fund's performance were unfavorable stock selection in the Consumer Discretionary sector and the exposure to cash (1.54% as a percentage of Fund market value) which underperformed the equity market during the reporting period.
Individual stocks enhancing the Fund's performance included Nu Skin Enterprises, Western Digital Corporation and Dover Corporation. The three stocks listed all outperformed the RMCGI during the reporting period and were overweighted relative to the RMCGI.
Individual stocks detracting from the Fund's performance during the reporting period included Netflix Incorporated, which outperformed the RMCGI but was underweighted relative to the RMCGI, and Pioneer Natural Resources Company and Tesla Motors Incorporated (the Fund had no exposure to these two outperforming stocks).
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the RMCGI.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the MMCGA.
3	The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000® companies. The Russell Midcap® Index is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap opportunity set. The index is unmanaged, and it is not possible to invest directly in an index.
4	The Russell Top 200® Index measures the performance of the largest cap segment of the U.S. equity universe. The Russell Top 200® Index is a subset of the Russell 3000® Index. It includes approximately 200 of the largest securities based on a combination of their market cap and current index membership and represents approximately 68% of the U.S. market. The Russell Top 200® Index is constructed to provide a comprehensive and unbiased barometer for this very large cap segment and is completely reconstituted annually to ensure new and growing equities are reflected. The index is unmanaged, and it is not possible to invest directly in an index.
5	The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Value Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap value market and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap value market. The index is unmanaged, and it is not possible to invest directly in an index.
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2

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated MDT Mid Cap Growth Strategies Fund2 from October 31, 2003 to October 31, 2013, compared to the Russell Midcap® Growth Index (RMCGI)3 and the Morningstar Mid Cap Growth Average (MMCGA).4
Average Annual Total Returns for the Period Ended 10/31/2013
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
Share Class	1 Year	5 Years	10 Years
Class A Shares	28.24%	13.20%	7.04%
Class B Shares	29.18%	13.40%	6.99%
Class C Shares	33.66%	13.63%	6.83%
Class R Shares	35.07%	13.93%	7.15%
Institutional Shares	36.05%	14.65%	7.71%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
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Growth of a $10,000 Investment–class A sHARES
Growth of $10,000 as of October 31, 2013
■	Total returns shown include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).
Growth of a $10,000 Investment–class B sHARES
Growth of $10,000 as of October 31, 2013
■	Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.
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Growth of a $10,000 Investment–class c sHARES
Growth of $10,000 as of October 31, 2013
■	Total returns shown include the contingent deferred sales charge of 1.00%, as applicable.
Growth of a $10,000 Investment–class R sHARES
Growth of $10,000 as of October 31, 2013
Annual Shareholder Report
5

Growth of a $10,000 Investment–INSTITUTIONAL sHARES
Growth of $10,000 as of October 31, 2013
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: For Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, the maximum contingent deferred sales charge is 1.00% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The RMCGI and the MMCGA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The Fund's Class R Shares and Institutional Shares commenced operations on December 12, 2006 and January 29, 2010, respectively. For the period prior to commencement of operations of the Class R Shares, the performance information shown is for the Fund's Class A Shares, adjusted to reflect the expenses of the Class R Shares. For the period prior to the commencement of operations of the Institutional Shares, the performance information shown is for the Fund's Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the expenses of the Institutional Shares since the Institutional Shares have a lower expense ratio than the expense ratio of the Class A Shares. The performance of Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses that may have occurred during the period prior to the commencement of operations of the Institutional Shares.
3	The RMCGI measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The RMCGI is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market. The RMCGI is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
4	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.
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Portfolio of Investments Summary Table (unaudited)
At October 31, 2013, the Fund's industry composition1 was as follows:
Industry Composition	Percentage of Total Net Assets
Specialty Retailing	6.0%
Computer Peripherals	4.8%
Financial Services	3.9%
Industrial Machinery	3.8%
Software Packaged/Custom	3.6%
Services to Medical Professionals	3.1%
Auto Original Equipment Manufacturers	2.9%
Airline - National	2.6%
Generic Drugs	2.6%
Medical Supplies	2.4%
Apparel	2.2%
Cosmetics & Toiletries	2.2%
Medical Technology	2.2%
Agricultural Chemicals	2.1%
Grocery Chain	2.1%
Clothing Stores	2.0%
Soft Drinks	1.9%
Department Stores	1.7%
Biotechnology	1.6%
Computer Services	1.6%
Construction Machinery	1.6%
Toys & Games	1.6%
Telecommunication Equipment & Services	1.5%
Home Products	1.4%
Household Appliances	1.4%
Auto Part Replacement	1.3%
IT Services	1.3%
Personal & Household	1.3%
Hotels	1.2%
Airline - Regional	1.1%
Crude Oil & Gas Production	1.1%
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Industry Composition	Percentage of Total Net Assets
Oil Well Supply	1.1%
Undesignated Consumer Cyclicals	1.1%
Auto Rentals	1.0%
Discount Department Stores	1.0%
Specialty Chemicals	1.0%
Other[2]	23.0%
Cash Equivalents[3]	1.5%
Other Assets and Liabilities—Net[4]	0.2%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
8

Portfolio of Investments
October 31, 2013
Shares			Value
		COMMON STOCKS—98.3%
		Agricultural Chemicals—2.1%
32,200		CF Industries Holdings, Inc.	$6,942,320
15,400		Scotts Miracle-Gro Co.	904,288
		TOTAL	7,846,608
		Airline - National—2.6%
69,600		Delta Air Lines, Inc.	1,836,048
232,800	[1]	United Continental Holdings, Inc.	7,903,560
		TOTAL	9,739,608
		Airline - Regional—1.1%
26,700		Alaska Air Group, Inc.	1,886,622
15,200		Copa Holdings SA, Class A	2,273,008
		TOTAL	4,159,630
		Apparel—2.2%
6,800		Carter's, Inc.	470,220
57,900		Coach, Inc.	2,934,372
64,600		L Brands, Inc.	4,044,606
2,700		V.F. Corp.	580,500
		TOTAL	8,029,698
		Auto Manufacturing—0.6%
30,300	[1]	TRW Automotive Holdings Corp.	2,275,833
		Auto Original Equipment Manufacturers—2.9%
11,400	[1]	AutoZone, Inc.	4,955,466
15,000		BorgWarner, Inc.	1,546,950
35,300		Delphi Automotive PLC	2,019,160
17,500	[1]	O'Reilly Automotive, Inc.	2,166,675
		TOTAL	10,688,251
		Auto Part Replacement—1.3%
59,200		Genuine Parts Co.	4,666,736
		Auto Rentals—1.0%
56,800	[1]	United Rentals, Inc.	3,668,712
		Baking—0.2%
35,700		Flowers Foods, Inc.	904,638
		Biotechnology—1.6%
26,100	[1]	Alexion Pharmaceuticals, Inc.	3,208,995
27,300	[1]	Jazz Pharmaceuticals PLC.	2,477,202
Annual Shareholder Report
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Shares			Value
		COMMON STOCKS—continued
		Biotechnology—continued
16,700	[1]	Myriad Genetics, Inc.	$407,146
		TOTAL	6,093,343
		Building Materials—0.3%
13,300		Lennox International, Inc.	1,038,198
		Cable TV—0.4%
19,400	[1]	AMC Networks, Inc.	1,359,746
		Clothing Stores—2.0%
11,400	[1]	Fossil, Inc.	1,447,116
104,600		Gap (The), Inc.	3,869,154
32,300		Hanesbrands, Inc.	2,200,276
		TOTAL	7,516,546
		Commodity Chemicals—0.6%
1,600		Newmarket Corp.	498,176
14,300		Westlake Chemical Corp.	1,536,106
		TOTAL	2,034,282
		Computer Peripherals—4.8%
131,300		NetApp, Inc.	5,095,753
64,800		Sandisk Corp.	4,503,600
118,000		Western Digital Corp.	8,216,340
		TOTAL	17,815,693
		Computer Services—1.6%
46,200	[1]	Fiserv, Inc.	4,838,526
17,500		Global Payments, Inc.	1,040,900
		TOTAL	5,879,426
		Construction Machinery—1.6%
85,700		Joy Global, Inc.	4,863,475
50,100		Manitowoc, Inc.	974,946
		TOTAL	5,838,421
		Cosmetics & Toiletries—2.2%
108,500		Avon Products, Inc.	1,898,750
61,900		Estee Lauder Cos., Inc., Class A	4,392,424
36,400	[1]	Sally Beauty Holdings, Inc.	958,048
8,600	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	1,108,110
		TOTAL	8,357,332
		Crude Oil & Gas Production—1.1%
19,400		Cabot Oil & Gas Corp., Class A	685,208
94,500	[1]	Southwestern Energy Co.	3,517,290
		TOTAL	4,202,498
Annual Shareholder Report
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Shares			Value
		COMMON STOCKS—continued
		Defense Aerospace—0.8%
36,800	[1]	B/E Aerospace, Inc.	$2,986,688
		Defense Electronics—0.2%
10,500		Rockwell Collins, Inc.	733,215
		Department Stores—1.7%
11,500		Dillards, Inc., Class A	942,770
33,400		Kohl's Corp.	1,897,120
74,000		Macy's, Inc.	3,412,140
		TOTAL	6,252,030
		Discount Department Stores—1.0%
38,900		Family Dollar Stores, Inc.	2,679,432
31,000		Foot Locker, Inc.	1,075,700
		TOTAL	3,755,132
		Diversified Consumer Services—0.2%
28,600		Block (H&R), Inc.	813,384
		Diversified Leisure—0.8%
16,500	[1]	Bally Technologies, Inc.	1,206,810
39,100		Royal Caribbean Cruises Ltd.	1,643,764
		TOTAL	2,850,574
		Diversified Tobacco—0.7%
51,000		Lorillard, Inc.	2,601,510
		Education & Training Services—0.6%
81,400	[1]	Apollo Group, Inc., Class A	2,172,566
		Electrical - Radio & TV—0.5%
22,700		Harman International Industries, Inc.	1,839,154
		Electronic Testing/Measuring Equipment—0.4%
31,600		Agilent Technologies, Inc.	1,604,016
		Energy Equipment & Services—0.7%
54,900		Seadrill Ltd.	2,559,438
		Ethical Drugs—0.7%
30,100	[1]	United Therapeutics Corp.	2,664,452
		Financial Services—3.9%
28,500		Dun & Bradstreet Corp.	3,100,515
34,300		Eaton Vance Corp.	1,434,083
40,700	[1]	FleetCor Technologies, Inc.	4,694,745
53,500		Moody's Corp.	3,780,310
69,200	[1]	Verifone Systems, Inc.	1,568,072
		TOTAL	14,577,725
Annual Shareholder Report
11

Shares			Value
		COMMON STOCKS—continued
		Food Products—0.5%
10,700		Hillshire Brands Co.	$351,281
23,093		Ingredion, Inc.	1,518,596
		TOTAL	1,869,877
		Gas Utilities—0.4%
18,000		EQT Corp.	1,540,980
		Generic Drugs—2.6%
94,300	[1]	Endo Health Solutions, Inc.	4,123,739
151,000	[1]	Mylan, Inc.	5,718,370
		TOTAL	9,842,109
		Grocery Chain—2.1%
178,300		Kroger Co.	7,638,372
		Home Products—1.4%
67,700		Newell Rubbermaid, Inc.	2,005,951
36,600		Tupperware Brands Corp.	3,281,190
		TOTAL	5,287,141
		Hotels—1.2%
66,000		Wyndham Worldwide Corp.	4,382,400
		Hotels Restaurants & Leisure—0.3%
50,800		International Game Technology	955,040
		Household Appliances—1.4%
30,500		Fortune Brands Home & Security, Inc.	1,313,940
27,400		Whirlpool Corp.	4,000,674
		TOTAL	5,314,614
		Household Durables—0.9%
43,600		Stanley Black & Decker, Inc.	3,448,324
		Industrial Machinery—3.8%
77,100		Dover Corp.	7,077,009
30,000		Flowserve Corp.	2,084,100
42,900		Ingersoll-Rand PLC, Class A	2,897,037
15,100		Valmont Industries, Inc.	2,121,550
		TOTAL	14,179,696
		Internet Services—0.3%
23,779		IAC Interactive Corp.	1,269,561
		IT Services—1.3%
29,700	[1]	Cognizant Technology Solutions Corp.	2,581,821
132,800		Western Union Co.	2,260,256
		TOTAL	4,842,077
Annual Shareholder Report
12

Shares			Value
		COMMON STOCKS—continued
		Medical Supplies—2.4%
71,000		Cardinal Health, Inc.	$4,164,860
7,800		Cooper Cos., Inc.	1,007,838
52,300	[1]	HCA, Inc.	2,465,422
34,100		Patterson Cos., Inc.	1,449,591
		TOTAL	9,087,711
		Medical Technology—2.2%
17,500		ResMed, Inc.	905,450
125,900		St. Jude Medical, Inc.	7,225,401
		TOTAL	8,130,851
		Metal Fabrication—0.4%
29,600		Timken Co.	1,563,176
		Miscellaneous Machinery—0.3%
9,200		Rockwell Automation, Inc.	1,015,772
		Multi-Industry Capital Goods—0.2%
30,600		Textron, Inc.	880,974
		Multi-Line Insurance—0.7%
22,700		Allied World Assurance Holdings Ltd.	2,458,183
		Mutual Fund Adviser—0.8%
7,400	[1]	Affiliated Managers Group	1,461,056
25,300		Waddell & Reed Financial, Inc., Class A	1,562,275
		TOTAL	3,023,331
		Office Equipment—0.5%
78,100		Pitney Bowes, Inc.	1,666,654
		Offshore Driller—0.6%
27,500		Oceaneering International, Inc.	2,361,700
		Oil Gas & Consumable Fuels—0.8%
71,600		CVR Energy, Inc.	2,843,952
		Oil Refiner—0.4%
39,100		World Fuel Services Corp.	1,491,665
		Oil Service, Explore & Drill—0.4%
49,900	[1]	MRC Global, Inc.	1,394,705
		Oil Well Supply—1.1%
19,300	[1]	Cameron International Corp.	1,058,798
26,000	[1]	Dril-Quip, Inc.	3,052,920
		TOTAL	4,111,718
		Other Communications Equipment—0.5%
78,300	[1]	Skyworks Solutions, Inc.	2,018,574
Annual Shareholder Report
13

Shares			Value
		COMMON STOCKS—continued
		Packaged Foods—0.3%
10,900		Hershey Foods Corp.	$1,081,716
		Paint & Related Materials—0.7%
34,700		Valspar Corp.	2,427,959
		Paper Products—0.8%
27,800		Rock-Tenn Co.	2,974,878
		Personal & Household—1.3%
41,900		Nu Skin Enterprises, Inc., Class A	4,899,367
		Personnel Agency—0.3%
31,300		Robert Half International, Inc.	1,205,989
		Plastic Containers—0.9%
55,200	[1]	Owens-Illinois, Inc.	1,754,808
25,300		Packaging Corp. of America	1,575,684
		TOTAL	3,330,492
		Printed Circuit Boards—0.3%
51,700		Jabil Circuit, Inc.	1,078,462
		Railroad—0.7%
41,000		Wabtec Corp.	2,672,790
		Recreational Vehicles—0.9%
26,100		Polaris Industries, Inc., Class A	3,417,795
		Semiconductor Manufacturing—0.8%
63,100		Xilinx, Inc.	2,866,002
		Services to Medical Professionals—3.1%
40,600	[1]	Henry Schein, Inc.	4,564,658
22,800	[1]	Laboratory Corp. of America Holdings	2,300,520
75,400		Quest Diagnostics, Inc.	4,517,214
		TOTAL	11,382,392
		Shipbuilding—0.2%
12,600		Huntington Ingalls Industries, Inc.	901,530
		Shoes—0.5%
28,100	[1]	Deckers Outdoor Corp.	1,934,123
		Soft Drinks—1.9%
81,700		Coca-Cola Enterprises, Inc.	3,409,341
79,700		Dr. Pepper Snapple Group, Inc.	3,773,795
		TOTAL	7,183,136
		Software Packaged/Custom—3.6%
77,700		Avago Technologies Ltd.	3,529,911
20,700	[1]	Commvault Systems, Inc.	1,616,256
106,800	[1]	Electronic Arts, Inc.	2,803,500
Annual Shareholder Report
14

Shares			Value
		COMMON STOCKS—continued
		Software Packaged/Custom—continued
12,100		Intuit, Inc.	$864,061
204,400		Symantec Corp.	4,648,056
		TOTAL	13,461,784
		Specialty Chemicals—1.0%
34,200		Airgas, Inc.	3,730,194
		Specialty Retailing—6.0%
17,200		Abercrombie & Fitch Co., Class A	644,656
37,800	[1]	Bed Bath & Beyond, Inc.	2,922,696
28,700		Dick's Sporting Goods, Inc.	1,527,127
65,000	[1]	Dollar General Corp.	3,755,700
47,650		Expedia, Inc.	2,805,632
71,000		Nordstrom, Inc.	4,293,370
46,300		PetSmart, Inc.	3,368,788
14,400		Ross Stores, Inc.	1,113,840
34,800		Williams-Sonoma, Inc.	1,824,912
		TOTAL	22,256,721
		Telecommunication Equipment & Services—1.5%
22,100	[1]	Level 3 Communications, Inc.	675,155
69,000		Motorola, Inc.	4,313,880
10,800	[1]	NeuStar, Inc., Class A	495,936
		TOTAL	5,484,971
		Textiles Apparel & Luxury Goods—0.4%
9,400		Ralph Lauren Corp.	1,557,016
		Toys & Games—1.6%
68,900		Hasbro, Inc.	3,558,685
55,100		Mattel, Inc.	2,444,787
		TOTAL	6,003,472
		Undesignated Consumer Cyclicals—1.1%
49,500		Herbalife Ltd.	3,208,590
29,000		Weight Watchers International, Inc.	931,190
		TOTAL	4,139,780
		Uniforms—0.5%
34,200		Cintas Corp.	1,838,934
		TOTAL COMMON STOCKS (IDENTIFIED COST $300,344,560)	365,973,743
Annual Shareholder Report
15

Shares			Value
		INVESTMENT COMPANY—1.5%
5,639,097	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	$5,639,097
		TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $305,983,657)[4]	371,612,840
		OTHER ASSETS AND LIABILITIES - NET—0.2%[5]	634,480
		TOTAL NET ASSETS—100%	$372,247,320
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $306,012,107.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$34.77	$34.05	$32.38	$26.77	$24.05
Income From Investment Operations:
Net investment income (loss)	0.09[1]	(0.11)[1]	(0.21)[1]	0.01[1]	0.09[1]
Net realized and unrealized gain on investments and foreign currency transactions	12.32	0.77	1.88	5.68	2.61
TOTAL FROM INVESTMENT OPERATIONS	12.41	0.66	1.67	5.69	2.70
Less Distributions:
Distributions from net investment income	—	—	—	(0.08)	—
Regulatory Settlement Proceeds	—	0.06[2]	—	—	0.02[2]
Net Asset Value, End of Period	$47.18	$34.77	$34.05	$32.38	$26.77
Total Return[3]	35.69%	2.11%[2]	5.16%	21.30%	11.31%[2]
Ratios to Average Net Assets:
Net expenses	1.22%[4]	1.22%	1.19%[4,5]	0.99%[4,5]	0.99%[4,5]
Net investment income (loss)	0.23%	(0.32)%	(0.60)%	0.04%	0.37%
Expense waiver/reimbursement[6]	0.11%	0.18%	0.22%	0.38%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$257,734	$226,079	$245,823	$283,387	$298,431
Portfolio turnover	124%	135%	172%	265%	207%
1	Per share numbers have been calculated using the average shares method.
2	During the years ended October 31, 2012 and 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.21% and 0.08%, respectively, on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.22%, 1.18%, 0.98% and 0.96% for the years ended October 31, 2013, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
5	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 through December 31, 2010.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$29.87	$29.48	$28.24	$23.46	$21.23
Income From Investment Operations:
Net investment income (loss)	(0.17)[1]	(0.32)[1]	(0.42)[1]	(0.19)[1]	(0.06)[1]
Net realized and unrealized gain on investments and foreign currency transactions	10.53	0.66	1.66	4.97	2.27
TOTAL FROM INVESTMENT OPERATIONS	10.36	0.34	1.24	4.78	2.21
Regulatory Settlement Proceeds	—	0.05[2]	—	—	0.02[2]
Net Asset Value, End of Period	$40.23	$29.87	$29.48	$28.24	$23.46
Total Return[3]	34.68%	1.32%[2]	4.39%	20.38%	10.50%[2]
Ratios to Average Net Assets:
Net expenses	1.97%[4]	1.97%	1.93%[4,5]	1.74%[4,5]	1.73%[4,5]
Net investment income (loss)	(0.50)%	(1.06)%	(1.35)%	(0.73)%	(0.28)%
Expense waiver/reimbursement[6]	0.23%	0.31%	0.30%	0.46%	0.52%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,331	$4,239	$6,325	$8,344	$11,669
Portfolio turnover	124%	135%	172%	265%	207%
1	Per share numbers have been calculated using the average shares method.
2	During the years ended October 31, 2012 and 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.24% and 0.14%, respectively, on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.97%, 1.93%, 1.73% and 1.69% for the years ended October 31, 2013, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
5	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 through December 31, 2010.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$30.21	$29.81	$28.55	$23.72	$21.47
Income From Investment Operations:
Net investment income (loss)	(0.19)[1]	(0.33)[1]	(0.42)[1]	(0.19)[1]	(0.08)[1]
Net realized and unrealized gain on investments and foreign currency transactions	10.66	0.68	1.68	5.02	2.31
TOTAL FROM INVESTMENT OPERATIONS	10.47	0.35	1.26	4.83	2.23
Regulatory Settlement Proceeds	—	0.05[2]	—	—	0.02[2]
Net Asset Value, End of Period	$40.68	$30.21	$29.81	$28.55	$23.72
Total Return[3]	34.66%	1.34%[2]	4.41%	20.36%	10.48%[2]
Ratios to Average Net Assets:
Net expenses	1.97%[4]	1.97%	1.94%[4,5]	1.74%[4,5]	1.74%[4,5]
Net investment income (loss)	(0.53)%	(1.07)%	(1.34)%	(0.71)%	(0.36)%
Expense waiver/reimbursement[6]	0.14%	0.20%	0.26%	0.42%	0.49%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,032	$9,843	$10,733	$11,060	$11,880
Portfolio turnover	124%	135%	172%	265%	207%
1	Per share numbers have been calculated using the average shares method.
2	During the years ended October 31, 2012 and 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.20% and 0.09%, respectively, on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.97%, 1.93%, 1.73% and 1.71% for the years ended October 31, 2013, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
5	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 through December 31, 2010.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$34.07	$33.53	$32.04	$26.54	$23.97
Income From Investment Operations:
Net investment income (loss)	(0.12)[1]	(0.29)[1]	(0.36)[1]	(0.13)[1]	(0.06)[1]
Net realized and unrealized gain on investments and foreign currency transactions	12.07	0.77	1.85	5.63	2.63
TOTAL FROM INVESTMENT OPERATIONS	11.95	0.48	1.49	5.50	2.57
Regulatory Settlement Proceeds	—	0.06[2]	—	—	—
Net Asset Value, End of Period	$46.02	$34.07	$33.53	$32.04	$26.54
Total Return[3]	35.07%	1.61%[2]	4.65%	20.72%	10.72%
Ratios to Average Net Assets:
Net expenses	1.67%[4]	1.72%	1.70%[4,5]	1.49%[4,5]	1.49%[4,5]
Net investment income (loss)	(0.30)%	(0.83)%	(1.04)%	(0.44)%	(0.26)%
Expense waiver/reimbursement[6]	0.03%	0.09%	0.17%	0.31%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,532	$2,156	$1,483	$610	$461
Portfolio turnover	124%	135%	172%	265%	207%
1	Per share numbers have been calculated using the average shares method.
2	During the year ended October 31, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.15% on the total return.
3	Based on net asset value.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.67%, 1.69%, 1.48% and 1.46% for the years ended October 31, 2013, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
5	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 through December 31, 2010.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,			Period Ended 10/31/2010[1]
	2013	2012	2011
Net Asset Value, Beginning of Period	$35.01	$34.20	$32.44	$28.18
Income From Investment Operations:
Net investment income (loss)	0.20[2]	(0.03)[2]	(0.12)[2]	0.10[2]
Net realized and unrealized gain on investments and foreign currency transactions	12.42	0.78	1.88	4.16
TOTAL FROM INVESTMENT OPERATIONS	12.62	0.75	1.76	4.26
Regulatory Settlement Proceeds	—	0.06[3]	—	—
Net Asset Value, End of Period	$47.63	$35.01	$34.20	$32.44
Total Return[4]	36.05%	2.37%[3]	5.43%	15.12%
Ratios to Average Net Assets:
Net expenses	0.97%[5]	0.97%	0.93%[5,6]	0.74%[5,6,7]
Net investment income (loss)	0.48%	(0.09)%	(0.35)%	0.43%[7]
Expense waiver/reimbursement[8]	0.11%	0.11%	0.18%	0.33%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$93,618	$82,490	$26,835	$37,709
Portfolio turnover	124%	135%	172%	265%[9]
1	Reflects operations for the period from January 29, 2010 (date of initial investment) to October 31, 2010.
2	Per share numbers have been calculated using the average shares method.
3	During the year ended October 31, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.06% on the total return.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.97%, 0.92% and 0.73% for the years ended October 31, 2013 and 2011, and for the period ended October 31, 2010, respectively, after taking into account these expense reductions.
6	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 through December 31, 2010.
7	Computed on an annualized basis.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the entire fiscal year ended October 31, 2010.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Statement of Assets and Liabilities
October 31, 2013
Assets:
Total investment in securities, at value including $5,639,097 of investment in an affiliated holding (Note 5) (identified cost $305,983,657)		$371,612,840
Income receivable		96,236
Receivable for investments sold		1,423,382
Receivable for shares sold		75,688
Other assets		8,853
TOTAL ASSETS		373,216,999
Liabilities:
Payable for investments purchased	$492,932
Payable for shares redeemed	166,333
Payable for transfer agent fee (Note 2)	106,357
Payable for Directors'/Trustees' fees (Note 5)	114
Payable for distribution services fee (Note 5)	12,068
Payable for shareholder services fee (Note 5)	135,018
Payable for share registration costs	32,745
Accrued expenses (Note 5)	24,112
TOTAL LIABILITIES		969,679
Net assets for 7,930,569 shares outstanding		$372,247,320
Net Assets Consist of:
Paid-in capital		$266,799,532
Net unrealized appreciation of investments		65,629,183
Accumulated net realized gain on investments and foreign currency transactions		39,818,605
TOTAL NET ASSETS		$372,247,320
Annual Shareholder Report
22

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($257,734,420 ÷ 5,463,012 shares outstanding), no par value, unlimited shares authorized	$47.18
Offering price per share (100/94.50 of $47.18)	$49.93
Redemption proceeds per share	$47.18
Class B Shares:
Net asset value per share ($4,331,428 ÷ 107,658 shares outstanding), no par value, unlimited shares authorized	$40.23
Offering price per share	$40.23
Redemption proceeds per share (94.50/100 of $40.23)	$38.02
Class C Shares:
Net asset value per share ($12,031,646 ÷ 295,735 shares outstanding), no par value, unlimited shares authorized	$40.68
Offering price per share	$40.68
Redemption proceeds per share (99.00/100 of $40.68)	$40.27
Class R Shares:
Net asset value per share ($4,532,130 ÷ 98,485 shares outstanding), no par value, unlimited shares authorized	$46.02
Offering price per share	$46.02
Redemption proceeds per share	$46.02
Institutional Shares:
Net asset value per share ($93,617,696 ÷ 1,965,679 shares outstanding), no par value, unlimited shares authorized	$47.63
Offering price per share	$47.63
Redemption proceeds per share	$47.63
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Statement of Operations
Year Ended October 31, 2013
Investment Income:
Dividends (including $5,390 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $1,392)			$4,897,386
Interest (including income on securities loaned of $18,551)			17,893
TOTAL INCOME			4,915,279
Expenses:
Investment adviser fee (Note 5)		$2,539,159
Administrative fee (Note 5)		264,221
Custodian fees		37,030
Transfer agent fee (Note 2)		545,560
Directors'/Trustees' fees (Note 5)		1,387
Auditing fees		23,000
Legal fees		8,292
Portfolio accounting fees		119,574
Distribution services fee (Note 5)		129,880
Shareholder services fee (Note 5)		601,061
Account administration fee (Note 2)		15,028
Share registration costs		68,405
Printing and postage		76,206
Insurance premiums (Note 5)		4,468
Miscellaneous (Note 5)		10,548
TOTAL EXPENSES		4,443,819
Waiver, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(114,538)
Reimbursement of transfer agent fee (Note 2) and (Note 5)	(257,694)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(2,097)
TOTAL WAIVER, REIMBURSEMENTS AND REDUCTION		(374,329)
Net expenses			4,069,490
Net investment income			845,789
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			68,883,083
Net change in unrealized appreciation of investments			33,601,567
Net realized and unrealized gain on investments and foreign currency transactions			102,484,650
Change in net assets resulting from operations			$103,330,439
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
24

Statement of Changes in Net Assets
Year Ended October 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$845,789	$(953,158)
Net realized gain on investments and foreign currency transactions	68,883,083	18,395,245
Net change in unrealized appreciation/depreciation of investments	33,601,567	(14,259,702)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	103,330,439	3,182,385
Share Transactions:
Proceeds from sale of shares	29,057,750	16,461,918
Proceeds from shares issued in connection with the tax-free transfer of assets from Performance Mid Cap Equity Fund	—	49,366,949
Proceeds from shares issued in connection with the tax-free transfer of assets from Performance Leaders Equity Fund	—	26,713,674
Cost of shares redeemed	(84,949,056)	(62,628,057)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(55,891,306)	29,914,484
Regulatory Settlement Proceeds
Net increase/decrease from regulatory settlement (Note 8)	—	512,546
Change in net assets	47,439,133	33,609,415
Net Assets:
Beginning of period	324,808,187	291,198,772
End of period (including distributions in excess of net investment income of $0 and $(991,478), respectively)	$372,247,320	$324,808,187
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
25

Notes to Financial Statements
October 31, 2013
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 diversified portfolios. The financial statements included herein are only those of Federated MDT Mid Cap Growth Strategies Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is appreciation of capital.
Effective January 18, 2013, the Fund changed its name to Federated MDT Mid Cap Growth Strategies Fund.
On September 21, 2012, the Fund acquired all of the net assets of Performance Mid Cap Equity Fund and Performance Leaders Equity Fund (the “Acquired Funds”), open-end investment companies in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Funds' shareholders on September 19, 2012. The purpose of the transaction was to combine three portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on November 1, 2011, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended October 31, 2012, are as follows:
Net investment income*	$(992,056)
Net realized and unrealized gain on investments	$30,677,095
Net increase in net assets resulting from operations	$29,685,039
*	Net investment income includes $190,847 of pro forma eliminated expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that has been included in the Fund's Statement of Operations as of October 31, 2012.
For every one share of Performance Mid Cap Equity Fund Class A Shares exchanged, a shareholder received 0.321 shares of Federated MDT Mid Cap Growth Strategies Fund Class A Shares.
For every one share of Performance Mid Cap Equity Fund Class B Shares exchanged, a shareholder received 0.267 shares of Federated MDT Mid Cap Growth Strategies Fund Class A Shares.
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For every one share of Performance Mid Cap Equity Fund Institutional Class Shares exchanged, a shareholder received 0.333 shares of Federated MDT Mid Cap Growth Strategies Fund Institutional Shares.
For every one share of Performance Leaders Equity Fund Class A Shares exchanged, a shareholder received 0.228 shares of Federated MDT Mid Cap Growth Strategies Fund Class A Shares.
For every one share of Performance Leaders Equity Fund Class B Shares exchanged, a shareholder received 0.206 shares of Federated MDT Mid Cap Growth Strategies Fund Class A Shares.
For every one share of Performance Leaders Equity Fund Institutional Class Shares exchanged, a shareholder received 0.234 shares of Federated MDT Mid Cap Growth Strategies Fund Institutional Shares.
The Fund received net assets from the Performance Mid Cap Equity Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Performance Mid Cap Equity Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination[2]
1,359,390	$49,366,949	$13,007,605	$267,813,098	$343,893,721
1	Unrealized Appreciation is included in the Performance Mid Cap Equity Fund Net Assets Received amount shown above.
2	Net Assets of the Fund Immediately After Combination includes the net assets received from Performance Leaders Equity Fund which was also reorganized into the Fund on September 21, 2012.

The Fund received net assets from the Performance Leaders Equity Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Performance Leaders Equity Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination[2]
734,474	$26,713,674	$4,675,570	$267,813,098	$343,893,721
1	Unrealized Appreciation is included in the Performance Leaders Equity Fund Net Assets Received amount shown above.
2	Net Assets of the Fund Immediately After Combination includes the net assets received from Performance Mid Cap Equity Fund which was also reorganized into the Fund on September 21, 2012.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
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Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC. (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market
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quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
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additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer agent fees unique to those classes. For the year ended October 31, 2013, transfer agent fees and account administration fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$381,506	$(177,664)	$14,460
Class B Shares	11,255	(7,987)	—
Class C Shares	19,287	(10,961)	568
Class R Shares	9,707	—	—
Institutional Shares	123,805	(61,082)	—
TOTAL	$545,560	$(257,694)	$15,028
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At October 31, 2013, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
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Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year-end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of October 31, 2013, the Fund had no outstanding securities on loan.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2013	2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	228,388	$9,234,730	281,157	$9,865,826
Proceeds from shares issued in connection with the tax-free transfer of assets from Performance Mid Cap Equity Fund	—	—	422,458	15,271,919
Proceeds from shares issued in connection with the tax-free transfer of assets from Performance Leaders Equity Fund	—	—	57,354	2,073,326
Shares redeemed	(1,267,962)	(50,467,696)	(1,477,708)	(51,782,799)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,039,574)	$(41,232,966)	(716,739)	$(24,571,728)
Year Ended October 31	2013		2012
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	15,399	$551,482	18,148	$547,527
Shares redeemed	(49,656)	(1,711,317)	(90,796)	(2,776,351)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(34,257)	$(1,159,835)	(72,648)	$(2,228,824)
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Year Ended October 31	2013		2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	26,223	$924,666	33,230	$1,000,455
Shares redeemed	(56,351)	(1,928,663)	(67,465)	(2,067,863)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(30,128)	$(1,003,997)	(34,235)	$(1,067,408)
Year Ended October 31	2013		2012
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	61,123	$2,352,532	27,689	$966,486
Shares redeemed	(25,932)	(1,057,551)	(8,636)	(299,128)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	35,191	$1,294,981	19,053	$667,358
Year Ended October 31	2013		2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	372,361	$15,994,340	117,352	$4,081,624
Proceeds from shares issued in connection with the tax-free transfer of assets from Performance Mid Cap Equity Fund	—	—	936,932	34,095,030
Proceeds from shares issued in connection with the tax-free transfer of assets from Performance Leaders Equity Fund	—	—	677,120	24,640,348
Shares redeemed	(762,885)	(29,783,829)	(159,800)	(5,701,916)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(390,524)	$(13,789,489)	1,571,604	$57,115,086
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,459,292)	$(55,891,306)	767,035	$29,914,484
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions, regulatory settlement proceeds, ordinary losses and capital loss carryforwards acquired from mergers.
For the year ended October 31, 2013, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(58,078)	$145,689	$(87,611)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
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As of October 31, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$7,949,472
Undistributed long-term capital gains	$34,501,064
Net unrealized appreciation	$65,600,733
Capital loss carryforwards	$(2,603,481)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to the deferral of losses on wash sales.
At October 31, 2013, the cost of investments for federal tax purposes was $306,012,107. The net unrealized appreciation of investments for federal tax purposes was $65,600,733. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $68,346,011 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,745,278.
At October 31, 2013, the Fund had a capital loss carryforward of $2,603,481 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2016	$2,603,481	NA	$2,603,481
The Fund used capital loss carryforwards of $25,632,174 to offset taxable capital gains realized during the year ended October 31, 2013.
As a result of the tax-free transfer of assets from Performance Leaders Equity Fund, certain capital loss carryforwards listed above may be limited.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
For the period November 1, 2012 to January 17, 2013, the Fund's Adviser was Federated Equity Management Company of Pennsylvania. Effective January 18, 2013, the investment advisory contract was transferred from the Federated Equity Management Company of Pennsylvania to the Adviser. The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2013, the Adviser voluntarily waived $105,355 of its fee. In addition, an affiliate of the Adviser reimbursed $257,694 of transfer agent fees and expenses. Pursuant
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to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance date November 17, 2005. The net adviser fee was reduced to 0.4975% effective January 1, 2006, and could not be increased until after December 31, 2010, at which time the obligation expired.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2013, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$31,417
Class C Shares	80,459
Class R Shares	18,004
TOTAL	$129,880
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2013, FSC retained $19,096 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2013, FSC retained $4,843 in sales charges from the sale of Class A Shares. FSC also retained $2,612 of CDSC relating to redemptions of Class B Shares and $194 relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $1,562 of Service Fees for the year ended October 31, 2013. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended October 31, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$564,328
Class B Shares	10,472
Class C Shares	26,261
TOTAL	$601,061
For the year ended October 31, 2013, FSSC received $36,549 of fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A
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Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.22%, 1.97%, 1.97%, 1.72% and 0.97% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2013, the Adviser reimbursed $9,183. Transactions involving the affiliated holding during the year ended October 31, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2012	22,744,890
Purchases/Additions	49,194,384
Sales/Reductions	(66,300,177)
Balance of Shares Held 10/31/2013	5,639,097
Value	$5,639,097
Dividend Income	$5,390
6. EXPENSE Reduction
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2013, the Fund's expenses were reduced by $2,097 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2013, were as follows:
Purchases	$414,309,402
Sales	$475,236,572
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8. REGULATORY SETTLEMENT PROCEEDS
During the year ended October 31, 2012, the Fund received $512,546 in settlement of administrative proceedings against other unaffiliated third parties involving findings by the Securities and Exchange Commission (SEC) of market timing and/or late trading of mutual funds. The settlement was recorded as an increase to paid-in capital.
9. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2013, there were no outstanding loans. During the year ended October 31, 2013, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2013, there were no outstanding loans. During the year ended October 31, 2013, the program was not utilized.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF THE FEDERATED EQUITY FUNDS AND SHAREHOLDERS OF FEDERATED MDT MID CAP GROWTH STRATEGIES FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated MDT Mid Cap Growth Strategies Fund (formerly, Federated Mid Cap Growth Strategies Fund) (the “Fund”), a portfolio of Federated Equity Funds, as of October 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian, transfer agent, and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated MDT Mid Cap Growth Strategies Fund as of October 31, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2013
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2013 to October 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (“loads”) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2013	Ending Account Value 10/31/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,163.50	$6.65
Class B Shares	$1,000	$1,158.70	$10.72
Class C Shares	$1,000	$1,159.00	$10.72
Class R Shares	$1,000	$1,160.70	$9.20
Institutional Shares	$1,000	$1,164.80	$5.29
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.06	$6.21
Class B Shares	$1,000	$1,015.27	$10.01
Class C Shares	$1,000	$1,015.27	$10.01
Class R Shares	$1,000	$1,016.69	$8.59
Institutional Shares	$1,000	$1,020.32	$4.94
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.22%
Class B Shares	1.97%
Class C Shares	1.97%
Class R Shares	1.69%
Institutional Shares	0.97%
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Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Equity Funds (the “Trust”), of which the Fund is a portfolio, was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 2,777,709,632.389 total outstanding shares of the Trust.
The following item was considered by shareholders of the Trust and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Trustees of the Trust:1
Name	For	Withheld
John T. Collins	2,104,364,292.660	29,376,009.057
Maureen Lally-Green	2,104,554,202.739	29,186,098.978
Thomas M. O'Neill	2,104,050,166.003	29,690,135.714
P. Jerome Richey	2,103,363,407.698	30,376,894.019
1	The following Trustees continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board), and John S. Walsh.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised 13 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh; Board Member, Energy & Mineral Law Foundation.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
James E. Grefenstette Birth Date: November 7, 1962 Vice President Officer since: February 2011 Portfolio Manager since: December 2009	Principal Occupations: James E. Grefenstette has been the Fund's Senior Portfolio Manager since December 2009. He is Vice President of the Trust with respect to the Fund. He is Vice President of the Fund's Adviser. Mr. Grefenstette joined Federated in December 2009. Previously, he served as founder and managing partner of Blazer Investment Advisers from April 2008 until December 2009, and as founder and managing partner of Aspirante Capital Management, a long/short hedge fund, from August 2006 until September 2007. Prior to that, Mr. Grefenstette worked at Federated as Portfolio Manager of the Fund from 1994 until June 2006 and as Senior Vice President of the Fund's Adviser from January 2000 until July 2006. He also served as Vice President and Assistant Vice President of the Fund's Adviser from 1994 until 1999. Mr. Grefenstette has received the Chartered Financial Analyst designation; he received his M.S. in Industrial Administration from Carnegie Mellon University and his BSBA from Georgetown University.
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Evaluation and Approval of Advisory Contract–May 2013
Federated MDT Mid Cap Growth Strategies Fund (the “Fund”)
(formerly, Federated Mid Cap Growth Strategies Fund)
    Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was below the median of the relevant peer group, and was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit
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significant and unique differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year period, underperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
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The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
Annual Shareholder Report
54

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated MDT Mid Cap Growth Strategies Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172107
CUSIP 314172206
CUSIP 314172305
CUSIP 314172529
CUSIP 314172198
G01228-08 (12/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
October 31, 2013
Share Class	Ticker
A	FMAAX
B	FMBBX
C	FMRCX
Institutional	FMIIX

Federated Absolute Return Fund
Fund Established 2000

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from November 1, 2012 through October 31, 2013. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Absolute Return Fund (the “Fund”), based on net asset value, for the 12-month reporting period ended October 31, 2013, was 0.53% for Class A Shares, -0.21% for Class B Shares, -0.21% for Class C Shares and 0.75% for Institutional Shares. The total return of the BofA Merrill Lynch 91-Day Treasury Bill Index (BAML91T),1 the benchmark for the Fund, was 0.09%. The total return of the Lipper Absolute Return Funds Average (LARFA),2 a peer group average for the Fund, was 3.68%. The Fund's and LARFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BAML91T.
The Fund's investment strategy during the reporting period focused on: long positions in equity/fixed-income/commodities and use of derivatives.3 These were the most significant factors affecting the Fund's performance relative to the BAML91T.
The following discussion will focus on the performance of the Fund's Institutional Shares. The Fund's Institutional Shares outperformed the BAML91T but underperformed the LARFA.
MARKET OVERVIEW
It was a positive 12-month reporting period ended October 31, 2013 for the stock market. Challenging U.S. economic growth and uncertainty over fiscal policy were more than offset by accommodative monetary policy in the United States and abroad.
During the year, stocks moved higher in a steady pattern of higher highs and higher lows. The non-equity trading was generally more difficult. Interest rates moved higher, and bond prices moved lower during the reporting period as the Federal Reserve began to talk about the potential for reducing its bond buying program. Emerging Markets (EM) bonds and currencies were especially weak during the fiscal year. Commodity prices were generally lower in the period as well, although the oil price did increase.
LONG positions
The long equity positions contributed 15.5% to the Fund return (this return and those below are gross figures). The equity sectors for which the Fund's holdings produced the largest positive contribution to Fund performance were Health Care and Financial Services. The equity sector for which the Fund's holdings produced negative contribution to Fund performance was Materials. Long high-yield4 bond positions contributed 0.1% to Fund performance while EM debt holdings5 detracted 1.0% from Fund performance. Holdings in precious metals6 detracted 0.7% from the Fund's return.
Annual Shareholder Report

Derivatives positions
Short U.S. Treasury note futures7 were used to manage the Fund's duration exposure during part of the reporting period, which added 0.3% to Fund performance as interest rates increased.
The short equity derivative positions detracted 10.9% from the Fund return (which includes losses from shorting equity index futures and from long equity put option positions). Both equity index futures and equity put options were used at various times throughout the reporting period to reduce the Fund's equity market exposure and, during parts of November and December 2012, to position the Fund moderately net short equities.
The Fund invested in currency forward contracts for both active exposure to currencies and for hedging currency risks of international stock holdings. The currency forward positions detracted 1.3% from Fund performance, due partly to losses in EM currency positions.
1	The Fund's broad-based security market index is the Russell 3000® Value Index (R3000V). During the reporting period, the R3000V had a total return of 28.67%. The BAML91T is being used for comparison purposes because, while it is not the Fund's broad-based securities market index, the Fund's Adviser believes it more closely reflects the investment strategy of the Fund. Please see the footnotes to the line graphs below for definitions of, and further information about, the BAML91T and R3000V.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the LARFA.
3	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
4	High-yield, lower-rated securities generally entail great market, credit/default and liquidity risks, and may be more volatile than investment-grade securities.
5	International investing involves special risks including currency risk, increased volatility, political risks and differences in auditing and other financial standards. Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries, and currency risk and political risks are accentuated in emerging markets.
6	Investments in gold and precious metals may be subject to additional risks. The Fund's investments in gold bullion may involve higher custody and transaction costs than investments in securities.
7	The Fund may make short sales of securities, which involves unlimited risk including the possibility that losses may exceed the original amount invested.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Absolute Return Fund (the “Fund”) from October 31, 2003 to October 31, 2013, compared to the BofA Merrill Lynch 91-Day Treasury Bill Index (BAML91T),2 the Russell 3000® Value Index (R3000V)3 and the Lipper Absolute Return Funds Average (LARFA).4
Average Annual Total Returns for the Period Ended 10/31/2013
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
Share Class	1 Year	5 Years	10 Years
Class A Shares	-4.97%	-0.34%	0.32%
Class B Shares	-5.70%	-0.33%	0.29%
Class C Shares	-1.21%	0.04%	0.14%
Institutional Shares[5]	0.75%	1.06%	1.05%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report

Growth of a $10,000 Investment–class a Shares
Growth of $10,000 as of October 31, 2013
■	Total returns shown include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).

Growth of a $10,000 Investment–class B Shares
Growth of $10,000 as of October 31, 2013
■	Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.

Annual Shareholder Report

Growth of a $10,000 Investment–class C Shares
Growth of $10,000 as of October 31, 2013
■	Total returns shown include the maximum contingent deferred sales charge of 1.00% as applicable.

Growth of a $10,000 Investment–Institutional Shares5
Growth of $10,000 as of October 31, 2013
Annual Shareholder Report

1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, the maximum contingent deferred sales charge is 1.00% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BAML91T, R3000V and the LARFA have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The BAML91T measures the return on U.S. Treasury Bills maturing in 90 days. The BAML91T is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The R3000V measures the performance of the broad value segment of U.S. equity value universe. It includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The R3000V is constructed to provide a comprehensive, unbiased, and stable barometer of the broad value market. The R3000V is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The R3000V is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
4	LARFA figures represent the average of the total returns reported by all mutual funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.
5	The Fund's Institutional Shares commenced operations on June 29, 2007. For the period prior to commencement of operations of the Institutional Shares, the performance information shown is for the Fund's Class A Shares. The performance for Class A Shares has not been adjusted to reflect the expenses of the Institutional Shares since the Institutional Shares are estimated to have a lower expense ratio than the expense ratio of the Class A Shares. The performance of the Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to commencement of operations of the Institutional Shares.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Futures Contracts—Short (notional value)[3]	(45.2)%
U.S. Equity Securities	59.4%
International Equity Securities	18.1%
Corporate Bonds	7.3%
Sovereign Bonds	0.8%
Investment Company Securities	1.9%
U.S. Treasury Securities	2.0%
Purchased Put Options	0.2%
Other Derivative Contracts[4]	(0.1)%
Cash Equivalents[5]	5.1%
Adjustment for Futures Contracts (notional value)[3]	43.8%
Other Assets and Liabilities—Net[6]	6.7%
TOTAL	100.0%
At October 31, 2013, the Fund's sector composition7 for its equity securities was as follows:
Sector Composition	Percentage of Equity Securities
Financials	20.1%
Health Care	19.9%
Information Technology	15.3%
Industrials	12.2%
Energy	11.8%
Consumer Discretionary	11.6%
Materials	3.9%
Telecommunication Services	2.7%
Consumer Staples	2.5%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, an affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	More complete information regarding the Fund's direct investments in futures contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
Annual Shareholder Report

4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Other Derivative Contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities and derivative contracts less liabilities. See Statement of Assets and Liabilities.
7	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Annual Shareholder Report

Portfolio of Investments
October 31, 2013
Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—77.5%
		Air Freight & Logistics—1.0%
26,000		United Parcel Service, Inc.	$2,554,240
		Airlines—1.2%
60,000		Delta Air Lines, Inc.	1,582,800
60,000	[1]	US Airways Group, Inc.	1,318,200
		TOTAL	2,901,000
		Auto Components—1.0%
70,000		Bridgestone Corp.	2,400,667
		Automobiles—2.0%
65,000	[1]	General Motors Co.	2,401,750
40,000		Toyota Motor Corp.	2,594,966
		TOTAL	4,996,716
		Beverages—0.7%
20,000		PepsiCo, Inc.	1,681,800
		Biotechnology—8.9%
35,000		Amgen, Inc.	4,060,000
11,000	[1]	Biogen Idec, Inc.	2,686,090
20,000	[1]	Celgene Corp.	2,969,800
20,000	[1]	Clovis Oncology, Inc.	1,022,200
70,000	[1]	Gilead Sciences, Inc.	4,969,300
70,000	[1]	Medivation, Inc.	4,190,200
40,000	[1]	Ophthotech Corp.	1,340,800
50,000	[1]	Prana Biotechnology Ltd., ADR	225,500
10,000	[1]	Sarepta Therapeutics, Inc.	389,400
		TOTAL	21,853,290
		Capital Markets—3.0%
60,000		Charles Schwab Corp.	1,359,000
50,000	[1]	E*Trade Group, Inc.	845,500
140,000		Morgan Stanley	4,022,200
30,000	[1]	Stifel Financial Corp.	1,228,500
		TOTAL	7,455,200
		Chemicals—1.3%
28,000		LyondellBasell Industries NV	2,088,800
6,000		Sherwin-Williams Co.	1,128,000
		TOTAL	3,216,800
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Commercial Banks—3.6%
450,000		Resona Holdings, Inc.	$2,339,551
300,000		Mitsubishi UFJ Financial Group, Inc.	1,897,446
60,000		Sumitomo Mitsui Financial Group, Inc.	2,889,539
42,000		Wells Fargo & Co.	1,792,980
		TOTAL	8,919,516
		Communications Equipment—1.9%
80,000		Cisco Systems, Inc.	1,800,000
20,000	[1]	Palo Alto Networks, Inc.	843,200
28,000		Qualcomm, Inc.	1,945,160
		TOTAL	4,588,360
		Computers and Peripherals—0.4%
40,000		EMC Corp.	962,800
		Construction & Engineering—2.2%
5,000,000		China Railway Construction Corp.	5,468,583
		Consumer Finance—0.6%
70,000	[1]	Springleaf Holdings, Inc.	1,423,100
		Diversified Financial Services—4.6%
250,000		Bank of America Corp.	3,490,000
27,000	[1]	Berkshire Hathaway, Inc.	3,107,160
90,000		JPMorgan Chase & Co.	4,638,600
		TOTAL	11,235,760
		Diversified Telecommunication Services—1.7%
60,000		AT&T, Inc.	2,172,000
40,000		Verizon Communications, Inc.	2,020,400
		TOTAL	4,192,400
		Electrical Equipment—1.2%
40,000		Eaton Corp.	2,822,400
		Electronic Equipment Instruments & Components—1.5%
7,000		Apple, Inc.	3,656,450
		Energy Equipment & Services—4.7%
70,000		Baker Hughes, Inc.	4,066,300
20,000	[1]	FMC Technologies, Inc.	1,011,000
70,000		Halliburton Co.	3,712,100
70,000		Noble Corp.	2,639,000
		TOTAL	11,428,400
		Food & Staples Retailing—1.3%
50,000		CVS Caremark Corp.	3,113,000
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care Providers & Services—2.1%
60,000	[1]	Catamaran Corp	$2,817,600
120,000	[1]	Health Management Association, Class A	1,538,400
25,000	[1]	Premier, Inc.	770,250
		TOTAL	5,126,250
		Household Durables—1.2%
40,000		Ryland Group, Inc.	1,608,000
100,000		Sekisui House Ltd.	1,432,403
		TOTAL	3,040,403
		Industrial Conglomerates—1.6%
150,000		General Electric Co.	3,921,000
		Insurance—1.1%
30,000		American International Group, Inc.	1,549,500
60,000	[1]	Essent Group Ltd.	1,260,000
		TOTAL	2,809,500
		Internet Software & Services—2.1%
15,000	[1]	Criteo SA , ADR	529,650
4,500	[1]	Google, Inc.	4,637,610
		TOTAL	5,167,260
		Leisure Equipment & Products—0.5%
9,000		Polaris Industries, Inc., Class A	1,178,550
		Machinery—1.7%
3,000,000		China South Locomotive	2,488,984
24,000		Ingersoll-Rand PLC, Class A	1,620,720
		TOTAL	4,109,704
		Media—1.0%
50,000		Comcast Corp., Class A	2,379,000
		Metals & Mining—1.7%
21,575	[1]	Barisan Gold Corp.	1,862
20,000	[1]	Detour Gold Corp.	163,430
60,000	[1]	Dundee Precious Metals, Inc.	256,078
50,500	[1]	Kaminak Gold Corp.	31,482
240,000	[1]	Medusa Mining Ltd.	408,306
40,000	[1]	Mountain Province Diamonds, Inc.	203,328
50,000	[1]	Osisko Mining Corp.	244,090
180,000		Vale SA, ADR	2,881,800
		TOTAL	4,190,376
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Oil Gas & Consumable Fuels—4.4%
30,000	[1]	Antero Resources Corp.	$1,694,700
80,000	[1]	BNK Petroleum, Inc.	124,298
100,000		Chesapeake Energy Corp.	2,796,000
40,000	[1]	Cobalt International Energy	928,400
25,000	[1]	Diamondback Energy, Inc.	1,291,250
14,000		Exxon Mobil Corp.	1,254,680
30,000		HollyFrontier Corp.	1,381,800
20,000		Marathon Petroleum Corp.	1,433,200
		TOTAL	10,904,328
		Pharmaceuticals—4.4%
12,000	[1]	Actavis, Inc.	1,854,960
35,000		Allergan, Inc.	3,171,350
35,000		Johnson & Johnson	3,241,350
65,000	[1]	Mylan, Inc.	2,461,550
		TOTAL	10,729,210
		Real Estate Investment Trusts (REITs)—0.9%
55,000		ProLogis Inc.	2,197,250
		Real Estate Management & Development—1.2%
20,000		Daito Trust Construction Co.	2,041,142
50,000		Daiwa House Industry Co. Ltd.	1,004,228
		TOTAL	3,045,370
		Semiconductors & Semiconductor Equipment—5.2%
40,000		Altera Corp.	1,344,000
200,000		Applied Materials, Inc.	3,570,000
20,000		Avago Technologies Ltd.	908,600
25,000	[1]	Lam Research Corp.	1,355,750
110,000	[1]	Micron Technology, Inc.	1,944,800
20,000	[1]	NXP Semiconductors NV	842,400
2,000		Samsung Electronics Co.	2,771,403
		TOTAL	12,736,953
		Software—0.8%
20,000	[1]	Gigamon, Inc.	615,600
40,000		Oracle Corp.	1,340,000
		TOTAL	1,955,600
		Specialty Retail—2.9%
30,000		Best Buy Co., Inc.	1,284,000
26,000		Tiffany & Co.	2,058,420
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Specialty Retail—continued
60,000		TJX Cos., Inc.	$3,647,400
		TOTAL	6,989,820
		Textiles Apparel & Luxury Goods—0.4%
15,000	[1]	Deckers Outdoor Corp.	1,032,450
		Thrifts & Mortgage Finance—0.5%
20,000	[1]	Ocwen Financial Corp.	1,124,600
		Trading Companies & Distributors—0.6%
19,000		MSC Industrial Direct Co.	1,451,030
		Wireless Telecommunication Services—0.4%
30,000		Telephone and Data System, Inc.	935,400
		TOTAL COMMON STOCKS (IDENTIFIED COST $165,716,630)	189,894,536
		U.S. TREASURY—2.0%
$1,000,000	[2,3]	United States Treasury Bill, 0.03%, 1/16/2014	999,942
1,000,000	[2,3]	United States Treasury Bill, 0.04%, 12/19/2013	999,940
3,000,000	[2,3]	United States Treasury Bill, 0.04%, 12/5/2013	2,999,886
		TOTAL U.S. TREASURY (IDENTIFIED COST $4,999,883)	4,999,768
		INVESTMENT FUND—0.8%
25,604	[4]	GML Agricultural Commodity Trade Finance Fund (IDENTIFIED COST $2,560,360 )	1,942,399
		EXCHANGE-TRADED FUNDS—1.1%
20,000		iShares MSCI Indonesia ETF	513,600
250,000	[1]	Sprott Physical Platinum and Palladium Trust	2,280,000
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $3,138,784)	2,793,600
		PURCHASED PUT OPTIONS—0.2%
		Index—0.2%
2,000		iShares Russell 2000 ETF, Strike Price $105, Expiration Date 11/16/2013	61,000
2,000		iShares Russell 2000 ETF, Strike Price $100, Expiration Date 11/16/2013	16,000
3,000		iShares Russell 2000 ETF, Strike Price $100, Expiration Date 12/21/2013	157,500
500		iShares Russell 2000 ETF, Strike Price $100, Expiration Date 3/22/2014	111,750
2,000		SPDR S&P 500 ETF Trust, Strike Price $165, Expiration Date 11/16/2013	25,000
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		PURCHASED PUT OPTIONS—continued
		Index—continued
500		SPDR S&P 500 ETF Trust, Strike Price $165, Expiration Date 12/21/2020	$41,250
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $1,097,960)	412,500
		INVESTMENT COMPANIES—13.3%[5]
150,030		Emerging Markets Fixed Income Core Fund	5,067,806
12,089,925	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	12,089,925
2,303,126		High Yield Bond Portfolio	15,430,941
		INVESTMENT COMPANIES (IDENTIFIED COST $34,437,728)	32,588,672
		TOTAL INVESTMENTS—94.9% (IDENTIFIED COST $211,951,345)[7]	232,631,475
		OTHER ASSETS AND LIABILITIES - NET—5.1%[8]	12,393,434
		TOTAL NET ASSETS—100%	$245,024,909
At October 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[1]Russell 2000 Mini Index Short Futures	60	$6,586,800	December 2013	$100,755
1S&P 500 Index Short Futures	180	$78,795,000	December 2013	$(2,969,335)
[1]United States Treasury Notes 10-Year Short Futures	200	$25,471,875	December 2013	$(694,199)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(3,562,779)
Annual Shareholder Report

At October 31, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
11/12/2013	50,170,000 CZK	$2,652,308	$(12,101)
11/12/2013	30,600,000 NOK	$5,162,640	$(24,667)
12/10/2013	3,450,000 CAD	$3,339,141	$(33,688)
12/18/2013	392,564,000 JPY	$4,000,856	$(7,253)
1/7/2014	15,950,000 SEK	$2,503,925	$(46,734)
1/16/2014	32,300,000 SEK	$4,989,496	$(14,479)
Contracts Sold:
11/12/2013	6,050,000 BRL	$2,596,567	$(96,282)
11/12/2013	50,170,000 CZK	$2,600,324	$(39,883)
12/10/2013	8,452,601 CAD	$8,111,901	$13,445
12/18/2013	1,505,500,000 JPY	$15,183,146	$(132,497)
1/7/2014	15,950,000 SEK	$2,498,551	$41,361
1/16/2014	6,800,000 CHF	$7,497,657	$(1,444)
1/16/2014	15,950,000 SEK	$2,503,335	$46,632
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(307,590)
Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts are included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Discount rate at time of purchase.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
4	Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
5	Affiliated holding.
6	7-day net yield.
7	The cost of investments for federal tax purposes amounts to $246,066,319.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
Annual Shareholder Report

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of October 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$145,547,720	$—	$—	$145,547,720
International	16,609,599	27,737,217	—	44,346,816
Debt Securities:
U.S. Treasuries	—	4,999,768	—	4,999,768
Investment Fund	—	—	1,942,399	1,942,399
Exchange-Traded Funds	2,793,600	—	—	2,793,600
Purchased Put Options	412,500	—	—	412,500
Investment Companies[1]	32,588,672	—	—	32,588,672
TOTAL SECURITIES	$197,952,091	$32,736,985	$1,942,399	$232,631,475
OTHER FINANCIAL INSTRUMENTS[2]	$(3,562,779)	$(307,590)	$—	$(3,870,369)
1	Emerging Markets Fixed Income Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts and foreign exchange contracts.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Investment Fund
Balance as of November 1, 2012	$11,835,712
Realized gain (loss)	(24,254)
Change in unrealized appreciation/depreciation	(668,461)
Sales	(9,200,598)
Balance as of October 31, 2013	$1,942,399
The total change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2013	$(628,932)
Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CZK	—Czech Koruna
ETF	—Exchange-Traded Fund
JPY	—Japanese Yen
NOK	—Norwegian Krone
REITs	—Real Estate Investment Trusts
SEK	—Swedish Krona
SPDR	—Standard & Poor's Depositary Receipts
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$9.50	$9.89	$10.10	$11.09	$10.26
Income From Investment Operations:
Net investment income (loss)[1]	0.08	(0.04)	(0.04)	0.03	0.24
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options, certain receivables and foreign currency transactions	(0.03)	(0.30)	0.21	(0.77)	1.05
TOTAL FROM INVESTMENT OPERATIONS	0.05	(0.34)	0.17	(0.74)	1.29
Less Distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.38)	(0.25)	(0.46)
Return of capital[2]	(0.05)	—	—	—	—
TOTAL DISTRIBUTIONS TO SHAREHOLDERS	(0.08)	(0.05)	(0.38)	(0.25)	(0.46)
Net Asset Value, End of Period	$9.47	$9.50	$9.89	$10.10	$11.09
Total Return[3]	0.53%	(3.41)%	1.74%	(6.67)%	12.88%
Ratios to Average Net Assets:
Net expenses	1.24%	1.26%	1.26%[4]	1.89%[4]	1.39%[4]
Net expenses excluding dividends and other expenses related to short sales	1.24%	1.24%	1.24%[4]	1.24%[4]	1.24%[4]
Net investment income (loss)	0.90%	(0.45)%	(0.41)%	0.27%	2.23%
Expense waiver/reimbursement[5]	0.18%	0.10%	0.08%	0.05%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$112,417	$175,186	$257,503	$464,884	$835,964
Portfolio turnover	198%	182%	129%	180%	191%
1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.26%, 1.89% and 1.39% for the years ended October 31, 2011, 2010 and 2009, respectively, after taking into account these expense reductions. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these expense offset arrangements.
5	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$9.41	$9.82	$9.99	$10.99	$10.21
Income From Investment Operations:
Net investment income (loss)[1]	0.01	(0.12)	(0.11)	(0.05)	0.16
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options, certain receivables and foreign currency transactions	(0.03)	(0.29)	0.21	(0.76)	1.04
TOTAL FROM INVESTMENT OPERATIONS	(0.02)	(0.41)	0.10	(0.81)	1.20
Distributions from net investment income	—	—	(0.27)	(0.19)	(0.42)
Net Asset Value, End of Period	$9.39	$9.41	$9.82	$9.99	$10.99
Total Return[2]	(0.21)%	(4.18)%	1.08%	(7.44)%	12.01%
Ratios to Average Net Assets:
Net expenses	1.99%	2.01%	2.01%[3]	2.64%[3]	2.14%[3]
Net expenses excluding dividends and other expenses related to short sales	1.99%	1.99%	1.99%[3]	1.99%[3]	1.99%[3]
Net investment income (loss)	0.16%	(1.21)%	(1.15)%	(0.50)%	1.54%
Expense waiver/reimbursement[4]	0.18%	0.10%	0.09%	0.05%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$17,267	$34,029	$60,018	$103,483	$166,561
Portfolio turnover	198%	182%	129%	180%	191%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.01%, 2.64% and 2.13% for the years ended October 31, 2011, 2010 and 2009, respectively, after taking into account these expense reductions. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these expense offset arrangements.
4	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$9.37	$9.77	$9.96	$10.96	$10.19
Income From Investment Operations:
Net investment income (loss)[1]	0.01	(0.11)	(0.11)	(0.05)	0.16
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options, certain receivables and foreign currency transactions	(0.03)	(0.29)	0.20	(0.76)	1.03
TOTAL FROM INVESTMENT OPERATIONS	(0.02)	(0.40)	0.09	(0.81)	1.19
Less Distributions:
Distributions from net investment income	—	—	(0.28)	(0.19)	(0.42)
Net Asset Value, End of Period	$9.35	$9.37	$9.77	$9.96	$10.96
Total Return[2]	(0.21)%	(4.09)%	0.98%	(7.38)%	11.96%
Ratios to Average Net Assets:
Net expenses	1.99%	2.01%	2.01%[3]	2.63%[3]	2.14%[3]
Net expenses excluding dividends and other expenses related to short sales	1.99%	1.99%	1.99%[3]	1.99%[3]	1.99%[3]
Net investment income (loss)	0.15%	(1.19)%	(1.16)%	(0.50)%	1.50%
Expense waiver/reimbursement[4]	0.18%	0.10%	0.08%	0.05%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$87,659	$147,819	$207,932	$365,433	$489,260
Portfolio turnover	198%	182%	129%	180%	191%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio are 2.01%, 2.63% and 2.13% for the years ended October 31, 2011, 2010 and 2009, respectively, after taking into account these expense reductions. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these expense offset arrangements.
4	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$9.56	$9.95	$10.15	$11.14	$10.29
Income From Investment Operations:
Net investment income (loss)[1]	0.11	(0.02)	(0.02)	0.03	0.23
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options, certain receivables and foreign currency transactions	(0.04)	(0.29)	0.22	(0.75)	1.08
TOTAL FROM INVESTMENT OPERATIONS	0.07	(0.31)	0.20	(0.72)	1.31
Less Distributions:
Distributions from net investment income	(0.05)	(0.08)	(0.40)	(0.27)	(0.46)
Return of capital[2]	(0.06)	—	—	—	—
TOTAL DISTRIBUTIONS TO SHAREHOLDERS	(0.11)	(0.08)	(0.40)	(0.27)	(0.46)
Net Asset Value, End of Period	$9.52	$9.56	$9.95	$10.15	$11.14
Total Return[3]	0.75%	(3.11)%	2.08%	(6.49)%	13.12%
Ratios to Average Net Assets:
Net expenses	0.99%	1.01%	1.01%[4]	1.58%[4]	1.22%[4]
Net expenses excluding dividends and other expenses related to short sales	0.99%	0.99%	0.99%[4]	0.99%[4]	0.99%[4]
Net investment income (loss)	1.18%	(0.20)%	(0.17)%	0.30%	2.05%
Expense waiver/reimbursement[5]	0.18%	0.10%	0.08%	0.05%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$27,681	$81,598	$90,569	$194,702	$81,473
Portfolio turnover	198%	182%	129%	180%	191%
1	Per share numbers have been calculated using the average shares method.
2	Represents return of capital for federal income tax purposes.
3	Based on net asset value.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio are 1.01%, 1.58% and 1.21% for the years ended October 31, 2011, 2010 and 2009, respectively, after taking into account these expense reductions. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these expense offset arrangements.
5	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
October 31, 2013
Assets:
Total investments in securities at value (including $32,588,672 of investment in affiliated holdings) (Note 5) (identified cost $211,951,345)		$232,631,475
Cash denominated in foreign currencies (identified cost $410,416)		408,816
Restricted Cash (Note 2)		26,850
Receivable for investments sold, net of reserve of $4,115,950		15,229,007
Income receivable		654,052
Receivable for daily variation margin		514,850
Unrealized appreciation on foreign exchange contracts		101,438
Receivable for shares sold		100,715
TOTAL ASSETS		249,667,203
Liabilities:
Unrealized depreciation on foreign exchange contracts	$409,028
Payable for investments purchased	3,280,556
Payable for shares redeemed	547,254
Payable for transfer agent fee	98,167
Payable for distribution services fee (Note 5)	67,317
Payable for shareholder services fee (Note 5)	64,401
Payable for Directors'/Trustees' fees (Note 5)	1,369
Accrued expenses (Note 5)	174,202
TOTAL LIABILITIES		4,642,294
Net assets for 25,992,769 shares outstanding		$245,024,909
Net Assets Consist of:
Paid-in capital		$706,408,204
Net unrealized appreciation of investments, futures contracts, certain receivables and translation of assets and liabilities in foreign currency		12,759,733
Accumulated net realized loss on investments and futures contracts		(474,238,542)
Undistributed net investment income		95,514
TOTAL NET ASSETS		$245,024,909
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($112,417,415 ÷ 11,868,751 shares outstanding), no par value, unlimited shares authorized	$9.47
Offering price per share (100/94.50 of $9.47)	$10.02
Redemption proceeds per share	$9.47
Class B Shares:
Net asset value per share ($17,267,110 ÷ 1,838,463 shares outstanding), no par value, unlimited shares authorized	$9.39
Offering price per share	$9.39
Redemption proceeds per share (94.50/100 of $9.39)	$8.87
Class C Shares:
Net asset value per share ($87,659,222 ÷ 9,376,537 shares outstanding), no par value, unlimited shares authorized	$9.35
Offering price per share	$9.35
Redemption proceeds per share (99.00/100 of $9.35)	$9.26
Institutional Shares:
Net asset value per share ($27,681,162 ÷ 2,909,018 shares outstanding), no par value, unlimited shares authorized	$9.52
Offering price per share	$9.52
Redemption proceeds per share	$9.52
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended October 31, 2013
Investment Income:
Interest		$15,755
Dividends (including $792,714 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $53,695)		5,943,725
Investment Income allocated from affiliated partnership (Note 5)		760,959
Total Income		6,720,439
Expenses:
Investment adviser fee (Note 5)	$2,345,684
Administrative fee (Note 5)	244,076
Custodian fees	98,268
Transfer agent fee	620,653
Directors'/Trustees' fees (Note 5)	1,987
Auditing fees	33,000
Legal fees	6,692
Distribution services fee (Note 5)	1,010,383
Shareholder services fee (Note 5)	671,404
Account administration fee (Note 2)	374
Portfolio accounting fees	146,644
Share registration costs	69,814
Printing and postage	82,323
Insurance premiums (Note 5)	4,786
Miscellaneous (Note 5)	6,198
TOTAL EXPENSES	5,342,286
Annual Shareholder Report

Statement of Operations–continued
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(548,495)
Waiver of distribution services fee	(375)
Reimbursement of shareholder services fee	(1,000)
TOTAL WAIVERS AND REIMBURSEMENT		$(549,870)
Net expenses			$4,792,416
Net investment income			1,928,023
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Certain Receivables and Foreign Currency Transactions:
Net realized gain on investments (including realized loss of $(4,735,651) on sales of investments in affiliated holdings (Note 5)) and foreign currency transactions			5,461,185
Net realized loss on futures contracts			(14,647,366)
Net realized loss allocated from affiliated partnership (Note 5)			(106,624)
Net change in unrealized appreciation of investments, certain receivables and translation of assets and liabilities in foreign currency			10,329,294
Net change in unrealized appreciation of futures contracts			(7,042,868)
Net realized and unrealized loss on investments, futures contracts, certain receivables and foreign currency transactions			(6,006,379)
Change in net assets resulting from operations			$(4,078,356)
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended October 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$1,928,023	$(3,894,887)
Net realized loss on investments, including allocation from affiliated partnership, futures contracts and foreign currency transactions	(9,292,805)	(23,383,404)
Net change in unrealized appreciation/depreciation of investments, futures contracts, certain receivables and translation of assets and liabilities in foreign currency	3,286,426	7,366,840
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(4,078,356)	(19,911,451)
Distribution to Shareholders:
Distributions from net investment income
Class A Shares	(547,703)	(1,328,817)
Institutional Shares	(327,833)	(880,430)
Return of Capital
Class A Shares	(761,559)	—
Institutional Shares	(455,840)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,092,935)	(2,209,247)
Share Transactions:
Proceeds from sale of shares	33,500,830	127,992,654
Net asset value of shares issued to shareholders in payment of distributions declared	1,751,132	1,808,177
Cost of shares redeemed	(222,688,463)	(285,070,598)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(187,436,501)	(155,269,767)
Change in net assets	(193,607,792)	(177,390,465)
Net Assets:
Beginning of period	438,632,701	616,023,166
End of period (including undistributed (distributions in excess of) net investment income of $95,514 and $(2,282,416), respectively)	$245,024,909	$438,632,701
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
October 31, 2013
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 diversified portfolios. The financial statements included herein are only those of Federated Absolute Return Fund (formerly, Federated Prudent Absolute Return Fund) (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide absolute (positive) returns with low correlation to the U.S. equity market.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
Annual Shareholder Report

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records its daily proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares and Class C Shares may bear certain account administration fees, distribution services fees and shareholder services fees unique to those classes.
For the year ended October 31, 2013, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class A Shares	$374
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to increase return and to manage duration and market risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at the period end are listed after the Fund's Portfolio of Investments.
The average notional value of futures contracts held by the Fund throughout the period was $104,855,948. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to increase return and manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA. Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amounts, are listed after the Fund's Portfolio of Investments.
Annual Shareholder Report

Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation on net settlement amount, are listed after the Fund's Portfolio of Investments. The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,079,148 and $736,341, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Short Sales
In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.
The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.
Option Contracts
The Fund buys/sells put and call options to increase return and manage market risk. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference
Annual Shareholder Report

instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At October 31, 2013, the Fund had no outstanding written options contracts.
The average notional amount of purchased options held by the Fund throughout the period was $1,228,918. This is based on amounts held as of each month-end throughout the fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$101,438	Unrealized depreciation on foreign exchange contracts	$409,028
Equity contracts	Total investments at value	412,500	Payable for daily variation margin	2,868,580*
Interest rate contracts		—		694,199*
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$513,938		$3,971,807
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Options Purchased	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$—	$(2,710,633)	$(2,710,633)
Equity contracts	(15,676,974)	(7,663,593)	—	(23,340,567)
Interest rate contracts	1,029,608	—	—	1,029,608
TOTAL	$(14,647,366)	$(7,663,593)	$(2,710,633)	$(25,021,592)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Options Purchased	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$—	$(264,965)	$(264,965)
Equity contracts	(6,348,669)	(848,500)	—	(7,197,169)
Interest Rate contracts	(694,199)	—	—	(694,199)
TOTAL	$(7,042,868)	$(848,500)	$(264,965)	$(8,156,333)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2013		2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,071,641	$19,158,587	4,810,028	$46,861,027
Shares issued to shareholders in payment of distributions declared	130,307	1,194,919	124,430	1,219,414
Shares redeemed	(8,767,043)	(80,948,358)	(12,534,096)	(121,562,765)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(6,565,095)	$(60,594,852)	(7,599,638)	$(73,482,324)
Year Ended October 31	2013		2012
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	145,506	$1,338,468	164,326	$1,582,242
Shares redeemed	(1,921,456)	(17,644,469)	(2,662,288)	(25,701,229)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,775,950)	$(16,306,001)	(2,497,962)	$(24,118,987)
Annual Shareholder Report

Year Ended October 31	2013		2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	517,446	$4,753,288	2,329,992	$22,546,089
Shares redeemed	(6,913,834)	(63,183,915)	(7,832,252)	(74,998,971)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(6,396,388)	$(58,430,627)	(5,502,260)	$(52,452,882)
Year Ended October 31	2013		2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	885,505	$8,250,487	5,827,229	$57,003,296
Shares issued to shareholders in payment of distributions declared	60,458	556,213	59,894	588,763
Shares redeemed	(6,575,923)	(60,911,721)	(6,450,851)	(62,807,633)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(5,629,960)	$(52,105,021)	(563,728)	$(5,215,574)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(20,367,393)	$(187,436,501)	(16,163,588)	$(155,269,767)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions, passive foreign investment companies (PFICs), return of capital distributions, regulatory settlement proceeds, net operating loss and partnership adjustments.
For the year ended October 31, 2013, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(2,517,896)	$2,542,842	$(24,946)
Net investment income (loss), net realized gains (losses) and net assets were not affected by the reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2013 and 2012, was as follows:
	2013	2012
Ordinary income	$875,536	$2,209,247
Return of capital	$1,217,399	$—
Annual Shareholder Report

As of October 31, 2013, the components of distributable earnings on a tax basis were as follows:
Accumulated capital loss	$(444,004,779)
Net unrealized depreciation	$(17,378,516)
The difference between book-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, defaulted bonds, partnerships and the realization for tax purposes of unrealized gains on PFICs.
At October 31, 2013, the cost of investments for federal tax purposes was $246,066,319. The net unrealized depreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation of FCs to U.S. dollars of assets and liabilities other than investment in securities, (b) outstanding foreign currency commitments; and (c) futures contracts was $13,434,844. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $26,388,071 and net unrealized depreciation from investments for those securities having an excess of cost over value of $39,822,915.
At October 31, 2013, the Fund had a capital loss carryforward of $444,004,779 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No expiration	$24,867,517	$5,507,951	$30,375,468
2015	$ 26,587,308	NA	$26,587,308
2017	$ 257,322,572	NA	$ 257,322,572
2018	$ 111,074,244	NA	$ 111,074,244
2019	$18,645,187	NA	$ 18,645,187
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2013 the Adviser waived $335,443 of its fee.
Annual Shareholder Report

Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended October 31, 2013, the Sub-Adviser earned a fee of $87,518.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended October 31, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2013, distribution services fees for the Fund were as follows:
	Distribution Service Fees Incurred	Distribution Services Fees Waived
Class B Shares	$179,913	$—
Class C Shares	830,470	(375)
TOTAL	$1,010,383	$(375)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2013, FSC retained $104,103 of fees paid by the Fund. For the year ended October 31, 2013, the Fund's Class A Shares did not incur a distribution service fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2013, FSC retained $4,346 in sales charges from the sale of Class A Shares. FSC also retained $10,568, $24,539 and $10,114 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended October 31, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$334,610	$(970)
Class B Shares	59,971	(30)
Class C Shares	276,823	—
TOTAL	$671,404	$(1,000)
For the year ended October 31, 2013, FSSC received $27,221 paid by the Fund.
Expense Limitation
Effective January 1, 2014, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, extraordinary expenses and proxy related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.29%, 2.04%, 2.04% and 1.04% (the “Fee Limit”), respectively,
Annual Shareholder Report

up to but not including the later of (the “Termination Date”): (a) January 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2013, the Adviser reimbursed $213,052. Transactions with the affiliated holdings during the year ended October 31, 2013, were as follows:
	Federated Prime Value Obligations Fund, Institutional Shares	Federated Prudent Bear Fund, Institutional Shares	Emerging Markets Fixed Income Core Fund	High Yield Bond Portfolio	Federated Project and Trade Finance Core Fund	Total of Affiliated Transactions
Balance of Shares Held 10/31/2012	24,178,050	—	—	—	—	24,178,050
Purchases/ Additions	293,450,394	9,942,857	739,947	2,693,125	509,775	307,336,098
Sales/ Reductions	(305,538,519)	(9,942,857)	(589,917)	(389,999)	(509,775)	(316,971,067)
Balance of Shares Held 10/31/2013	12,089,925	—	150,030	2,303,126	—	14,543,081
Value	$12,089,925	$—	$5,067,806	$15,430,941	$—	$32,588,672
Dividend Income/ Allocated Investment Income	$17,864	$—	$760,959	$657,251	$117,599	$1,553,673
Allocated Net Realized (Loss)	$—	$(4,068,261)	$(106,624)	$(15,974)	$(651,416)	$(4,842,275)
Annual Shareholder Report

6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2013 were as follows:
Purchases	$ 529,178,779
Sales	$ 594,722,048
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2013, there were no outstanding loans. During the year ended October 31, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2013, there were no outstanding loans. During the year ended October 31, 2013, the program was not utilized.
9. RECEIVABLE FROM BANKRUPTCY TRUSTEE
The amount presented on the Statement of Assets and Liabilities, under the caption receivable for investments sold, includes net realizable proceeds of $3,757,717 which represents the estimated amount expected to be received from the bankruptcy trustee for certain security transactions executed through Lehman Brothers in 2008.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended October 31, 2013, 100% of total income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV. Of the ordinary income distributions made by the Fund during the year ended October 31, 2013, 100% qualify for the dividend received deduction available to corporate shareholders.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF THE FEDERATED EQUITY FUNDS AND SHAREHOLDERS OF Federated absolute return fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Absolute Return Fund (Formerly, Federated Prudent Absolute Return Fund) (the “Fund”), a portfolio of Federated Equity Funds, as of October 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Absolute Return Fund as of October 31, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2013
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2013 to October 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2013	Ending Account Value 10/31/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,023.80	$6.33
Class B Shares	$1,000	$1,019.50	$10.13
Class C Shares	$1,000	$1,019.60	$10.13
Institutional Shares	$1,000	$1,025.90	$5.06
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.95	$6.31
Class B Shares	$1,000	$1,015.17	$10.11
Class C Shares	$1,000	$1,015.17	$10.11
Institutional Shares	$1,000	$1,020.21	$5.04
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.24%
Class B Shares	1.99%
Class C Shares	1.99%
Institutional Shares	0.99%
Annual Shareholder Report

Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Equity Funds (the “Trust”), of which the Fund is a portfolio, was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 2,777,709,632.389 total outstanding shares of the Trust.
The following item was considered by shareholders of the Trust and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Trustees of the Trust:1
Name	For	Withheld
John T. Collins	2,104,364,292.660	29,376,009.057
Maureen Lally-Green	2,104,554,202.739	29,186,098.978
Thomas M. O'Neill	2,104,050,166.003	29,690,135.714
P. Jerome Richey	2,103,363,407.698	30,376,894.019
1	The following Trustees continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board), and John S. Walsh.

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised 13 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh; Board Member, Energy & Mineral Law Foundation.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Dana L. Meissner Birth Date: November 12, 1968 VICE PRESIDENT Officer since: December 2012 Portfolio Manager since: February 2009	Principal Occupations: Dana L. Meissner has been the Fund's Portfolio Manager since February 2009. He is Vice President of the Trust with respect to the Fund. Mr. Meissner, a Vice President of a Federated advisory subsidiary, joined Federated in May 2000 as an investment analyst and became senior investment analyst and assistant vice president in 2003. Mr. Meissnerhas received the Chartered Financial Analyst designation and is a member of the CFA Society of Pittsburgh. He received his MSIA from Carnegie Mellon University and M.S. and B.S. in Engineering from the University of Toledo.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2013
Federated Absolute Return Fund (the “Fund”)
(formerly, Federated Prudent Absolute Return Fund and Federated Market Opportunity Fund)
    Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what might be
Annual Shareholder Report

viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein;
Annual Shareholder Report

and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was below the median of the relevant peer group, and was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
Annual Shareholder Report

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and
Annual Shareholder Report

processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
Annual Shareholder Report

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Absolute Return Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172743
CUSIP 314172735
CUSIP 314172727
CUSIP 314172453
26852 (12/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
October 31, 2013
Share Class	Ticker
A	SVAAX
C	SVACX
Institutional	SVAIX

Federated Strategic Value Dividend Fund
Fund Established 2005

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from November 1, 2012 through October 31, 2013. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Strategic Value Dividend Fund (the “Fund”), based on net asset value, for the 12-month reporting period ended October 31, 2013 was 17.85% for the Class A Shares, 17.18% for the Class C Shares and 18.30% for the Institutional Shares. The total return of the Dow Jones Select Dividend Index (DJSDI),1 a broad-based securities market index that represents the domestic dividend-paying universe, was 25.26% for the reporting period, while the total return of the Standard and Poor's 500 Index (S&P 500)2 was 27.18% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the DJSDI or the S&P 500.
The Fund's investment strategy focused on its goal of providing a consistent and growing income stream through dividend-based performance. This was the most significant factor affecting the Fund's performance relative to the DJSDI.
The following discussion will focus on the performance of the Fund's Institutional Shares. During the reporting period, the Fund's Institutional Shares underperformed the DJSDI and S&P 500. The 18.30% total return of the Institutional Shares consisted of 4.35% in dividend income and 13.95% in appreciation of the net asset value of the shares.
MARKET OVERVIEW
The commencement of the reporting period was a muddled period for the markets and the economy as a whole, as Hurricane Sandy played havoc with much of the economic data, uncertainty over the election's outcome gave way to uncertainty about the outcome of the fiscal cliff (automatic spending cuts that were slated to occur at the beginning of 2013) debate. Personal income rose, fueled by one of our favorite sources of income, dividends, as companies both raised and declared special dividends before year-end in anticipation of big tax increases in 2013. (Note that the big increases did not materialize, with rates only moving up from 15% to 20% and with capital gains being treated in the same fashion).
During the first quarter of 2013, equities were driven higher as the Federal Reserve (the Fed) continued pursuing Quantitative Easing (QE), replacing the expiring Operation Twist program (the purchase of longer-term securities using proceeds from the sale of short-term holdings) with a fourth round of QE through more outright purchase of longer-term Treasury securities. However, consumer confidence and sentiment gauges continued to plunge based on concerns about the $85 billion in sequester spending cuts. The bailout of the Cypriot banks caused turbulence overseas and increased fears that the euro zone's contraction may worsen. Consumer spending however was robust, and housing prices were on the rise.
Annual Shareholder Report
1

At mid-year, the equity market was very volatile, driven by generally improving economic data and statements made by the Fed Chairman, Ben Bernanke, hinting at tapering as soon as September. As far as the fundamentals go, the economy appeared to be strengthening modestly after a very sluggish first quarter, in which Gross Domestic Product growth came in at a downwardly revised 1.8%. Reports on home sales, housing prices, consumer confidence, consumer sentiment, factory orders, manufacturing activity, job growth and consumer spending surprised to the upside—a more optimistic view also acknowledged by the Fed and cited as a rationale to begin tapering. Globally, Japan's new government and central bank leadership launched a massive stimulus program, flooding the global markets with liquidity.
The severity of China's slowdown loomed as a worry, as did a pick-up in mortgage rates, though rates remained historically low and buying activity robust.
During the third quarter, equities rallied until the last two weeks of September, as investor concern rose over whether the nation was headed for a government shutdown over a resolution to continue to fund the budget. The debate in reality served as a proxy for a showdown over the Affordable Care Act, which House Republicans vowed to defund and the White House and Senate Democrats vowed to protect at all costs. The Fed did forego the start of tapering as they cited concerns about the political fight in Washington, the spike in mortgage rates that appears to have somewhat slowed housing's acceleration and the lack of quality job growth as reasons to wait a little longer before beginning to reduce the Fed's $85 billion in monthly bond purchases.
Outside of the U.S., the euro zone provided a relative source of optimism as Spain's central bank announced that the country's two year recession had finally ended in the third quarter of 2013. News of an improvement in the euro zone's periphery seemed to have a positive impact on both investors and consumers, as economic sentiment indicators and consumer surveys reflected a pickup in confidence.
Investors looked beyond the fact that the reporting period ended as it began, with another down-to-the-wire debt ceiling clash, and the equity markets ultimately rallied strongly in October, with the Dow Jones Industrial Average and S&P 500 setting new highs. Manufacturing appeared to be gaining strength, but home sales, retail sales and improvements in the labor market were weak.
Annual Shareholder Report
2

Dividend-Based performance
The Fund ended the 12-month reporting period with a gross weighted average dividend yield of 4.4% and a 30-day SEC yield of 3.6%.3 This was greater than the yield of the 10-Year Treasury Note (2.6%), the yield of the broad market S&P 500 (2.1%), and the yield of the DJSDI (3.5%). In addition to its higher-than-market yield, the portfolio seeks to own high-quality companies that raise their dividends over time.4 During the reporting period, 32 of the holdings increased their dividends, with one company raising its dividend twice, for a total of 33 increases. Some of the most generous increases have come from General Mills, Chevron, Unilever and Phillip Morris International. These companies increased their dividends by 15.2%, 11.1%, 10.7% and 10.6%, respectively. The portfolio did experience a dividend cut from CenturyLink in February when the company's management team unexpectedly chose to pursue a different capital allocation strategy. Following the announcement of the dividend cut, CenturyLink was sold out of the portfolio, since it was no longer supportive of a dividend-based investment strategy.
Even with the Fund's low Beta5 of 0.50 (Wilshire 3-year beta versus the S&P 500 calculated using monthly return), the Fund still posted a favorable total return of 18.30%. The Fund primarily invests in high-yielding, low-beta, large-cap, high-quality holdings which are representative of a dividend-oriented strategy. During the reporting period, the broad-market saw the greatest returns in cyclical sectors, including Consumer Discretionary (+40.1%) and Industrials (+35.8%), which afford little opportunities for the dividend investor. From an absolute perspective, the portfolio had positive returns across all of its sectors except the Financial sector, which consisted of one REIT security. The largest contributions came from the Consumer Staples and Health Care sectors, which returned 29.2% and 27.9%, respectively. The strong performance in Consumer Staples was driven by tobacco names such as Lorillard and Reynolds American with posted returns of 39.0% and 30.1%. Bristol Myers (+63.6%), AbbVie (+36.1%), Johnson & Johnson (+35.0%) and GlaxoSmithKline (+24.2%) led the way for the Health Care sector. Vodafone, within the Telecom Services sector, also helped Fund performance, returning 41.0% for the reporting period. Vodafone notably advanced after the September 2nd announcement that Verizon Communications reached an agreement to acquire their 45% interest in Verizon Wireless for $130 billion. Vodafone is planning to pay out 71% of the net proceeds to shareholders as a special dividend in early 2014.
To the detriment of the portfolio, several individual stocks did post losses for the reporting period. Exelon, CenturyLink and Windstream, posted losses of -15.9%, -12.3% and -12.2%, respectively. These three stocks in aggregate comprised only 2.0% of the portfolio and were ultimately sold during the reporting period. Digital Realty also posted a loss of -19.7%. It was a relatively new REIT position within the portfolio, and the investment thesis has not yet played out.
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3

Over the 12-month reporting period, the markets were significantly affected by events such as the presidential election, the discussion of tapering QE, the government shutdown and the fear of a U.S. default. Despite the ups and downs of the market during the reporting period, the Fund remained positioned to seek to provide investors with positive income, reliable dividend growth and lower downside risk in any market environment.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the DJSDI.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the S&P 500.
3	In the absence of temporary expense waivers and reimbursements, the 30-day SEC yield would have been 3.4%. The dividend yield represents the average yield of the underlying securities within the portfolio. The average yield is a weighted average calculated by assigning a weight to each of the underlying securities in the portfolio based upon the portion of total assets of the portfolio each underlying security represents.
4	There are no guarantees that dividend paying stocks will continue to pay dividends. In addition, dividend paying stocks may not experience the same capital appreciation potential as non-dividend paying stocks.
5	Beta measures a portfolio's volatility relative to the market. A Beta greater than 1.00 suggests the portfolio has historically been more volatile than the market as measured by the fund's benchmark. A Beta less than 1.00 suggests the portfolio has historically had less volatility relative to the market.
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4

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Strategic Value Dividend Fund (the “Fund”) from March 30, 2005 (start of performance) to October 31, 2013, compared to the Standard & Poor's Index (S&P 500)2 and the Dow Jones Select Dividend Index (DJSDI).2
Average Annual Total Returns for the Period Ended 10/31/2013
(returns reflect all applicable sales charges and contingent sales charges as specified below in footnote #1)
Share Class	1 Year	5 Years	Start of Performance*
Class A Shares	11.28%	10.59%	5.97%
Class C Shares	16.18%	10.99%	5.91%
Institutional Shares	18.30%	12.11%	6.95%
*	The Fund's start of performance date was March 30, 2005.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
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5

Growth of a $10,000 Investment–Class A shares
Growth of $10,000 as of October 31, 2013
■	Total returns shown include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).

Growth of a $10,000 Investment–Class C shares
Growth of $10,000 as of October 31, 2013
■	Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

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6

Growth of a $10,000 Investment–institutional Shares
Growth of $10,000 as of October 31, 2013
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: For Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class C Shares, a 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and DJSDI have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The DJSDI is a dividend-weighted index intended to represent the 100 stocks in the Dow Jones U.S. Total Market Index that have the highest indicated annual dividend yield. The S&P 500 and the DJSDI are not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest in an index.
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7

Portfolio of Investments Summary Table (unaudited)
At October 31, 2013, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Consumer Staples	25.8%
Utilities	20.7%
Health Care	19.1%
Energy	15.1%
Telecommunication Services	14.6%
Consumer Discretionary	3.0%
Financials	0.9%
Cash Equivalents[2]	0.5%
Other Assets and Liabilities—Net[3]	0.3%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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8

Portfolio of Investments
October 31, 2013
Shares		Value
	COMMON STOCKS—99.2%
	Consumer Discretionary—3.0%
2,464,545	McDonald's Corp.	$237,877,883
	Consumer Staples—25.8%
9,678,845	Altria Group, Inc.	360,343,399
716,100	General Mills, Inc.	36,105,762
890,200	Kellogg Co.	56,305,150
2,017,600	Kimberly-Clark Corp.	217,900,800
6,074,440	Kraft Foods Group, Inc.	330,328,047
4,716,500	Lorillard, Inc.	240,588,665
955,700	PepsiCo, Inc.	80,364,813
2,746,455	Philip Morris International, Inc.	244,764,070
936,030	Procter & Gamble Co.	75,584,422
6,186,227	Reynolds American, Inc.	317,786,481
838,050	The Coca-Cola Co.	33,161,639
817,567	Unilever PLC	33,117,321
	TOTAL	2,026,350,569
	Energy—15.1%
23,569,000	BP PLC	182,390,899
947,225	Chevron Corp.	113,629,111
4,855,280	ConocoPhillips	355,892,024
8,183,360	Royal Dutch Shell PLC, Class B	282,822,288
4,186,080	Total S.A.	256,746,994
	TOTAL	1,191,481,316
	Financials—0.9%
1,550,000	Digital Realty Trust, Inc.	73,873,000
	Health Care—19.1%
5,249,360	AbbVie, Inc.	254,331,492
5,678,240	AstraZeneca PLC	300,434,720
1,602,070	Bristol-Myers Squibb Co.	84,140,717
1,716,295	Eli Lilly & Co.	85,505,817
11,307,773	GlaxoSmithKline PLC	297,712,436
2,629,485	Johnson & Johnson	243,516,606
5,286,010	Merck & Co., Inc.	238,346,191
	TOTAL	1,503,987,979
	Telecommunication Services—14.6%
10,113,165	AT&T, Inc.	366,096,573
Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued
		Telecommunication Services—continued
1,947,910		BCE, Inc.	$84,761,595
6,559,250		Verizon Communications, Inc.	331,307,717
98,412,863		Vodafone Group PLC	362,424,593
		TOTAL	1,144,590,478
		Utilities—20.7%
2,088,015		American Electric Power Co., Inc.	97,802,623
1,732,295		Dominion Resources, Inc.	110,433,806
4,693,859		Duke Energy Corp.	336,690,506
23,646,244		National Grid PLC	297,923,641
8,036,905		PPL Corp.	246,170,400
9,866,070		SSE PLC	224,203,050
7,708,068		Southern Co.	315,337,062
		TOTAL	1,628,561,088
		TOTAL COMMON STOCKS (IDENTIFIED COST $6,334,044,852)	7,806,722,313
		INVESTMENT COMPANY—0.5%
41,203,533	[1,2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	41,203,533
		TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $6,375,248,385)[3]	7,847,925,846
		OTHER ASSETS AND LIABILITIES - NET—0.3%[4]	20,084,809
		TOTAL NET ASSETS—100%	$7,868,010,655
1	Affiliated holding.
2	7-day net yield.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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10

The following is a summary of the inputs used, as of October 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$5,484,184,776	$—	$—	$5,484,184,776
International	84,761,595	2,237,775,942[1]	—	2,322,537,537
Investment Company	41,203,533	—	—	41,203,533
TOTAL SECURITIES	$5,610,149,904	$2,237,775,942	$—	$7,847,925,846
1	Includes $1,938,369,546 of common stock securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$5.08	$4.69	$4.36	$3.85	$4.01
Income From Investment Operations:
Net investment income	0.18	0.19	0.17[1]	0.16[1]	0.15
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.70	0.39	0.32	0.51	(0.15)
TOTAL FROM INVESTMENT OPERATIONS	0.88	0.58	0.49	0.67	—
Less Distributions:
Distributions from net investment income	(0.18)	(0.19)	(0.16)	(0.16)	(0.16)
Distributions from net realized gain on investments and foreign currency transactions	(0.00)[2]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.18)	(0.19)	(0.16)	(0.16)	(0.16)
Net Asset Value, End of Period	$5.78	$5.08	$4.69	$4.36	$3.85
Total Return[3]	17.85%	12.63%	11.50%	17.83%	0.31%
Ratios to Average Net Assets:
Net expenses	1.05%	1.05%[4]	1.05%[4]	1.05%[4]	1.04%[4]
Net investment income	3.46%	3.83%	3.67%	3.98%	4.38%
Expense waiver/reimbursement[5]	0.14%	0.14%	0.14%	0.19%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,944,577	$1,531,723	$992,799	$439,433	$358,589
Portfolio turnover	25%	20%	17%	20%	42%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	The net expense ratio is calculated without reduction for expenses offset arrangements. The net expense ratios are 1.05%, 1.05%, 1.04% and 1.04% for the years ended October 31, 2012, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$5.08	$4.70	$4.37	$3.85	$4.02
Income From Investment Operations:
Net investment income	0.15	0.15	0.13[1]	0.13[1]	0.13
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.71	0.38	0.33	0.52	(0.17)
TOTAL FROM INVESTMENT OPERATIONS	0.86	0.53	0.46	0.65	(0.04)
Less Distributions:
Distributions from net investment income	(0.15)	(0.15)	(0.13)	(0.13)	(0.13)
Distributions from net realized gain on investments and foreign currency transactions	(0.00)[2]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.15)	(0.15)	(0.13)	(0.13)	(0.13)
Net Asset Value, End of Period	$5.79	$5.08	$4.70	$4.37	$3.85
Total Return[3]	17.18%	11.56%	10.67%	17.21%	(0.69)%
Ratios to Average Net Assets:
Net expenses	1.80%	1.80%[4]	1.80%[4]	1.80%[4]	1.79%[4]
Net investment income	2.69%	3.05%	2.95%	3.22%	3.65%
Expense waiver/reimbursement[5]	0.14%	0.14%	0.14%	0.19%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,021,307	$667,700	$328,987	$173,394	$123,604
Portfolio turnover	25%	20%	17%	20%	42%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	The net expense ratio is calculated without reduction for expenses offset arrangements. The net expense ratios are 1.80%, 1.80%, 1.80% and 1.79% for the years ended October 31, 2012, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$5.09	$4.70	$4.38	$3.86	$4.02
Income From Investment Operations:
Net investment income	0.20	0.20	0.18[1]	0.17[1]	0.17
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.71	0.39	0.31	0.52	(0.16)
TOTAL FROM INVESTMENT OPERATIONS	0.91	0.59	0.49	0.69	0.01
Less Distributions:
Distributions from net investment income	(0.20)	(0.20)	(0.17)	(0.17)	(0.17)
Distributions from net realized gain on investments and foreign currency transactions	(0.00)[2]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.20)	(0.20)	(0.17)	(0.17)	(0.17)
Net Asset Value, End of Period	$5.80	$5.09	$4.70	$4.38	$3.86
Total Return[3]	18.30%	12.87%	11.48%	18.34%	0.55%
Ratios to Average Net Assets:
Net expenses	0.80%	0.80%[4]	0.80%[4]	0.80%[4]	0.80%[4]
Net investment income	3.73%	4.11%	3.89%	4.14%	4.59%
Expense waiver/reimbursement[5]	0.14%	0.14%	0.14%	0.19%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,902,127	$4,662,436	$3,263,920	$1,340,561	$383,503
Portfolio turnover	25%	20%	17%	20%	42%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	The net expense ratio is calculated without reduction for expenses offset arrangements. The net expense ratios are 0.80%, 0.80%, 0.80% and 0.80% for the years ended October 31, 2012, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Statement of Assets and Liabilities
October 31, 2013
Assets:
Total investment in securities, at value including $41,203,533 of investment in an affiliated holding (Note 5) (identified cost $6,375,248,385)		$7,847,925,846
Cash denominated in foreign currencies (identified cost $262,362)		263,466
Income receivable		18,784,923
Receivable for shares sold		17,493,764
TOTAL ASSETS		7,884,467,999
Liabilities:
Payable for shares redeemed	$13,403,813
Income distribution payable	248
Payable for transfer agent fee	736,351
Payable for distribution services fee (Note 5)	626,286
Payable for shareholder services fee (Note 5)	1,275,305
Accrued expenses (Note 5)	415,341
TOTAL LIABILITIES		16,457,344
Net assets for 1,358,096,777 shares outstanding		$7,868,010,655
Net Assets Consist of:
Paid-in capital		$6,349,556,690
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		1,472,678,565
Accumulated net realized gain on investments and foreign currency transactions		40,390,780
Undistributed net investment income		5,384,620
TOTAL NET ASSETS		$7,868,010,655
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,944,577,416 ÷ 336,462,755 shares outstanding), no par value, unlimited shares authorized		$5.78
Offering price per share (100/94.50 of $5.78)		$6.12
Redemption proceeds per share		$5.78
Class C Shares:
Net asset value per share ($1,021,306,595 ÷ 176,458,827 shares outstanding), no par value, unlimited shares authorized		$5.79
Offering price per share		$5.79
Redemption proceeds per share (99.00/100 of $5.79)		$5.73
Institutional Shares:
Net asset value per share ($4,902,126,644 ÷ 845,175,195 shares outstanding), no par value, unlimited shares authorized		$5.80
Offering price per share		$5.80
Redemption proceeds per share		$5.80
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Statement of Operations
Year Ended October 31, 2013
Investment Income:
Dividends (including $66,508 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $2,615,748)			$324,213,757
Interest			902
TOTAL INCOME			324,214,659
Expenses:
Investment adviser fee (Note 5)		$53,735,445
Administrative fee (Note 5)		5,591,650
Custodian fees		860,484
Transfer agent fee		6,638,993
Directors'/Trustees' fees (Note 5)		36,844
Auditing fees		22,050
Legal fees		9,103
Portfolio accounting fees		195,410
Distribution services fee (Note 5)		6,249,734
Shareholder services fee (Note 5)		6,224,890
Account administration fee (Note 2)		32,221
Share registration costs		206,225
Printing and postage		414,324
Insurance premiums (Note 5)		21,846
Miscellaneous (Note 5)		71,867
TOTAL EXPENSES		80,311,086
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(10,135,361)
Waiver of distribution services fee	(8,200)
TOTAL WAIVERS AND REIMBURSEMENT		(10,143,561)
Net expenses			70,167,525
Net investment income			254,047,134
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			160,200,489
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			765,120,535
Net realized and unrealized gain on investments and foreign currency transactions			925,321,024
Change in net assets resulting from operations			$1,179,368,158
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Statement of Changes in Net Assets
Year Ended October 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$254,047,134	$237,446,302
Net realized gain on investments and foreign currency transactions	160,200,489	90,258,276
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	765,120,535	381,788,805
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,179,368,158	709,493,383
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(57,685,517)	(50,171,857)
Class C Shares	(22,270,960)	(15,955,313)
Institutional Shares	(170,703,493)	(171,545,909)
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(743,824)	—
Class C Shares	(331,944)	—
Institutional Shares	(2,249,502)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(253,985,240)	(237,673,079)
Share Transactions:
Proceeds from sale of shares	2,753,788,113	3,597,077,148
Proceeds from shares issued in connection with the tax-free transfer of assets from Performance Strategic Dividend Fund	—	48,068,683
Net asset value of shares issued to shareholders in payment of distributions declared	178,366,508	136,055,951
Cost of shares redeemed	(2,851,386,515)	(1,976,868,157)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	80,768,106	1,804,333,625
Change in net assets	1,006,151,024	2,276,153,929
Net Assets:
Beginning of period	6,861,859,631	4,585,705,702
End of period (including undistributed net investment income of $5,384,620 and $1,987,476, respectively)	$7,868,010,655	$6,861,859,631
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Notes to Financial Statements
October 31, 2013
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 diversified portfolios. The financial statements included herein are only those of Federated Strategic Value Dividend Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide income and long-term capital appreciation.
On September 21, 2012, the Fund acquired all of the net assets of Performance Strategic Dividend Fund (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on September 19, 2012. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on November 1, 2011, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended October 31, 2012, were as follows:
Net investment income*	$238,257,080
Net realized and unrealized gain on investments	$482,990,898
Net increase in net assets resulting from operations	$721,247,978
*	Net investment income includes $58,021 of pro forma eliminated expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of earnings of the Acquired Fund that has been included in the Fund's Statement of Changes in Net Assets as of October 31, 2012.
For every one share of Performance Strategic Dividend Fund Class A Shares exchanged, a shareholder received 2.284 shares of Federated Strategic Value Dividend Fund Class A Shares.
For every one share of Performance Strategic Dividend Fund Institutional Class Shares exchanged, a shareholder received 2.274 shares of Federated Strategic Value Dividend Fund Institutional Shares.
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The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Performance Strategic Dividend Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
9,248,446	$48,068,683	$7,344,271	$6,899,071,764	$6,947,140,447
1	Unrealized Appreciation is included in the Acquired Fund Net Assets Received amount shown above.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
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more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
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The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares and Institutional Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the year ended October 31, 2013, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class A Shares	$31,199
Class C Shares	1,022
TOTAL	$32,221
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Additional Disclosure Related to Derivative Instruments
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Foreign Currency Contracts
Foreign exchange contracts	$160,712
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2013		2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	127,695,925	$687,186,985	187,474,713	$911,825,262
Shares issued in connection with the tax-free transfer of assets from Performance Strategic Dividend Fund	—	—	1,160,321	6,010,472
Shares issued to shareholders in payment of distributions declared	9,775,166	52,150,060	9,017,156	43,957,977
Shares redeemed	(102,734,422)	(545,048,896)	(107,694,770)	(522,902,467)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	34,736,669	$194,288,149	89,957,420	$438,891,244
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Year Ended October 31	2013		2012
Class C Shares:	Shares	Amount	Shares	Amount
Share sold	66,779,637	$360,543,615	73,236,457	$357,758,308
Shares issued to shareholders in payment of distributions declared	3,445,854	18,386,747	2,592,476	12,669,630
Shares redeemed	(25,096,346)	(135,340,982)	(14,558,379)	(71,542,442)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	45,129,145	$243,589,380	61,270,554	$298,885,496
Year Ended October 31	2013		2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	317,574,957	$1,706,057,513	477,495,173	$2,327,493,578
Shares issued in connection with the tax-free transfer of assets from Performance Strategic Dividend Fund	—	—	8,088,125	42,058,211
Shares issued to shareholders in payment of distributions declared	20,151,285	107,829,701	16,109,953	79,428,344
Shares redeemed	(407,892,277)	(2,170,996,637)	(280,290,037)	(1,382,423,248)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(70,166,035)	$(357,109,423)	221,403,214	$1,066,556,885
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	9,699,779	$80,768,106	372,631,188	$1,804,333,625
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency reclasses.
For the year ended October 31, 2013, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$9,980	$(9,980)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
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The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2013 and 2012, was as follows:
	2013	2012
Ordinary income	$250,659,970	$237,673,079
Long-term capital gains	$3,325,270	$—
As of October 31, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$5,384,620
Undistributed long-term capital gains	$40,390,780
Net unrealized appreciation	$1,472,678,585
At October 31, 2013, the cost of investments for federal tax purposes was $6,375,248,385. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from the translation of FCs to U.S. dollars of assets and liabilities other than investments in securities was $1,472,677,461. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,495,004,301 and net unrealized depreciation from investments for those securities having an excess of cost over value of $22,326,840.
The Fund used capital loss carryforwards of $119,799,718 to offset capital gains realized during the year ended October 31, 2013.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2013, the Adviser voluntarily waived $10,067,855 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2013, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$6,249,734	$(8,200)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2013, FSC retained $2,441,978 of fees paid by the Fund. For the year ended October 31, 2013, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2013, FSC retained $909,970 in sales charges from the sale of Class A Shares. FSC also retained $30,867 and $174,830 of CDSC relating to redemptions of Class A Shares and Class C Shares, respectively.
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Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended October 31, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$4,142,667
Class C Shares	2,082,223
TOTAL	$6,224,890
For the year ended October 31, 2013, FSSC received $17,959 of fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.05%, 1.80% and 0.80% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2013, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $6,537,945.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
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Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2013, the Adviser reimbursed $67,506. Transactions involving the affiliated holding during the year ended October 31, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2012	42,309,666
Purchases/Additions	1,306,961,651
Sales/Reductions	(1,308,067,784)
Balance of Shares Held 10/31/2013	41,203,533
Value	$41,203,533
Dividend Income	$66,508
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2013, were as follows:
Purchases	$1,869,288,964
Sales	$1,785,518,186
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2013, there were no outstanding loans. During the year ended October 31, 2013, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2013, there were no outstanding loans. During the year ended October 31, 2013, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2013, the amount of long-term capital gains designated by the Fund was $3,325,270.
For the fiscal year ended October 31, 2013, 100% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended October 31, 2013, 82.9% qualify for the dividend received deduction available to corporate shareholders.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF Federated Equity Funds AND SHAREHOLDERS OF Federated Strategic Value Dividend Fund:
We have audited the accompanying statement of assets and liabilities of Federated Strategic Value Dividend Fund (the “Fund”) (one of the portfolios constituting Federated Equity Funds), including the portfolio of investments, as of October 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Strategic Value Dividend Fund, a portfolio of Federated Equity Funds, at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2013
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2013 to October 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (“loads”) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2013	Ending Account Value 10/31/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,038.70	$5.40
Class C Shares	$1,000	$1,034.80	$9.23
Institutional Shares	$1,000	$1,039.90	$4.11
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.91	$5.35
Class C Shares	$1,000	$1,016.13	$9.15
Institutional Shares	$1,000	$1,021.17	$4.08
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.05%
Class C Shares	1.80%
Institutional Shares	0.80%
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Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Equity Funds (the “Trust”), of which the Fund is a portfolio, was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 2,777,709,632.389 total outstanding shares of the Trust.
The following item was considered by shareholders of the Trust and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Trustees of the Trust:1
Name	For	Withheld
John T. Collins	2,104,364,292.660	29,376,009.057
Maureen Lally-Green	2,104,554,202.739	29,186,098.978
Thomas M. O'Neill	2,104,050,166.003	29,690,135.714
P. Jerome Richey	2,103,363,407.698	30,376,894.019
1	The following Trustees continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board), and John S. Walsh.
33

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised 13 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh; Board Member, Energy & Mineral Law Foundation.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: April 1987	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Walter C. Bean Birth Date: June 22, 1945 VICE PRESIDENT Officer since: November 2006 Portfolio Manager since: inception	Principal Occupations: Walter C. Bean has been the Fund's Portfolio Manager since inception. He is Vice President of the Trust with respect to the Fund. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and the Head of the Strategic Value Team of the Fund's Adviser. Mr. Bean joined Federated in 2000. His previous associations included: various investment management and research positions with C.S. McKee & Company, First Chicago Investment Advisors, CIGNA Investment Advisors and Mellon Bank. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from the Pennsylvania State University. Mr. Bean has received the Chartered Financial Analyst designation and has 44 years of investment experience.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Strategic Value Dividend Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that, for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
For the periods covered by the Evaluation, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
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The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Strategic Value Dividend Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172586
CUSIP 314172578
CUSIP 314172560
33982 (12/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $360,500

Fiscal year ended 2012 - $383,700

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $145

Fiscal year ended 2012 - $0

Travel to Audit Committee meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $10,580 and $8,370 respectively. Fiscal year ended 2013- Audit consent fee for N-14 merger document. Fiscal year ended 2012- Audit consent fees for N-14 merger documents.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $0

Fiscal year ended 2012 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $0

Fiscal year ended 2012 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $16,337 and $18,894 respectively. Fiscal year ended 2013- Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2012- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2013 - $145,168

Fiscal year ended 2012 - $454,242

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date December 23, 2013

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2013